UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06625

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Payden Cash Reserves Money Market Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (47%)
9,000,000	FFCB, 0.19%, 6/06/14	$9,001
25,000,000	FFCB, 0.25%, 4/26/13	25,010
11,300,000	FFCB, 0.26%, 6/26/13	11,305
5,000,000	FHLB, 0.12%, 1/03/14	5,000
11,000,000	FHLB, 0.12%, 1/24/14	11,001
15,000,000	FHLB, 0.17%, 5/23/14	14,999
25,000,000	FHLB Disc Note, 0.16%, 3/08/13 (a)	24,996
20,000,000	FHLB Disc Note, 0.16%, 4/03/13 (a)	19,995
9,800,000	FHLB Disc Note, 0.17%, 4/12/13 (a)	9,797
4,350,000	FHLMC, 0.20%, 12/05/14	4,350
10,000,000	FHLMC Disc Note, 0.17%, 4/15/13 (a)	9,996
28,100,000	FNMA Disc Note, 0.14%, 2/14/13 (a)	28,099
Total U.S. Government Agency (Cost - $173,549)		173,549
U.S. Treasury (12%)
20,000,000	U.S. Treasury Bill, 0.13%, 6/13/13 (a)	19,990
10,000,000	U.S. Treasury Note, 0.50%, 10/15/13	10,024
15,000,000	U.S. Treasury Note, 0.50%, 11/15/13	15,041
Total U.S. Treasury (Cost - $45,055)		45,055
Investment Company (1%)
5,091,780	Dreyfus Treasury Cash Management Fund
	(Cost - $5,092)	5,092
Repurchase Agreement (41%)
50,000,000	Citigroup Tri Party, 0.10%, 2/04/13 (b)	50,000
50,000,000	Deutsche Bank Tri Party, 0.09%, 2/06/13 (c)	50,000
50,000,000	Goldman Sachs Tri Party, 0.10%, 2/01/13 (d)	50,000
1,000,000	RBC Capital Tri Party, 0.15%, 2/01/13 (e)	1,000
Total Repurchase Agreement (Cost - $151,000)		151,000
Total (Cost - $374,696) (101%)		374,696
Liabilities in excess of Other Assets (-1%)		(2,385)
Net Assets (100%)		$372,311

(a)	Yield to maturity at time of purchase.
(b)	The repurchase agreement dated 1/28/2013 is collateralized by the following securities:

Citigroup Tri Party
1,898,177	FMAC, 3.50%, Jan 26	$1,531
184,325,462	FNMA, maturity from Apr 18-Dec 42, yielding
	from 2.50%-6.00%	46,574
4,040,229	GNMA, maturity from May 41-Jan 43, yielding
	from 3.50%-4.50%	4,270
		$52,375

(c) The repurchase agreement dated 1/30/2013 is collateralized by the following securities:

Deutsche Bank Tri Party
50,349,488	FNMA, maturity from Oct 25-Feb 43, yielding
	from 3.50%-4.50%	$52,500

(d) The repurchase agreement dated 1/25/2013 is collateralized by the following securities:

Goldman Sachs Tri Party
35,319,800	U.S. Treasury Bill, 0.00%, Jun 13	$35,308
13,953,300	U.S. Treasury Note, 3.13%, May 19	15,692
		$51,000

(e) The repurchase agreement dated 1/31/2013 is collateralized by the following securities:

RBC Capital Tri Party
1,878,677	FMAC, 4.00%, Sept 41	$1,020

1	Payden Mutual Funds

Payden Limited Maturity Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (16%)
338,054	AEP Texas Central Transition Funding LLC,
	5.96%, 7/15/15	$347
3,250,000	Ally Auto Receivables Trust, 0.51%, 12/22/14	3,253
1,735,000	Ally Auto Receivables Trust, 0.99%, 11/16/15	1,745
1,100,000	Bumper 2 SA, 1.89%, 6/20/22 GBP (a)	1,762
3,200,000	Capital Auto Receivables Asset Trust,
	0.62%, 7/20/16	3,196
330,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	329
340,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	339
2,704,829	CarMax Auto Owner Trust, 0.59%, 3/16/15	2,708
1,400,000	Chester Asset Receivables Dealings 2003-B PLC,
	4.65%, 7/15/13 GBP (a)	2,257
680,000	Chester Asset Receivables Dealings PLC,
	0.71%, 4/15/16 GBP (a)	1,078
171,930	Consumers Funding LLC, 5.43%, 4/20/15	174
1,400,000	Discover Card Master Trust, 0.81%, 8/15/17	1,408
3,000,000	Ford Credit Auto Lease Trust, 0.57%, 9/15/15	3,002
2,000,000	GE Capital Credit Card Master Note Trust,
	1.03%, 1/15/18	2,020
555,177	Globaldrive BV 144A, 0.86%, 4/20/19
	EUR (a)(b)	759
2,200,000	Golden Credit Card Trust 144A,
	0.66%, 7/17/17 (b)	2,209
1,250,000	Gracechurch Card Funding PLC 144A,
	0.91%, 2/15/17 (b)	1,260
900,000	Gracechurch Card Funding PLC 144A,
	0.91%, 2/15/17 EUR (a)(b)	1,236
1,042,605	Honda Auto Receivables Owner Trust,
	0.57%, 8/15/14	1,044
1,301,687	Hyundai Capital Auto Funding Ltd. 144A,
	1.21%, 9/20/16 (b)	1,304
1,230,000	Penarth Master Issuer PLC 144A,
	0.78%, 3/18/14 (b)	1,234
710,000	Penarth Master Issuer PLC 144A,
	0.86%, 5/18/15 (b)	711
2,964,305	Santander Drive Auto Receivables Trust,
	0.79%, 8/17/15	2,970
2,636,642	SLM Student Loan Trust, 0.36%, 1/25/22	2,636
2,000,000	Turquoise Card Backed Securities PLC 144A,
	0.96%, 9/15/16 (b)	2,011
1,750,000	USAA Auto Owner Trust, 0.38%, 6/15/15	1,750
2,850,000	Volkswagen Auto Lease Trust, 1.20%, 10/20/14	2,864
1,443,769	Volkswagen Auto Loan Enhanced Trust,
	2.14%, 8/22/16	1,454
1,875,507	Volkswagen Car Lease, 0.38%, 7/21/18 EUR (a)	2,545
Total Asset Backed (Cost - $49,353)		49,605
Commercial Paper (7%)
170,000,000	Abu Dhabi Commercial Bank ECP,
	0.30%, 3/11/13 JPY (a)(c)	1,862
1,250,000	BTMUFJ, 0.20%, 2/04/13 (c)	1,250
1,250,000	CCDJPP, 0.24%, 3/07/13 (c)	1,250
1,450,000	CPPIB, 0.00%, 3/26/13 (c)	1,449
1,250,000	DVNPP, 0.30%, 2/25/13 (c)	1,250
1,250,000	EFX, 0.41%, 2/08/13 (c)	1,250
1,250,000	KSPOLI, 0.38%, 2/01/13 (c)	1,250

Principal or Shares	Security Description	Value (000)

1,250,000	Merrill Lynch, 0.56%, 2/19/13 (c)	$1,250
1,250,000	NISMOT, 0.34%, 2/19/13 (c)	1,250
2,750,000	QTC, 0.20%, 4/18/13 (c)	2,749
2,000,000	Reckitt Benckiser Treasury Services PLC 144A,
	0.00%, 9/06/13 (b)(c)	1,991
1,250,000	Royal Bank of Scotland, 0.67%, 5/02/13 (c)	1,248
1,250,000	Royal Bank of Scotland, 0.70%, 3/11/13 (c)	1,249
1,250,000	TESCPP, 0.29%, 2/13/13 (c)	1,250
1,250,000	VOD, 1.16%, 10/15/13 (c)	1,245
1,250,000	WESTAR, 0.30%, 2/27/13 (c)	1,250
Total Commercial Paper (Cost - $23,353)		23,043
Corporate Bond (44%)
1,000,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (b)	1,006
590,000	ABN AMRO Bank NV Sales Tax 144A,
	1.38%, 1/22/16 (b)	590
890,000	Amazon.com Inc., 0.65%, 11/27/15	889
1,150,000	American Express Centurion Bank,
	0.76%, 11/13/15	1,152
1,000,000	American Express Credit Corp., 1.90%, 6/19/13	1,006
1,120,000	American Honda Finance Corp. 144A,
	0.90%, 8/05/13 (b)	1,123
1,110,000	American Honda Finance Corp. 144A,
	1.45%, 2/27/15 (b)	1,126
1,500,000	Anheuser-Busch InBev Finance Inc.,
	0.80%, 1/15/16	1,500
1,570,000	Appalachian Power Co., 0.69%, 8/16/13	1,572
480,000	AT&T Inc., 0.88%, 2/13/15	481
1,100,000	Banco Bradesco SA/Cayman Islands 144A,
	2.41%, 5/16/14 (b)	1,109
220,000	Bancolombia SA, 4.25%, 1/12/16	232
1,000,000	Bank of America Corp., 1.50%, 10/09/15	1,003
1,100,000	Bank of America Corp., 3.70%, 9/01/15	1,161
1,140,000	Bank of Montreal, 0.78%, 9/11/15	1,146
1,000,000	Bank of New York Mellon Corp.,
	0.58%, 1/31/14	1,003
850,000	Bank of Nova Scotia, 0.75%, 10/09/15	849
1,300,000	Bank of Nova Scotia, 1.85%, 1/12/15	1,331
1,050,000	Banque PSA Finance SA 144A,
	2.21%, 4/04/14 (b)	1,038
920,000	Barclays Bank PLC, 1.35%, 1/13/14	926
1,200,000	Barrick Gold Corp., 1.75%, 5/30/14	1,216
650,000	BAT International Finance PLC 144A,
	1.40%, 6/05/15 (b)	658
1,000,000	BB&T Corp., 1.00%, 4/28/14	1,006
670,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (b)	670
1,500,000	BP Capital Markets PLC, 3.88%, 3/10/15	1,598
1,200,000	British Telecommunications PLC,
	1.43%, 12/20/13	1,210
750,000	Caixa Economica Federal 144A,
	2.38%, 11/06/17 (b)	737
640,000	Campbell Soup Co., 0.60%, 8/01/14	642
1,150,000	Canadian Imperial Bank of Commerce,
	0.90%, 10/01/15	1,151
980,000	Capital One Financial Corp., 1.00%, 11/06/15	976
430,000	Carnival Corp., 1.20%, 2/05/16	430

2

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

760,000	Caterpillar Financial Services Corp.,
	0.46%, 8/27/14	$761
1,650,000	Caterpillar Financial Services Corp.,
	0.64%, 2/09/15	1,657
810,000	Citigroup Inc., 1.16%, 2/15/13	810
770,000	Citigroup Inc., 1.25%, 1/15/16	767
1,100,000	Citigroup Inc., 2.25%, 8/07/15	1,126
800,000	Coca-Cola Enterprises Inc., 0.61%, 2/18/14	801
625,000	Coca-Cola Enterprises Inc., 1.13%, 11/12/13	629
1,000,000	Commonwealth Bank of Australia 144A,
	1.04%, 3/17/14 (b)	1,007
230,000	Computer Sciences Corp., 2.50%, 9/15/15	237
300,000	ConAgra Foods Inc., 1.30%, 1/25/16	301
170,000	ConAgra Foods Inc., 1.35%, 9/10/15	171
1,050,000	Corpbanca SA, 3.13%, 1/15/18	1,047
1,420,000	Credit Suisse/New York, 1.27%, 1/14/14	1,430
1,410,000	Daimler Finance North America LLC 144A,
	0.92%, 3/28/14 (b)	1,414
670,000	Daimler Finance North America LLC 144A,
	1.25%, 1/11/16 (b)	671
720,000	DENTSPLY International Inc., 1.81%, 8/15/13	724
495,000	Digital Realty Trust LP, 4.50%, 7/15/15	528
750,000	DTE Energy Co., 1.01%, 6/03/13	751
430,000	Eaton Corp. 144A, 0.95%, 11/02/15 (b)	432
270,000	Ecolab Inc., 1.00%, 8/09/15	272
270,000	Ecolab Inc., 2.38%, 12/08/14	278
200,000	ERAC USA Finance LLC 144A,
	1.40%, 4/15/16 (b)	201
410,000	ERAC USA Finance LLC 144A,
	2.75%, 7/01/13 (b)	414
610,000	Export-Import Bank of Korea, 1.25%, 11/20/15	611
1,100,000	Express Scripts Holding Co., 2.10%, 2/12/15	1,124
300,000	Freeport-McMoRan Copper & Gold Inc.,
	1.40%, 2/13/15	302
1,100,000	General Electric Capital Corp., 0.57%, 9/15/14	1,100
60,000	General Electric Capital Corp., 0.91%, 12/11/15	60
1,280,000	General Electric Capital Corp., 1.63%, 7/02/15	1,302
230,000	General Mills Inc., 0.60%, 1/29/16	230
240,000	General Mills Inc., 0.88%, 1/29/16	241
1,600,000	Georgia Power Co., 0.63%, 3/15/13	1,600
1,000,000	Goldman Sachs Group Inc., 1.31%, 2/07/14	1,005
800,000	Goldman Sachs Group Inc., 1.60%, 11/23/15	805
1,110,000	Hana Bank 144A, 1.38%, 2/05/16 (b)	1,106
600,000	Harley-Davidson Financial Services Inc. 144A,
	1.15%, 9/15/15 (b)	602
250,000	HCP Inc., 2.70%, 2/01/14	255
210,000	Heineken NV 144A, 0.80%, 10/01/15 (b)	210
800,000	Hewlett-Packard Co., 1.86%, 9/19/14	800
1,250,000	Home Depot Inc., 5.25%, 12/16/13	1,303
700,000	HSBC Bank PLC 144A, 3.10%, 5/24/16 (b)	738
750,000	HSBC Finance Corp., 0.55%, 1/15/14	750
390,000	Hutchison Whampoa International 12 II Ltd.
	144A, 2.00%, 11/08/17 (b)	388
510,000	Hyundai Capital America 144A,
	1.63%, 10/02/15 (b)	514
1,030,000	ING Bank NV 144A, 1.36%, 3/15/13 (b)	1,031
1,350,000	ING Bank NV 144A, 1.95%, 9/25/15 (b)	1,374
2,130,000	John Deere Capital Corp., 0.45%, 4/25/14	2,133
520,000	Johnson Controls Inc., 0.72%, 2/04/14	521

Principal or Shares	Security Description	Value (000)

1,000,000	JPMorgan Chase & Co., 1.10%, 10/15/15	$1,002
930,000	JPMorgan Chase & Co., 1.10%, 1/24/14	937
760,000	JPMorgan Chase & Co., 1.20%, 1/25/18	764
625,000	Kellogg Co., 4.25%, 3/06/13	627
2,360,000	KFW, 0.28%, 11/28/14	2,360
1,050,000	Korea Development Bank, 1.00%, 1/22/16	1,044
965,000	Kroger Co., 5.50%, 2/01/13	965
1,470,000	Lloyds TSB Bank PLC, 2.65%, 1/24/14	1,497
1,160,000	Macquarie Bank Ltd. 144A, 3.30%, 7/17/14 (b)	1,208
530,000	Marathon Oil Corp., 0.90%, 11/01/15	531
1,010,000	MassMutual Global Funding II 144A,
	0.81%, 9/27/13 (b)	1,014
1,000,000	MetLife Inc., 1.56%, 8/06/13	1,006
310,000	MetLife Inc., 2.38%, 2/06/14	316
905,000	MetLife Institutional Funding II 144A,
	0.68%, 1/06/15 (b)	907
700,000	Mondelez International Inc., 2.63%, 5/08/13	703
700,000	Mondelez International Inc., 5.25%, 10/01/13	720
800,000	Mondelez International Inc., 6.00%, 2/11/13	801
1,100,000	Morgan Stanley, 1.90%, 1/24/14	1,109
1,860,000	National Australia Bank Ltd. 144A,
	1.25%, 7/25/14 (b)	1,882
1,060,000	National Rural Utilities Cooperative Finance
	Corp., 0.41%, 8/09/13	1,060
300,000	National Rural Utilities Cooperative Finance
	Corp., 0.56%, 4/04/14	301
520,000	National Rural Utilities Cooperative Finance
	Corp., 1.00%, 2/02/15	524
1,910,000	New York Life Global Funding 144A,
	0.35%, 9/19/14 (b)	1,913
180,000	NextEra Energy Capital Holdings Inc.,
	1.20%, 6/01/15	182
1,000,000	Nordea Bank AB 144A, 1.21%, 1/14/14 (b)	1,009
1,000,000	Nordea Bank Finland PLC/New York,
	0.79%, 2/07/13	1,000
1,000,000	Nordea Eiendomskreditt AS 144A,
	0.73%, 4/07/14 (b)	1,000
470,000	PACCAR Financial Corp., 0.56%, 6/05/14	471
1,100,000	PACCAR Financial Corp., 1.55%, 9/29/14	1,119
560,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 3/15/16 (b)	570
700,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (b)	726
550,000	Phillips 66, 1.95%, 3/05/15	561
370,000	Precision Castparts Corp., 0.70%, 12/20/15	370
600,000	Principal Financial Global Funding LLC,
	5.63%, 9/24/13 GBP (a)	974
500,000	Principal Life Global Funding II 144A,
	1.00%, 12/11/15 (b)	499
2,100,000	Procter & Gamble Co., 0.21%, 2/14/14	2,099
300,000	Quest Diagnostics Inc., 1.16%, 3/24/14	302
500,000	RCI Banque SA, 1.09%, 4/07/15 EUR (a)	653
700,000	RCI Banque SA 144A, 2.18%, 4/11/14 (b)	700
250,000	Reynolds American Inc., 1.05%, 10/30/15	250
1,200,000	Rio Tinto Finance USA PLC, 1.13%, 3/20/15	1,210
1,000,000	Rogers Communications Inc., 6.25%, 6/15/13	1,021
2,500,000	Royal Bank of Canada, 0.54%, 1/06/15	2,503
570,000	SABMiller Holdings Inc. 144A,
	1.85%, 1/15/15 (b)	580

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,080,000	Safeway Inc., 1.81%, 12/12/13	$2,081
590,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (b)	593
1,450,000	Sparebank 1 Boligkreditt AS 144A,
	1.25%, 10/25/13 (b)	1,458
490,000	Sumitomo Mitsui Banking Corp.,
	0.90%, 1/18/16	488
1,100,000	Takeda Pharmaceutical Co. Ltd. 144A,
	1.03%, 3/17/15 (b)	1,104
750,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	753
550,000	Thermo Fisher Scientific Inc., 3.20%, 5/01/15	578
1,330,000	Toronto-Dominion Bank, 0.61%, 7/14/14	1,335
1,360,000	Total Capital Canada Ltd., 0.68%, 1/15/16	1,366
1,040,000	Toyota Motor Credit Corp., 0.88%, 7/17/15	1,046
1,070,000	TransCanada PipeLines Ltd., 0.88%, 3/02/15	1,076
1,030,000	Union Bank NA, 1.26%, 6/06/14	1,039
1,385,000	United Technologies Corp., 0.81%, 6/01/15	1,399
1,200,000	US Bancorp, 4.20%, 5/15/14	1,258
1,000,000	US Bank NA, 0.59%, 10/14/14	1,002
480,000	Verizon Communications Inc., 0.70%, 11/02/15	480
1,300,000	Verizon Communications Inc., 0.92%, 3/28/14	1,309
1,250,000	Viacom Inc., 1.25%, 2/27/15	1,262
510,000	Vivendi SA 144A, 2.40%, 4/10/15 (b)	521
500,000	Vodafone Group PLC, 0.69%, 9/05/13 EUR (a)	680
1,100,000	Volkswagen International Finance NV 144A,
	0.91%, 11/20/14 (b)	1,100
1,000,000	Wachovia Corp., 4.88%, 2/15/14	1,043
1,260,000	Walgreen Co., 0.81%, 3/13/14	1,262
550,000	WellPoint Inc., 1.25%, 9/10/15	554
1,520,000	Westpac Banking Corp., 0.95%, 1/12/16	1,522
1,250,000	Westpac Banking Corp., 1.07%, 9/25/15	1,258
1,500,000	Westpac Banking Corp. 144A,
	2.70%, 12/09/14 (b)	1,560
1,000,000	Westpac Banking Corp. 144A,
	2.90%, 9/10/14 (b)	1,041
860,000	Xstrata Finance Canada Ltd. 144A,
	1.80%, 10/23/15 (b)	868
300,000	Zoetis Inc. 144A, 1.15%, 2/01/16 (b)	301
Total Corporate Bond (Cost - $138,901)		139,398
FDIC Guaranteed (1%)
386,476	FDIC Structured Sale Guaranteed Notes 144A,
	0.76%, 2/25/48 (b)	388
2,251,032	FDIC Structured Sale Guaranteed Notes 144A,
	0.93%, 12/04/20 (b)	2,267
Total FDIC Guaranteed (Cost - $2,638)		2,655
Foreign Government (2%)
2,990,000	Kommunalbanken AS 144A, 0.32%, 1/26/15 (b)	2,985
17,300,000	Mexican Bonos, 9.00%, 6/20/13 MXN (a)	1,386
860,000	Mexico Government International Bond,
	5.88%, 2/17/14	908
1,000,000	Qatar Government International Bond 144A,
	4.00%, 1/20/15 (b)	1,052
Total Foreign Government (Cost - $6,328)		6,331
Mortgage Backed (10%)
1,380,000	Arkle Master Issuer PLC 144A,
	1.46%, 5/17/60 (b)	1,380
342,699	Asset Backed Funding Certificates,
	0.82%, 4/25/34	325
50,179	Bear Stearns ALT-A Trust, 2.81%, 3/25/34	50

Principal or Shares	Security Description	Value (000)

1,849,926	Credit Suisse Mortgage Capital Certificates
	144A, 1.21%, 2/27/47 (b)	$1,861
2,200,000	Extended Stay America Trust 144A,
	1.01%, 12/05/31 (b)	2,200
596,683	FH 1B2612 ARM, 2.75%, 11/01/34	638
307,652	FH 847515 ARM, 2.74%, 2/01/34	327
813,658	FHLMC Structured Pass Through Securities,
	3.61%, 2/27/15	845
106,819	FN 708229 ARM, 2.00%, 4/01/33	113
2,298,755	FN 784365 ARM, 2.24%, 5/01/34	2,440
2,070,975	FN 866093 ARM, 2.87%, 3/01/36	2,209
1,561,522	FN 870542 ARM, 2.62%, 3/01/36	1,670
130,241	FN 878544 ARM, 2.97%, 3/01/36	138
562,237	FN 889821 ARM, 2.61%, 12/01/36	598
1,657,600	FN 906140 ARM, 2.62%, 1/01/37	1,765
655,740	FN AD0079 ARM, 2.74%, 11/01/35	697
2,529,112	FN AE0193 ARM, 3.69%, 7/01/40	2,678
1,828,567	FN AL0502 ARM, 3.07%, 6/01/41	1,921
2,796,907	Fosse Master Issuer PLC 144A,
	1.70%, 10/18/54 (b)	2,834
1,000,000	Fosse Master Issuer PLC 144A,
	1.70%, 10/18/54 (b)	1,021
491,854	GNR 2002-48 FT, 0.41%, 12/16/26	495
850,000	Granite Master Issuer PLC, 1.07%, 12/17/54	740
801,619	Harborview Mortgage Loan Trust,
	3.07%, 1/19/35	731
308,821	Long Beach Mortgage Loan Trust,
	6.01%, 8/25/33	260
352,780	MASTR Asset Securitization Trust,
	5.00%, 7/25/19	368
1,300,000	Motel 6 Trust 144A, 1.50%, 10/05/25 (b)	1,293
1,500,000	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,501
252,482	Sequoia Mortgage Trust 10, 1.00%, 10/20/27	248
846,680	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (b)	854
314,297	Structured Adjustable Rate Mortgage Loan Trust,
	2.79%, 9/25/34	308
303,408	Structured Asset Mortgage Investments Inc.,
	3.90%, 7/25/32	311
Total Mortgage Backed (Cost - $32,784)		32,819
Municipal (2%)
1,570,000	California State, 2.50%, 6/20/13	1,584
620,000	County of Orange CA, 0.61%, 11/01/13	620
1,295,000	Louisiana State, 0.94%, 7/15/14	1,301
250,000	Michigan State Finance Authority,
	2.00%, 8/20/13	252
630,000	New York Liberty Development Corp.,
	0.25%, 12/01/49	630
1,300,000	South Carolina State Public Service Authority,
	0.90%, 6/02/14	1,302
1,000,000	University of California, 0.79%, 7/01/41	1,002
260,000	University of California, 1.99%, 5/15/50	261
Total Municipal (Cost - $6,940)		6,952
NCUA Guaranteed (2%)
573,166	NCUA Guaranteed Notes Trust 2010-C1,
	1.60%, 10/29/20	585

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
1,005,282	NCUA Guaranteed Notes Trust 2010-R1,
	0.66%, 10/07/20	$1,008
583,267	NCUA Guaranteed Notes Trust 2010-R2,
	0.58%, 11/06/17	584
2,511,072	NCUA Guaranteed Notes Trust 2010-R3,
	0.77%, 12/08/20	2,525
927,532	NCUA Guaranteed Notes Trust 2011-R1,
	0.66%, 1/08/20	930
61,832	NCUA Guaranteed Notes Trust 2011-R2,
	0.66%, 2/06/20	62
1,928,214	NCUA Guaranteed Notes Trust 2011-R5,
	0.59%, 4/06/20	1,931
Total NCUA Guaranteed (Cost - $7,608)		7,625
U.S. Treasury (17%)
20,000,000	U.S. Treasury Bill, 0.26%, 7/25/13 (c)	19,990
22,000,000	U.S. Treasury Note, 0.25%, 1/31/14	22,021
11,000,000	U.S. Treasury Note, 0.25%, 2/28/14	11,009
Total U.S. Treasury (Cost - $53,011)		53,020
Investment Company (1%)
2,051,001	Payden Cash Reserves Money Market Fund *
	(Cost - $2,051)	2,051
Total (Cost - $322,967) (102%)		323,499
Liabilities in excess of Other Assets (-2%)		(7,397)
Net Assets (100%)		$316,102

All of the securities, except the Payden Cash Reserves Money Market Fund, areheld by the custodian in a segregated account.

*	Affiliated investment (a) Principal in foreign currency.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Yield to maturity at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
55	Euro-Schatz Future	Mar-13	$8,231	$(1)
37	U.S. Treasury 2 Year	Apr-13	(8,156)	—
	Note Future

				$(1)

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/11/2013	British Pound (Sell 3,881)	HSBC Securities	$79
2/12/2013	Japanese Yen (Sell 169,900)	Barclays	65
4/30/2013	Mexican Peso (Sell 17,780)	RBS	1

			$145

Liabilities:
2/11/2013	Euro (Sell 4,411)	Citigroup	$(228)

5	Payden Mutual Funds

Payden Low Duration Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (4%)
670,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	$667
690,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	687
500,000	Citibank Omni Master Trust 144A,
	5.35%, 8/15/18 (a)	536
6,100,000	Enterprise Fleet Financing LLC 144A,
	1.14%, 11/20/17 (a)	6,131
2,150,000	First Investors Auto Owner Trust 144A,
	3.40%, 3/15/16 (a)	2,190
1,243,114	Globaldrive BV 144A, 0.86%, 4/20/19
	EUR (a)(b)	1,699
2,850,000	Gracechurch Card Funding PLC 144A,
	0.91%, 2/15/17 (a)	2,874
2,000,000	Gracechurch Card Funding PLC 144A,
	0.91%, 2/15/17 EUR (a)(b)	2,746
4,444,577	Hyundai Capital Auto Funding Ltd. 144A,
	1.21%, 9/20/16 (a)	4,454
1,032,457	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	1,182
2,940,000	MMAF Equipment Finance LLC 144A,
	1.27%, 9/15/15 (a)	2,952
Total Asset Backed (Cost - $25,798)		26,118
Commercial Paper (1%)
310,000,000	Abu Dhabi Commercial Bank ECP,
	0.30%, 3/11/13 JPY (b)(c)
	(Cost - $3,961)	3,396
Corporate Bond (66%)
2,710,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (a)	2,726
2,680,000	AbbVie Inc. 144A, 1.75%, 11/06/17 (a)	2,689
1,200,000	ABN AMRO Bank NV Sales Tax 144A,
	1.38%, 1/22/16 (a)	1,200
2,000,000	African Development Bank, 2.50%, 3/15/16	2,121
600,000	Aircastle Ltd., 6.25%, 12/01/19	651
1,020,000	Airgas Inc., 2.85%, 10/01/13	1,035
175,000	Airgas Inc., 3.25%, 10/01/15	185
1,565,000	Alliance Data Systems Corp. 144A,
	5.25%, 12/01/17 (a)	1,639
2,800,000	Ally Financial Inc., 4.63%, 6/26/15	2,942
2,110,000	Amazon.com Inc., 0.65%, 11/27/15	2,108
600,000	America Movil SAB de CV, 3.63%, 3/30/15	634
660,000	American Express Credit Corp., 1.75%, 6/12/15	673
1,650,000	American Express Credit Corp., 5.38%, 10/01/14
	GBP (b)	2,784
200,000	American Honda Finance Corp. 144A,
	1.00%, 8/11/15 (a)	201
2,400,000	American Honda Finance Corp. 144A,
	1.45%, 2/27/15 (a)	2,435
880,000	American International Group Inc.,
	2.38%, 8/24/15	903
1,045,000	AmeriGas Partners LP / AmeriGas Finance Corp.,
	6.25%, 8/20/19	1,113
1,530,000	Amgen Inc., 1.88%, 11/15/14	1,564
1,400,000	Amgen Inc., 2.30%, 6/15/16	1,458

Principal or Shares	Security Description	Value (000)

1,430,000	Anglo American Capital PLC 144A,
	2.15%, 9/27/13 (a)	$1,440
3,050,000	Anheuser-Busch InBev Finance Inc.,
	0.80%, 1/15/16	3,049
1,850,000	ArcelorMittal, 4.25%, 8/05/15	1,906
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,745
3,000,000	AT&T Inc., 0.88%, 2/13/15	3,008
850,000	Autodesk Inc., 1.95%, 12/15/17	839
890,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	902
1,410,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 4.88%, 11/15/17 (a)(d)	1,445
930,000	Baidu Inc., 2.25%, 11/28/17	933
2,800,000	Banco Bradesco SA/Cayman Islands 144A,
	2.41%, 5/16/14 (a)	2,822
1,015,000	Banco de Credito del Peru/Panama 144A,
	4.75%, 3/16/16 (a)	1,084
1,400,000	Banco de Credito e Inversiones 144A,
	3.00%, 9/13/17 (a)	1,433
2,700,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	2,705
1,600,000	Banco do Brasil SA/Cayman Islands 144A,
	4.50%, 1/22/15 (a)	1,680
500,000	Bancolombia SA, 4.25%, 1/12/16	528
1,080,000	Bank of America Corp., 1.50%, 10/09/15	1,084
1,180,000	Bank of America Corp., 3.75%, 7/12/16	1,260
1,815,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	1,947
1,850,000	Bank of Montreal, 0.80%, 11/06/15 (d)	1,855
1,770,000	Bank of Nova Scotia, 0.75%, 10/09/15	1,768
1,500,000	Bank of Nova Scotia, 1.85%, 1/12/15	1,536
1,950,000	Barclays Bank PLC, 1.35%, 1/13/14	1,963
150,000	Barclays Bank PLC, 3.90%, 4/07/15	159
890,000	Barrick Gold Corp., 1.75%, 5/30/14	902
1,800,000	BAT International Finance PLC 144A,
	1.40%, 6/05/15 (a)	1,821
860,000	BB&T Corp., 1.60%, 8/15/17	867
1,440,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	1,440
2,210,000	BHP Billiton Finance USA Ltd.,
	1.00%, 2/24/15	2,231
550,000	Bombardier Inc. 144A, 4.25%, 1/15/16 (a)	569
1,930,000	BP Capital Markets PLC, 0.70%, 11/06/15	1,928
1,550,000	British Telecommunications PLC,
	2.00%, 6/22/15	1,589
2,000,000	Cadbury Schweppes US Finance LLC 144A,
	5.13%, 10/01/13 (a)	2,052
1,620,000	Caixa Economica Federal 144A,
	2.38%, 11/06/17 (a)	1,592
2,510,000	Canadian Imperial Bank of Commerce,
	0.90%, 10/01/15	2,513
2,130,000	Capital One Financial Corp., 1.00%, 11/06/15	2,122
1,660,000	Capital One Financial Corp., 2.13%, 7/15/14	1,689
800,000	Carnival Corp., 1.20%, 2/05/16	801
520,000	Carnival Corp., 1.88%, 12/15/17	519
1,260,000	Caterpillar Financial Services Corp.,
	1.10%, 5/29/15	1,275
1,780,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,883

6

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

730,000	CC Holdings GS V LLC 144A,
	2.38%, 12/15/17 (a)	$732
990,000	Chesapeake Energy Corp., 7.63%, 7/15/13 (d)	1,020
2,700,000	Cia de Eletricidade do Estado da Bahia 144A,
	11.75%, 4/27/16 BRL (a)(b)	1,510
1,485,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	1,567
2,403,000	Citigroup Inc., 2.25%, 8/07/15	2,461
1,170,000	Citigroup Inc., 4.45%, 1/10/17	1,285
1,000,000	Citigroup Inc., 6.00%, 12/13/13	1,045
2,500,000	Commonwealth Bank of Australia 144A,
	2.13%, 3/17/14 (a)	2,537
300,000	Commonwealth Bank of Australia 144A,
	3.63%, 6/25/14 (a)	314
510,000	Computer Sciences Corp., 2.50%, 9/15/15	525
610,000	ConAgra Foods Inc., 1.30%, 1/25/16	612
370,000	ConAgra Foods Inc., 1.35%, 9/10/15	372
400,000	CONSOL Energy Inc., 8.00%, 4/01/17	434
2,620,000	Corpbanca SA, 3.13%, 1/15/18	2,613
770,000	Covidien International Finance SA,
	1.35%, 5/29/15	781
1,540,000	Daimler Finance North America LLC 144A,
	1.88%, 9/15/14 (a)	1,564
3,360,000	Daimler Finance North America LLC 144A,
	1.95%, 3/28/14 (a)	3,400
2,630,000	Danske Bank AS 144A, 1.36%, 4/14/14 (a)	2,646
550,000	Deutsche Telekom International Finance BV,
	5.88%, 8/20/13	566
1,190,000	Digital Realty Trust LP, 4.50%, 7/15/15	1,268
2,369,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.13%, 2/15/16	2,485
260,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.50%, 3/01/16	276
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,174
2,005,000	Dollar General Corp., 4.13%, 7/15/17	2,125
1,620,000	Dow Chemical Co., 2.50%, 2/15/16	1,685
1,660,000	DTE Energy Co., 1.01%, 6/03/13	1,662
650,000	Duke Energy Corp., 3.95%, 9/15/14	683
1,000,000	Duke Realty LP, 5.40%, 8/15/14	1,059
975,000	E*TRADE Financial Corp., 6.00%, 11/15/17	1,012
1,110,000	Eastman Chemical Co., 2.40%, 6/01/17	1,145
1,030,000	Eaton Corp. 144A, 0.95%, 11/02/15 (a)	1,035
560,000	Ecolab Inc., 2.38%, 12/08/14	576
1,235,000	EnCana Holdings Finance Corp.,
	5.80%, 5/01/14	1,309
570,000	Enterprise Products Operating LLC,
	1.25%, 8/13/15	575
1,650,000	Enterprise Products Operating LLC,
	3.20%, 2/01/16	1,754
800,000	Enterprise Products Operating LLC,
	5.60%, 10/15/14	864
360,000	Equifax Inc., 4.45%, 12/01/14	379
1,100,000	ERAC USA Finance LLC 144A,
	2.25%, 1/10/14 (a)	1,115
1,300,000	ERAC USA Finance LLC 144A,
	2.75%, 7/01/13 (a)	1,312
1,470,000	Export-Import Bank of Korea, 1.25%, 11/20/15	1,473
760,000	Express Scripts Holding Co., 2.10%, 2/12/15	777
500,000	Fifth Third Bank, 4.75%, 2/01/15	535

Principal or Shares	Security Description	Value (000)

1,600,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.00%, 4/01/17 (a)(d)	$1,652
2,360,000	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	2,454
480,000	Forest Oil Corp., 8.50%, 2/15/14 (d)	514
600,000	Freeport-McMoRan Copper & Gold Inc.,
	1.40%, 2/13/15	604
550,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17	555
610,000	GDF Suez 144A, 1.63%, 10/10/17 (a)	608
1,800,000	General Electric Capital Corp., 0.94%, 4/07/14	1,812
1,390,000	General Electric Capital Corp., 1.00%, 12/11/15	1,398
825,000	General Electric Capital Corp., 1.63%, 7/02/15	839
1,730,000	General Electric Capital Corp., 3.75%, 11/14/14	1,822
490,000	General Mills Inc., 0.60%, 1/29/16	491
500,000	General Mills Inc., 0.88%, 1/29/16	501
2,040,000	General Motors Financial Co. Inc. 144A,
	4.75%, 8/15/17 (a)	2,134
720,000	Gilead Sciences Inc., 2.40%, 12/01/14	742
2,660,000	Goldman Sachs Group Inc., 1.31%, 2/07/14	2,672
1,600,000	Goldman Sachs Group Inc., 1.60%, 11/23/15	1,609
1,500,000	Goldman Sachs Group Inc., 3.30%, 5/03/15	1,563
2,090,000	Hana Bank 144A, 1.38%, 2/05/16 (a)	2,083
2,050,000	Harley-Davidson Financial Services Inc. 144A,
	1.15%, 9/15/15 (a)	2,058
1,060,000	Hartford Financial Services Group Inc.,
	4.00%, 3/30/15	1,119
500,000	HCA Inc., 6.75%, 7/15/13	512
2,690,000	HCP Inc., 2.70%, 2/01/14	2,740
1,910,000	Health Care REIT Inc., 6.00%, 11/15/13	1,986
1,120,000	Heineken NV 144A, 0.80%, 10/01/15 (a)	1,122
2,100,000	Hewlett-Packard Co., 2.35%, 3/15/15	2,126
1,700,000	HJ Heinz Co., 1.50%, 3/01/17	1,717
1,800,000	HSBC Bank PLC 144A, 1.63%, 7/07/14 (a)(d)	1,831
2,400,000	HSBC Bank PLC 144A, 3.10%, 5/24/16 (a)	2,531
880,000	Hutchison Whampoa International 12 II Ltd.
	144A, 2.00%, 11/08/17 (a)	876
1,110,000	Hyundai Capital America 144A,
	1.63%, 10/02/15 (a)	1,118
720,000	Hyundai Capital America 144A,
	3.75%, 4/06/16 (a)	761
1,180,000	ICICI Bank Ltd./Bahrain 144A,
	5.50%, 3/25/15 (a)	1,255
2,600,000	ING Bank NV 144A, 3.75%, 3/07/17 (a)	2,781
790,000	Ingredion Inc., 3.20%, 11/01/15	828
5,430,000	Intel Corp., 1.35%, 12/15/17	5,418
1,500,000	International Business Machines Corp.,
	0.75%, 5/11/15	1,508
1,025,000	International Lease Finance Corp.,
	4.88%, 4/01/15	1,074
1,300,000	International Lease Finance Corp. 144A,
	6.50%, 9/01/14 (a)	1,394
1,110,000	IPIC GMTN Ltd. 144A, 3.13%, 11/15/15 (a)	1,151
2,160,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	2,242
1,550,000	JPMorgan Chase & Co., 1.20%, 1/25/18	1,559
1,045,000	JPMorgan Chase & Co., 1.88%, 3/20/15	1,063
760,000	JPMorgan Chase & Co., 3.15%, 7/05/16	805
2,160,000	Kellogg Co., 1.13%, 5/15/15	2,184
1,400,000	KeyCorp, 3.75%, 8/13/15	1,498
2,150,000	Korea Development Bank, 1.00%, 1/22/16	2,138

7	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,230,000	Korea Finance Corp., 3.25%, 9/20/16	$4,502
2,500,000	Korea Gas Corp. 144A, 2.25%, 7/25/17 (a)	2,536
2,740,000	Korea National Oil Corp. 144A,
	2.88%, 11/09/15 (a)	2,866
980,000	Kraft Foods Group Inc., 1.63%, 6/04/15	997
1,300,000	Kroger Co., 2.20%, 1/15/17	1,338
1,500,000	Lennar Corp., 4.75%, 12/15/17 (d)	1,579
4,160,000	Lloyds TSB Bank PLC, 2.65%, 1/24/14 (d)	4,236
1,650,000	Lloyds TSB Bank PLC, 6.96%, 5/29/20 GBP (b)	2,608
1,350,000	Lotte Shopping Co. Ltd. 144A,
	3.38%, 5/09/17 (a)	1,403
550,000	Macy’s Retail Holdings Inc., 5.75%, 7/15/14	587
1,160,000	Marathon Oil Corp., 0.90%, 11/01/15	1,161
1,010,000	Masco Corp., 4.80%, 6/15/15	1,057
530,000	McKesson Corp., 0.95%, 12/04/15	532
2,580,000	Metropolitan Life Global Funding I 144A,
	1.70%, 6/29/15 (a)	2,633
1,950,000	Minerva Luxembourg SA 144A,
	7.75%, 1/31/23 (a)	2,004
760,000	Mondelez International Inc., 5.25%, 10/01/13	782
2,750,000	Morgan Stanley, 1.28%, 4/29/13	2,754
830,000	Murphy Oil Corp., 2.50%, 12/01/17	834
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,122
3,000,000	National Australia Bank Ltd., 0.90%, 1/20/16 (d)	2,997
1,200,000	National Bank of Canada, 1.50%, 6/26/15	1,219
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17	1,517
1,030,000	National Rural Utilities Cooperative Finance
	Corp., 1.00%, 2/02/15	1,038
1,720,000	NBCUniversal Media LLC, 3.65%, 4/30/15	1,823
1,140,000	Newell Rubbermaid Inc., 2.05%, 12/01/17	1,142
410,000	NextEra Energy Capital Holdings Inc.,
	1.20%, 6/01/15	414
2,250,000	NextEra Energy Capital Holdings Inc.,
	2.55%, 11/15/13	2,281
1,240,000	Nissan Motor Acceptance Corp. 144A,
	1.95%, 9/12/17 (a)	1,254
990,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (a)	1,011
1,220,000	Oracle Corp., 1.20%, 10/15/17	1,218
1,500,000	Oversea-Chinese Banking Corp. Ltd. 144A,
	1.63%, 3/13/15 (a)	1,524
2,710,000	PACCAR Financial Corp., 0.70%, 11/16/15	2,710
620,000	PACCAR Financial Corp., 1.05%, 6/05/15	627
560,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 7/11/14 (a)	570
2,500,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (a)	2,594
3,000,000	PepsiCo Inc., 0.75%, 3/05/15	3,011
810,000	Petrobras International Finance Co.,
	2.88%, 2/06/15	829
2,500,000	Petroleos Mexicanos, 4.88%, 3/15/15 (d)	2,688
600,000	Phillips 66, 1.95%, 3/05/15	612
600,000	Phillips 66, 2.95%, 5/01/17	632
750,000	Precision Castparts Corp., 0.70%, 12/20/15	751
1,220,000	Principal Life Global Funding II 144A,
	1.00%, 12/11/15 (a)	1,219
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,058
2,500,000	Prudential Financial Inc., 4.75%, 4/01/14	2,615
500,000	Prudential Financial Inc., 4.75%, 9/17/15	546
780,000	Quest Diagnostics Inc., 1.16%, 3/24/14	785

Principal or Shares	Security Description	Value (000)

3,800,000	RCI Banque SA 144A, 2.18%, 4/11/14 (a)	$3,800
540,000	Reynolds American Inc., 1.05%, 10/30/15	540
1,500,000	Rio Tinto Finance USA PLC, 1.13%, 3/20/15	1,512
1,260,000	Rockies Express Pipeline LLC 144A,
	3.90%, 4/15/15 (a)	1,266
750,000	Rogers Communications Inc., 6.25%, 6/15/13	766
820,000	Rogers Communications Inc., 6.38%, 3/01/14	869
1,000,000	Rosneft Oil Co. via Rosneft International Finance
	Ltd. 144A, 3.15%, 3/06/17 (a)	1,004
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16	2,096
1,000,000	SABMiller Holdings Inc. 144A,
	1.85%, 1/15/15 (a)	1,018
1,440,000	SABMiller Holdings Inc. 144A,
	2.45%, 1/15/17 (a)	1,491
1,100,000	Sanofi, 1.63%, 3/28/14	1,116
830,000	SBA Communications Corp. 144A,
	5.63%, 10/01/19 (a)	875
1,340,000	Sealed Air Corp. 144A, 6.50%, 12/01/20 (a)	1,487
1,370,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	1,367
410,000	Simon Property Group LP, 4.20%, 2/01/15	435
1,920,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (a)	1,931
250,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (a)	264
965,000	Statoil ASA, 2.90%, 10/15/14	1,004
810,000	Stryker Corp., 3.00%, 1/15/15	845
1,480,000	Sumitomo Mitsui Banking Corp.,
	0.90%, 1/18/16	1,474
2,700,000	Takeda Pharmaceutical Co. Ltd. 144A,
	1.03%, 3/17/15 (a)	2,710
2,780,000	Tech Data Corp., 3.75%, 9/21/17	2,889
2,000,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	2,007
1,340,000	Tesoro Corp., 4.25%, 10/01/17	1,395
1,010,000	Time Warner Inc., 3.15%, 7/15/15	1,067
2,625,000	Toronto-Dominion Bank, 2.50%, 7/14/16	2,749
840,000	Total Capital International SA, 1.50%, 2/17/17	850
3,000,000	Toyota Motor Credit Corp., 1.00%, 2/17/15	3,025
3,000,000	TransCanada PipeLines Ltd., 0.88%, 3/02/15	3,016
1,000,000	TransCanada PipeLines Ltd., 3.40%, 6/01/15	1,062
500,000	UnitedHealth Group Inc., 1.40%, 10/15/17	500
630,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)	695
1,380,000	Valeant Pharmaceuticals International 144A,
	6.50%, 7/15/16 (a)	1,444
2,710,000	Ventas Realty LP / Ventas Capital Corp.,
	2.00%, 2/15/18	2,708
1,240,000	Veolia Environnement SA, 5.25%, 6/03/13	1,255
1,100,000	Viacom Inc., 4.38%, 9/15/14	1,162
1,120,000	Vivendi SA 144A, 2.40%, 4/10/15 (a)	1,143
2,525,000	Vodafone Group PLC, 4.15%, 6/10/14	2,643
2,680,000	Volkswagen International Finance NV 144A,
	1.15%, 11/20/15 (a)	2,692
700,000	Volkswagen International Finance NV 144A,
	1.63%, 3/22/15 (a)	709
2,000,000	Vornado Realty LP, 4.25%, 4/01/15	2,117
3,145,000	Wachovia Bank NA, 4.80%, 11/01/14	3,363
600,000	Walgreen Co., 0.81%, 3/13/14	601
2,100,000	Walgreen Co., 1.00%, 3/13/15	2,102
1,050,000	WellPoint Inc., 1.25%, 9/10/15	1,058
2,000,000	WellPoint Inc., 2.38%, 2/15/17	2,060

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,430,000	Wells Fargo & Co., 2.10%, 5/08/17	$1,472
2,970,000	Westpac Banking Corp., 0.95%, 1/12/16	2,974
300,000	Westpac Securities NZ Ltd. 144A,
	3.45%, 7/28/14 (a)	313
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,825
425,000	Windstream Corp., 8.13%, 8/01/13	439
4,900,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	5,050
1,310,000	Woodside Finance Ltd. 144A,
	4.50%, 11/10/14 (a)	1,382
560,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	581
2,140,000	WPX Energy Inc., 5.25%, 1/15/17	2,247
2,555,000	WT Finance Aust Pty Ltd. / Westfield Capital /
	WEA Finance LLC 144A, 5.13%, 11/15/14 (a)	2,740
4,080,000	Xstrata Finance Canada Ltd. 144A,
	2.45%, 10/25/17 (a)	4,119
1,100,000	Zoetis Inc. 144A, 3.25%, 2/01/23 (a)	1,094
Total Corporate Bond (Cost - $380,304)		388,289
FDIC Guaranteed (2%)
1,545,902	FDIC Structured Sale Guaranteed Notes 144A,
	0.76%, 2/25/48 (a)	1,550
6,535,254	FDIC Structured Sale Guaranteed Notes 144A,
	0.93%, 12/04/20 (a)	6,583
1,789,237	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	1,887
2,686,645	FDIC Trust 144A, 2.18%, 5/25/50 (a)	2,739
Total FDIC Guaranteed (Cost - $12,551)		12,759
Foreign Government (1%)
300,000	Kommunalbanken AS 144A, 2.75%, 5/05/15 (a)	315
49,851,000	Mexican Bonos, 6.00%, 6/18/15 MXN (b)	4,067
750,000	Panama Government International Bond,
	7.25%, 3/15/15	840
Total Foreign Government (Cost - $5,026)		5,222
Mortgage Backed (18%)
4,703,236	Adjustable Rate Mortgage Trust,
	3.23%, 3/25/37	3,472
3,680,000	Arkle Master Issuer PLC 144A,
	1.46%, 5/17/60 (a)	3,681
1,111,040	Bank of America Mortgage Securities Inc.,
	2.68%, 10/20/32	1,108
4,624,814	Credit Suisse Mortgage Capital Certificates
	144A, 1.21%, 2/27/47 (a)	4,653
1,679,011	FN 708229 ARM, 2.00%, 4/01/33	1,773
820,301	FN 743821 ARM, 2.41%, 11/01/33	866
737,761	FN 755867 ARM, 2.72%, 12/01/33	785
798,533	FN 790762 ARM, 2.54%, 9/01/34	843
1,013,766	FN 790764 ARM, 2.55%, 9/01/34	1,069
1,028,656	FN 794792 ARM, 2.60%, 10/01/34	1,090
1,540,083	FN 794797 ARM, 2.42%, 10/01/34	1,636
5,186,994	FN AB5990 15YR, 2.50%, 8/01/27	5,378
6,542,544	FN AO4073 15YR, 2.50%, 5/01/27	6,784
7,617,121	FN AP9539 30YR, 3.00%, 10/01/42	7,875
6,161,729	FN AQ5118 15YR, 2.50%, 11/01/27	6,389
14,500,000	FNMA, 3.00%, 30YR TBA (e)	14,978
9,900,000	FNMA, 4.50%, 30YR TBA (e)	10,627

Principal or Shares	Security Description	Value (000)

5,000,000	Fosse Master Issuer PLC 144A,
	1.70%, 10/18/54 (a)	$5,105
3,119,541	Harborview Mortgage Loan Trust,
	3.00%, 12/19/35	2,701
829,794	HomeBanc Mortgage Trust, 1.06%, 8/25/29	751
480,860	Indymac Index Mortgage Loan Trust,
	2.80%, 10/25/34	443
1,678,620	MLCC Mortgage Investors Inc., 2.37%, 2/25/36	1,637
1,094,125	MLCC Mortgage Investors Inc.,
	2.44%, 12/25/34	1,118
217,711	Morgan Stanley Mortgage Loan Trust,
	2.42%, 7/25/34	220
238,669	Provident Funding Mortgage Loan Trust,
	2.61%, 4/25/34	241
3,100,000	Sequoia Mortgage Trust, 1.45%, 2/25/43	3,103
2,117,727	Sequoia Mortgage Trust, 2.87%, 1/25/42	2,183
3,953,820	Sequoia Mortgage Trust, 3.50%, 4/25/42	4,066
680,981	Sequoia Mortgage Trust 10, 1.00%, 10/20/27	669
1,975,586	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (a)	1,993
1,429,717	Springleaf Mortgage Loan Trust 144A,
	2.22%, 10/25/57 (a)	1,463
2,245,626	Structured Adjustable Rate Mortgage Loan Trust,
	2.75%, 8/25/34	2,246
514,658	Structured Adjustable Rate Mortgage Loan Trust,
	2.87%, 10/25/34	499
918,238	Structured Asset Mortgage Investments Inc.,
	2.08%, 10/19/34	732
2,566,404	Vericrest Opportunity Loan Transferee 144A,
	2.73%, 11/25/60 (a)	2,578
Total Mortgage Backed (Cost - $106,169)		104,755
Municipal (0%)
600,000	Citizens Property Insurance Corp.,
	5.00%, 3/01/13 NATL-RE (f)	602
920,000	University of California, 1.99%, 5/15/50	923
Total Municipal (Cost - $1,520)		1,525
NCUA Guaranteed (1%)
2,000,000	NCUA Guaranteed Notes Trust 2010-C1,
	2.90%, 10/29/20	2,141
701,567	NCUA Guaranteed Notes Trust 2010-R1,
	1.84%, 10/07/20	713
3,225,466	NCUA Guaranteed Notes Trust 2010-R2,
	0.58%, 11/06/17	3,231
Total NCUA Guaranteed (Cost - $5,922)		6,085
U.S. Treasury (10%)
24,000,000	U.S. Treasury Note, 0.25%, 5/31/14	24,017
12,000,000	U.S. Treasury Note, 0.25%, 6/30/14	12,008
21,000,000	U.S. Treasury Note, 0.25%, 9/30/14	21,007
380,000	U.S. Treasury Note, 1.25%, 10/31/15 (g)	389
Total U.S. Treasury (Cost - $57,408)		57,421
Investment Company (3%)
15,264,304	Payden Cash Reserves Money Market Fund *
	(Cost - $15,264)	15,264
Total (Cost - $613,923) (106%)		620,834
Liabilities in excess of Other Assets (-6%)		(34,516)
Net Assets (100%)		$586,318

9	Payden Mutual Funds

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	Yield to maturity at time of purchase.
(d)	All or a portion of these securities are on loan. At January 31, 2013, the total market value of the Fund’s securities on loan is $9,700 and the total market value of the collateral held by the Fund is $10,026. Amounts in 000s.
(e)	Security was purchased on a delayed delivery basis.
(f)	Payment of principal and/or interest is insured against default by a monoline insurer.

NATL-RE National Public Finance Guarantee Corporation

(g)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/11/2013	British Pound (Sell 3,516)	HSBC Securities	72
2/11/2013	Japanese Yen (Sell 309,800)	Barclays	118
4/30/2013	Mexican Peso (Sell 53,320)	RBS	4

			$194

Liabilities:
4/16/2013	Brazilian Real (Sell 2,979)	HSBC Securities	(41)
2/11/2013	Euro (Sell 3,309)	Citigroup	(171)

			$(212)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
103	Euro-Schatz Future	Mar-13	$15,414	$—
15	Japan 10 Year Bond	Mar-13	(23,718)	64
	Future
70	U.S. Treasury 2 Year	Mar-13	(15,430)	—
	Note Future
168	U.S. Treasury 5 Year	Mar-13	(20,787)	79
	Note Future

				$143

Payden U.S. Government Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (7%)
727,855	FDIC Structured Sale Guaranteed Notes 144A,
	0.90%, 12/29/45 (a)	$726
1,379,665	FDIC Structured Sale Guaranteed Notes 144A,
	0.93%, 12/04/20 (a)	1,390
2,279,659	FDIC Structured Sale Guaranteed Notes 144A,
	3.00%, 9/30/19 (a)	2,329
1,789,237	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	1,887
2,003,303	FDIC Trust 144A, 2.18%, 5/25/50 (a)	2,043
Total FDIC Guaranteed (Cost - $8,202)		8,375
Mortgage Backed (91%)
1,981,096	FG A94713 30YR, 4.00%, 11/01/40	2,102
1,654,084	FH 1B8336 ARM, 3.10%, 6/01/41	1,737
1,146,229	FH 1B8378 ARM, 3.19%, 7/01/41	1,205
1,811,090	FH 1Q1363 ARM, 2.88%, 2/01/36	1,934
1,360,223	FH 2B0639 ARM, 2.30%, 6/01/42	1,413
2,356,244	FH 2B0709 ARM, 2.12%, 8/01/42	2,438
2,426,477	FH 2B0721 ARM, 2.30%, 9/01/42	2,525
1,984,144	FH 2B0972 ARM, 2.01%, 11/01/42	2,050
839,378	FHLB, 2.60%, 4/20/15	864
1,570,919	FHLMC Structured Pass Through Securities,
	3.61%, 2/27/15	1,632
959,138	FHR 2739 PE, 5.00%, 3/15/32	975
697,355	FHR 3728 EH, 3.00%, 9/15/20	710
1,729,826	FHR 3997 PJ, 3.00%, 1/15/40	1,766
1,240,294	FHR 4030 CG, 2.50%, 4/15/27	1,286
981,414	FHR 4073 BE, 2.00%, 5/15/39	997
3,808,086	FN 464313 5YR, 2.99%, 1/01/15	3,940
1,300,000	FN 468880 ARM, 0.76%, 8/01/21	1,307
171,778	FN 838958 ARM, 2.55%, 8/01/35	183
2,260,222	FN 870542 ARM, 2.62%, 3/01/36	2,417
1,785,183	FN 890434 15YR, 3.00%, 7/01/27	1,899
741,138	FN 995203 30YR, 5.00%, 7/01/35	807
1,190,522	FN AC0045 ARM, 2.56%, 10/01/38	1,265
2,223,395	FN AE0193 ARM, 3.69%, 7/01/40	2,354
268,085	FN AE0606 30YR, 4.00%, 11/01/40	285
1,672,830	FN AI4019 ARM, 3.46%, 7/01/41	1,769
1,550,019	FN AJ4050 30YR, 4.00%, 10/01/41	1,650
3,091,717	FN AJ4109 ARM, 2.37%, 12/01/41	3,214
1,600,262	FN AJ8354 ARM, 2.54%, 1/01/42	1,669
1,460,150	FN AJ8557 ARM, 2.56%, 1/01/42	1,520
1,579,999	FN AK0013 ARM, 2.43%, 1/01/42	1,641
1,383,025	FN AK2233 ARM, 2.42%, 5/01/42	1,441
1,240,813	FN AL0502 ARM, 3.07%, 6/01/41	1,303
1,364,939	FN AL1193 30YR, 4.00%, 11/01/41	1,474
1,669,596	FN AL1202 ARM, 2.46%, 12/01/41	1,735
2,852,536	FN AL1869 15YR, 3.00%, 6/01/27	3,027
1,759,636	FN AL2187 ARM, 3.02%, 3/01/42	1,846
2,863,302	FN AL2221 15YR, 3.00%, 7/01/27	3,028
2,211,320	FN AO2280 ARM, 2.14%, 10/01/42	2,294
2,090,932	FN AO7975 15YR, 3.00%, 6/01/27	2,219
1,452,760	FN AP0619 ARM, 2.24%, 7/01/42	1,509
2,317,280	FN AP4080 ARM, 2.25%, 9/01/42	2,408
2,412,448	FN AP4746 15YR, 3.00%, 8/01/27	2,560
1,067,418	FN AP7869 ARM, 2.22%, 8/01/42	1,109

Principal or Shares	Security Description	Value (000)

1,965,514	FN AQ4765 10YR, 2.50%, 11/01/22	$2,046
7,000,000	FNMA, 2.50%, 15YR TBA (b)	7,249
10,000,000	FNMA, 3.00%, 15YR TBA (b)	10,502
1,874,021	FNR 2011-127 UC, 2.50%, 6/25/39	1,932
816,420	FNW 2002-W6 2A, 7.07%, 6/25/42	978
1,630,345	G2 5280 30YR, 4.00%, 1/20/42	1,761
1,444,056	G2 778200 20YR, 4.00%, 2/20/32	1,550
1,009,112	G2 778203 20YR, 4.75%, 2/20/32	1,086
1,197,597	G2 82457 ARM, 3.00%, 1/20/40	1,254
874,792	GNR 2004-11 F, 0.50%, 2/20/34	878
1,232,442	GNR 2008-32 PA, 4.00%, 8/16/37	1,347
1,284,849	GNR 2009-26 BA, 4.00%, 1/16/38	1,403
1,647,128	GNR 2011-60 GK, 2.00%, 9/20/34	1,665
1,494,630	United States Small Business Administration,
	2.88%, 9/10/21	1,564
Total Mortgage Backed (Cost - $110,495)		110,722
NCUA Guaranteed (15%)
1,500,000	NCUA Guaranteed Notes Trust 2010-C1,
	2.90%, 10/29/20	1,605
1,361,995	NCUA Guaranteed Notes Trust 2010-R1,
	0.66%, 10/07/20	1,366
580,889	NCUA Guaranteed Notes Trust 2010-R1,
	1.84%, 10/07/20	591
4,473,657	NCUA Guaranteed Notes Trust 2010-R2,
	0.58%, 11/06/17	4,482
2,824,101	NCUA Guaranteed Notes Trust 2010-R2,
	0.68%, 11/05/20	2,834
2,594,775	NCUA Guaranteed Notes Trust 2010-R3,
	0.77%, 12/08/20	2,609
1,313,928	NCUA Guaranteed Notes Trust 2011-R2,
	0.66%, 2/06/20	1,316
2,291,074	NCUA Guaranteed Notes Trust 2011-R4,
	0.59%, 3/06/20	2,291
153,736	NCUA Guaranteed Notes Trust 2011-R5,
	0.59%, 4/06/20	154
936,127	NCUA Guaranteed Notes Trust 2011-R6,
	0.59%, 5/07/20	937
Total NCUA Guaranteed (Cost - $18,063)		18,185
Investment Company (7%)
8,742,246	Payden Cash Reserves Money Market Fund *
	(Cost - $8,742)	8,742
Total (Cost - $145,502) (120%)		146,024
Liabilities in excess of Other Assets (-20%)		(24,129)
Net Assets (100%)		$121,895

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

11	Payden Mutual Funds

Payden GNMA Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (1%)
1,932,378	FDIC Structured Sale Guaranteed Notes 144A,
	0.76%, 2/25/48 (a)	$1,938
1,965,209	FDIC Structured Sale Guaranteed Notes 144A,
	0.90%, 12/29/45 (a)	1,960
5,391,585	FDIC Structured Sale Guaranteed Notes 144A,
	0.93%, 12/04/20 (a)	5,431
Total FDIC Guaranteed (Cost - $9,303)		9,329
Mortgage Backed (139%)
6,954,391	FH 1A0001 ARM, 2.37%, 4/01/35	7,389
395,039	FH 1B3142 ARM, 2.84%, 11/01/36	424
1,506,853	FH 1B4282 ARM, 2.94%, 10/01/38	1,619
642,599	FH 1G0189 ARM, 2.50%, 4/01/35	683
5,519,455	FH 1G0501 ARM, 2.73%, 6/01/35	5,923
7,421,435	FH 1H2580 ARM, 2.39%, 9/01/35	7,958
2,328,373	FH 1J1279 ARM, 2.59%, 4/01/36	2,492
3,721,792	FH 1Q0062 ARM, 2.28%, 11/01/35	3,967
181,401	FH 780444 ARM, 2.16%, 3/01/33	192
517,451	FH 782784 ARM, 2.39%, 10/01/34	552
2,020,119	FH 847228 ARM, 3.00%, 1/01/34	2,167
3,965,932	FH 848111 ARM, 2.72%, 9/01/37	4,238
3,493,694	FN 745551 ARM, 2.67%, 2/01/36	3,718
3,668,863	FN 783587 ARM, 2.35%, 3/01/35	3,855
4,794,934	FN 802649 ARM, 2.80%, 10/01/34	5,089
1,920,975	FN 832100 ARM, 2.69%, 7/01/35	2,049
1,229,835	FN 920795 ARM, 3.17%, 3/01/34	1,307
3,129,946	FN AK0419 ARM, 2.41%, 12/01/27	3,354
7,859,880	FN AL1264 ARM, 2.65%, 9/01/36	8,368
63,506	FNR 1998-12, 3.78%, 2/25/18	67
3,599,217	FNR 2007-95 A1, 0.45%, 8/27/36	3,577
4,183,820	FNW 04-W2 4A, 2.96%, 2/25/44	4,357
35,000,000	G2, 3.00%, 30YR TBA (b)	36,520
20,000,000	G2, 3.50%, 30YR TBA (b)	21,456
49,700,000	G2, 4.00%, 30YR TBA (b)	53,668
80,120,000	G2, 4.50%, 30YR TBA (b)	87,218
175,466	G2 3133 30YR, 6.50%, 9/20/31	208
2,877,631	G2 3415 30YR, 5.50%, 7/20/33	3,169
1,640,107	G2 3515 30YR, 5.50%, 2/20/34	1,818
2,290,419	G2 3584 30YR, 6.00%, 7/20/34	2,688
1,746,175	G2 3599 30YR, 6.50%, 8/20/34	1,996
1,955,369	G2 3711 30YR, 5.50%, 5/20/35	2,167
2,611,025	G2 3747 30YR, 5.00%, 8/20/35	2,876
1,737,723	G2 3772 30YR, 5.00%, 10/20/35	1,914
2,657,235	G2 3785 30YR, 5.00%, 11/20/35	2,926
1,235,394	G2 3805 30YR, 5.00%, 1/20/36	1,361
5,546,433	G2 3819 30YR, 5.50%, 2/20/36	6,217
723,698	G2 3891 30YR, 6.50%, 8/20/36	822
3,368,139	G2 4437 30YR, 5.00%, 5/20/39	3,562
2,377,081	G2 4558 30YR, 4.50%, 10/20/39	2,589
4,769,538	G2 4560 30YR, 5.50%, 10/20/39	5,216
5,932,568	G2 4678 30YR, 4.50%, 4/20/40	6,520
8,340,426	G2 4713 30YR, 4.50%, 6/20/40	9,166
3,526,760	G2 4802 30YR, 5.00%, 9/20/40	3,894
6,929,417	G2 4978 30YR, 4.50%, 3/20/41	7,590
9,709,888	G2 4979 30YR, 5.00%, 3/20/41	10,724
6,422,946	G2 5083 30YR, 5.00%, 6/20/41	7,093
11,997,019	G2 5115 30YR, 4.50%, 7/20/41	13,140
8,533,815	G2 5140 30YR, 4.50%, 8/20/41	9,347
10,640,287	G2 5175 30YR, 4.50%, 9/20/41	11,654
8,532,591	G2 5280 30YR, 4.00%, 1/20/42	9,217

Principal or Shares	Security Description	Value (000)

397,060	G2 688058 30YR, 4.50%, 8/20/38	$423
4,066,865	G2 701705 30YR, 5.00%, 2/20/39	4,378
7,033,643	G2 710025 30YR, 5.65%, 8/20/59	7,962
3,917,554	G2 713314 30YR, 6.00%, 3/20/39	4,362
1,129,116	G2 728869 30YR, 4.13%, 4/20/40	1,224
1,014,537	G2 728870 30YR, 4.63%, 4/20/40	1,110
1,216,206	G2 736498 30YR, 4.13%, 4/20/40	1,318
767,958	G2 736499 30YR, 4.63%, 4/20/40	840
7,812,956	G2 736932 50YR, 4.88%, 11/20/60	8,820
7,525,567	G2 740427 50YR, 4.82%, 9/20/60	8,480
811,908	G2 742040 30YR, 4.13%, 5/20/40	880
860,456	G2 742041 30YR, 4.63%, 6/20/40	941
6,168,030	G2 757211 30YR, 4.50%, 12/20/40	6,819
1,108,052	G2 770239 30YR, 4.00%, 2/20/42	1,198
200,780	G2 80011 ARM, 1.63%, 11/20/26	208
672,588	G2 80013 ARM, 2.00%, 11/20/26	698
249,508	G2 80022 ARM, 1.63%, 12/20/26	259
194,695	G2 80023 ARM, 1.63%, 12/20/26	202
553,912	G2 80029 ARM, 1.63%, 1/20/27	575
1,234,617	G2 80044 ARM, 1.63%, 2/20/27	1,281
1,695,160	G2 80052 ARM, 1.63%, 3/20/27	1,758
254,964	G2 8006 ARM, 1.75%, 7/20/22	266
3,270,262	G2 80074 ARM, 1.75%, 5/20/27	3,435
490,440	G2 80134 ARM, 1.63%, 11/20/27	508
1,301,876	G2 80196 ARM, 1.75%, 5/20/28	1,367
230,713	G2 80272 ARM, 1.75%, 4/20/29	242
179,343	G2 80311 ARM, 1.75%, 8/20/29	187
3,782,573	G2 80319 ARM, 1.75%, 9/20/29	3,948
115,327	G2 80346 ARM, 1.63%, 11/20/29	119
1,068,030	G2 8041 ARM, 1.75%, 8/20/22	1,115
199,173	G2 80424 ARM, 1.75%, 7/20/30	208
461,560	G2 80428 ARM, 2.00%, 7/20/30	480
228,418	G2 80507 ARM, 1.75%, 4/20/31	240
1,123,161	G2 80541 ARM, 1.75%, 9/20/31	1,172
739,433	G2 80556 ARM, 1.63%, 11/20/31	766
854,160	G2 80569 ARM, 1.63%, 1/20/32	886
518,867	G2 80570 ARM, 1.63%, 1/20/32	538
200,350	G2 80579 ARM, 1.63%, 2/20/32	208
711,112	G2 80593 ARM, 1.75%, 4/20/32	747
640,318	G2 80604 ARM, 1.75%, 5/20/32	673
1,206,613	G2 80611 ARM, 1.75%, 6/20/32	1,263
265,995	G2 80612 ARM, 1.75%, 6/20/32	279
621,622	G2 8062 ARM, 1.63%, 10/20/22	644
2,666,358	G2 80637 ARM, 1.75%, 9/20/32	2,783
2,035,325	G2 80696 ARM, 1.75%, 5/20/33	2,138
8,083,742	G2 80749 ARM, 1.63%, 10/20/33	8,375
894,154	G2 80780 ARM, 2.13%, 12/20/33	929
6,990,318	G2 80790 ARM, 1.63%, 12/20/33	7,242
210,538	G2 80791 ARM, 2.63%, 12/20/33	220
5,747,413	G2 80795 ARM, 1.63%, 12/20/33	5,955
2,356,054	G2 80826 ARM, 1.63%, 2/20/34	2,473
3,563,602	G2 80835 ARM, 1.63%, 2/20/34	3,696
740,750	G2 80837 ARM, 1.63%, 2/20/34	768
3,582,224	G2 80856 ARM, 1.63%, 3/20/34	3,716
637,781	G2 80932 ARM, 1.75%, 6/20/34	670
294,618	G2 80934 ARM, 1.75%, 6/20/34	309
659,230	G2 81018 ARM, 1.75%, 8/20/34	688
151,411	G2 81019 ARM, 2.25%, 8/20/34	158
729,885	G2 81036 ARM, 1.75%, 8/20/34	762
41,838	G2 81044 ARM, 1.75%, 8/20/34	44

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

1,068,903	G2 81166 ARM, 1.63%, 12/20/34	$1,107
142,388	G2 8121 ARM, 1.63%, 1/20/23	148
2,735,227	G2 81214 ARM, 1.63%, 1/20/35	2,837
1,004,025	G2 81220 ARM, 1.63%, 1/20/35	1,041
879,340	G2 81278 ARM, 1.63%, 3/20/35	912
149,690	G2 81402 ARM, 2.25%, 7/20/35	156
37,698	G2 81405 ARM, 2.25%, 7/20/35	39
2,524,377	G2 81696 ARM, 1.75%, 6/20/36	2,651
570,180	G2 81807 ARM, 1.63%, 12/20/36	591
753,588	G2 81938 ARM, 1.75%, 7/20/37	787
552,785	G2 8198 ARM, 1.75%, 5/20/23	581
7,159,003	G2 82074 ARM, 2.50%, 5/20/38	7,504
4,061,627	G2 82107 ARM, 2.00%, 7/20/38	4,227
825,347	G2 82151 ARM, 1.75%, 9/20/38	861
161,250	G2 82245 ARM, 3.00%, 12/20/38	171
205,447	G2 8228 ARM, 1.75%, 7/20/23	214
7,563,772	G2 82457 ARM, 3.00%, 1/20/40	7,918
5,175,569	G2 82463 ARM, 3.75%, 1/20/40	5,551
2,815,147	G2 82606 ARM, 4.00%, 8/20/40	3,031
173,387	G2 8301 ARM, 1.63%, 10/20/23	180
3,098,153	G2 8302 ARM, 1.63%, 10/20/23	3,210
2,541,575	G2 83031 ARM, 2.50%, 1/20/42	2,676
2,759,418	G2 83048 ARM, 3.00%, 2/20/42	2,939
194,542	G2 8339 ARM, 1.63%, 12/20/23	202
511,195	G2 8358 ARM, 1.63%, 1/20/24	530
396,653	G2 8359 ARM, 1.63%, 1/20/24	411
371,789	G2 8371 ARM, 1.63%, 2/20/24	386
182,315	G2 8373 ARM, 1.63%, 2/20/24	189
596,273	G2 8387 ARM, 1.63%, 3/20/24	619
577,866	G2 8398 ARM, 1.75%, 4/20/24	607
553,675	G2 8399 ARM, 1.75%, 4/20/24	582
316,569	G2 8421 ARM, 1.75%, 5/20/24	332
549,488	G2 849350 ARM, 1.63%, 12/20/25	569
830,429	G2 849351 ARM, 1.63%, 11/20/25	860
1,675,894	G2 8547 ARM, 2.00%, 11/20/24	1,740
140,101	G2 8580 ARM, 2.00%, 1/20/25	146
210,001	G2 8595 ARM, 2.00%, 2/20/25	218
389,984	G2 8781 ARM, 1.63%, 1/20/26	405
382,260	G2 8814 ARM, 1.63%, 2/20/26	397
151,506	G2 8815 ARM, 1.63%, 2/20/26	157
112,155	G2 8855 ARM, 2.00%, 10/20/21	116
126,885	G2 8867 ARM, 1.63%, 11/20/21	131
914,422	G2 8968 ARM, 1.75%, 9/20/26	954
217,546	G2 8989 ARM, 1.63%, 10/20/26	225
2,045,148	G2 8991 ARM, 1.63%, 10/20/26	2,119
10,522,159	G2 MA0023 30YR, 4.00%, 4/20/42	11,367
8,251,369	G2 MA0089 30YR, 4.00%, 5/20/42	8,914
11,008,072	G2 MA0155 30YR, 4.00%, 6/20/42	11,892
9,655,427	G2 MA0220 30YR, 3.50%, 7/20/42	10,373
4,972,869	G2 MA0528 30YR, 3.50%, 11/20/42	5,182
148,500,000	GN, 3.00%, 30YR TBA (b)	154,997
73,200,000	GN, 4.00%, 30YR TBA (b)	79,639
11,064,897	GN 367090 30YR, 4.50%, 7/15/41	12,296
13,126,516	GN 367092 30YR, 4.50%, 7/15/41	14,612
4,130,833	GN 455989 15YR, 5.00%, 7/15/26	4,502
362,269	GN 524825 30YR, 5.47%, 10/15/29	397
175,955	GN 524869 30YR, 5.47%, 1/15/30	193
285,344	GN 524925 30YR, 5.47%, 2/15/30	313
170,451	GN 524968 30YR, 5.47%, 3/15/30	187
170,042	GN 524996 30YR, 5.47%, 5/15/30	186

Principal or Shares	Security Description	Value (000)

163,518	GN 525015 30YR, 5.47%, 6/15/30	$179
116,833	GN 525033 30YR, 5.47%, 7/15/30	128
135,603	GN 546392 30YR, 5.47%, 2/15/31	149
674,797	GN 558954 20YR, 5.25%, 5/15/29	726
1,419,120	GN 558956 30YR, 4.50%, 6/15/29	1,530
281,034	GN 596009 30YR, 5.75%, 7/15/32	310
160,398	GN 596023 30YR, 5.75%, 7/15/32	177
196,932	GN 596035 30YR, 5.75%, 8/15/32	217
346,086	GN 596054 30YR, 5.75%, 8/15/32	381
165,058	GN 596071 30YR, 5.75%, 8/15/32	182
235,558	GN 596072 30YR, 5.75%, 7/15/32	260
514,202	GN 596090 30YR, 5.75%, 8/15/32	567
413,431	GN 596135 30YR, 5.75%, 8/15/32	456
157,168	GN 596166 30YR, 5.75%, 8/15/32	173
301,910	GN 596178 30YR, 5.75%, 9/15/32	333
52,417	GN 596184 30YR, 5.75%, 8/15/32	58
199,168	GN 596197 30YR, 5.75%, 8/15/32	219
236,794	GN 596225 30YR, 5.75%, 9/15/32	261
44,369	GN 596230 30YR, 5.75%, 8/15/32	49
124,644	GN 596231 30YR, 5.75%, 9/15/32	137
198,203	GN 596237 30YR, 5.75%, 9/15/32	218
46,610	GN 596312 30YR, 5.75%, 9/15/32	51
68,415	GN 596313 30YR, 5.75%, 9/15/32	75
211,443	GN 596396 30YR, 5.75%, 9/15/32	233
512,419	GN 601699 30YR, 5.70%, 12/15/32	565
606,260	GN 601738 30YR, 5.25%, 1/15/33	666
469,732	GN 601772 30YR, 5.25%, 1/15/33	516
315,615	GN 601774 30YR, 5.25%, 1/15/33	347
177,504	GN 601775 30YR, 5.70%, 1/15/33	196
294,407	GN 601786 30YR, 5.25%, 2/15/33	323
249,685	GN 601791 30YR, 5.25%, 2/15/33	274
397,886	GN 601810 30YR, 5.25%, 2/15/33	437
393,543	GN 601845 30YR, 5.25%, 2/15/33	432
305,611	GN 601858 30YR, 5.70%, 2/15/33	337
159,163	GN 601871 30YR, 5.75%, 12/15/32	175
1,432,749	GN 601872 30YR, 5.25%, 3/15/33	1,573
77,017	GN 601912 30YR, 5.25%, 3/15/33	85
418,604	GN 601937 30YR, 5.25%, 3/15/33	460
241,189	GN 602002 30YR, 5.25%, 3/15/33	265
208,973	GN 602043 30YR, 5.25%, 4/15/33	229
1,142,869	GN 605099 30YR, 5.50%, 3/15/34	1,271
257,696	GN 613272 30YR, 5.25%, 5/15/33	283
183,552	GN 613354 30YR, 5.45%, 7/15/33	202
123,500	GN 613355 30YR, 5.70%, 4/15/33	136
68,280	GN 613379 30YR, 5.45%, 7/15/33	75
2,426,466	GN 616826 30YR, 5.50%, 1/15/35	2,698
10,206,862	GN 616913 30YR, 3.50%, 2/15/42	11,039
1,483,430	GN 629903 35YR, 5.80%, 6/15/42	1,556
6,747,219	GN 630057 30YR, 5.13%, 4/15/48	7,492
5,078,764	GN 673234 30YR, 6.00%, 11/15/38	5,713
1,576,926	GN 677318 30YR, 6.00%, 9/15/38	1,777
667,627	GN 677378 30YR, 7.00%, 10/15/38	774
939,938	GN 690008 30YR, 7.00%, 10/15/38	1,089
1,801,294	GN 697066 30YR, 5.00%, 3/15/39	1,938
7,252,660	GN 701943 30YR, 5.00%, 6/15/39	8,052
5,522,177	GN 704439 30YR, 4.50%, 3/15/39	6,040
6,387,333	GN 710868 30YR, 5.50%, 9/15/39	7,019
2,073,794	GN 713930 30YR, 5.00%, 10/15/39	2,235
856,031	GN 728159 20YR, 5.25%, 11/15/29	921
8,878,719	GN 734089 30YR, 4.00%, 12/15/40	9,748

13	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,710,724	GN 743362 30YR, 4.75%, 6/15/40	$1,874
308,555	GN 743363 30YR, 4.25%, 5/15/40	337
193,549	GN 743502 30YR, 4.25%, 6/15/40	210
776,016	GN 743503 30YR, 4.75%, 6/15/40	850
503,300	GN 743611 30YR, 4.75%, 6/15/40	551
7,590,984	GN 745183 30YR, 4.50%, 7/15/40	8,336
11,504,399	GN 745187 30YR, 4.50%, 7/15/40	12,745
204,760	GN 747368 30YR, 4.75%, 7/15/40	221
286,496	GN 747491 30YR, 4.75%, 7/15/40	309
65,662	GN 747610 30YR, 4.75%, 8/15/40	71
68,876	GN 747740 30YR, 4.25%, 9/15/40	75
371,352	GN 747741 30YR, 4.75%, 9/15/40	408
1,511,774	GN 761040 30YR, 4.25%, 3/15/41	1,646
1,194,895	GN 762726 30YR, 4.25%, 3/15/41	1,301
1,768,263	GN 763012 30YR, 4.25%, 4/15/41	1,926
1,478,681	GN 763216 30YR, 4.25%, 4/15/41	1,610
76,221	GN 768576 30YR, 4.25%, 4/15/41	83
268,063	GN 768721 30YR, 4.25%, 4/15/41	292
426,707	GN 768886 30YR, 4.25%, 6/15/41	465
291,545	GN 781324 30YR, 7.00%, 7/15/31	350
1,017,550	GN 781636 30YR, 5.50%, 7/15/33	1,138
1,343,568	GN 781810 30YR, 5.50%, 10/15/34	1,478
5,221,394	GN 781811 30YR, 5.00%, 10/15/34	5,729
4,440,179	GN 782835 30YR, 6.00%, 12/15/39	4,995
4,689,124	GN 782858 30YR, 6.00%, 11/15/39	5,275
10,787,857	GN 783479 30YR, 3.88%, 10/15/41	11,716
14,267,888	GN AA5452 30YR, 3.50%, 7/15/42	15,358
2,535,390	GNR 1998-2 FA, 0.71%, 1/16/28	2,572
710,493	GNR 1999-18 FA, 0.51%, 5/16/29	718
607,088	GNR 1999-37 FJ, 0.76%, 10/16/29	617
463,785	GNR 1999-40 FE, 0.76%, 11/16/29	468
633,991	GNR 1999-40 FK, 0.76%, 11/16/29	642
553,391	GNR 1999-45 FC, 0.61%, 12/16/29	557
664,069	GNR 1999-45 FH, 0.66%, 12/16/29	668
530,101	GNR 2000-22 FG, 0.41%, 5/16/30	532
158,896	GNR 2000-26 DF, 0.60%, 9/20/30	161
386,446	GNR 2000-26 FA, 0.75%, 9/20/30	392
658,620	GNR 2000-9 FG, 0.81%, 2/16/30	669
436,016	GNR 2000-9 FH, 0.71%, 2/16/30	441
511,975	GNR 2001-19 F, 0.71%, 5/16/31	518
92,482	GNR 2001-21 FN, 0.41%, 8/16/22	93
2,415,696	GNR 2001-22 FG, 0.56%, 5/16/31	2,443
220,748	GNR 2001-26 F, 0.56%, 5/16/31	223
961,691	GNR 2001-31 FA, 0.46%, 6/16/31	972
52,795	GNR 2001-33 F, 0.65%, 7/20/31	54
914,701	GNR 2001-35 FA, 0.46%, 8/16/31	924
666,309	GNR 2001-46 FA, 0.63%, 9/16/31	675
2,887,332	GNR 2001-47 FA, 0.61%, 9/16/31	2,922
1,155,980	GNR 2001-59 FA, 0.61%, 11/16/24	1,171
578,785	GNR 2001-64 F, 0.55%, 11/20/31	581
522,051	GNR 2001-65 FV, 0.60%, 2/20/29	529
608,543	GNR 2002-11 FJ, 0.70%, 2/20/32	617
635,595	GNR 2002-13 FA, 0.71%, 2/16/32	644
273,718	GNR 2002-24 FA, 0.71%, 4/16/32	277
224,041	GNR 2002-4 FY, 0.66%, 1/16/32	227
324,108	GNR 2002-41 HF, 0.61%, 6/16/32	328
1,602,339	GNR 2002-48 FG, 0.51%, 12/16/30	1,619
1,387,900	GNR 2002-48 FT, 0.41%, 12/16/26	1,395
1,618,152	GNR 2002-5 FP, 0.76%, 1/16/32	1,641
1,294,275	GNR 2002-72 FA, 0.60%, 10/20/32	1,310

Principal or Shares	Security Description	Value (000)

595,367	GNR 2002-72 FB, 0.60%, 10/20/32	$603
1,284,753	GNR 2002-72 FE, 0.60%, 10/20/32	1,301
2,219,855	GNR 2002-76 F, 0.41%, 1/16/31	2,232
295,834	GNR 2002-76 FY, 0.51%, 12/16/26	299
265,068	GNR 2002-79 FB, 0.46%, 11/16/32	266
3,990,339	GNR 2003-35 CF, 0.51%, 3/16/33	4,037
5,621,875	GNR 2003-67 FP, 1.10%, 8/20/33	5,823
792,173	GNR 2003-69 FD, 0.66%, 2/16/29	801
2,255,484	GNR 2003-71 FC, 0.70%, 7/20/33	2,282
3,081,302	GNR 2003-94 FB, 0.51%, 12/16/30	3,111
3,516,772	GNR 2004-49 F, 0.60%, 11/20/30	3,524
7,355,790	GNR 2004-5 PF, 0.75%, 2/20/33	7,409
4,945,089	GNR 2004-56 F, 0.60%, 6/20/33	5,009
1,410,683	GNR 2004-59 FH, 0.46%, 8/16/34	1,425
1,808,811	GNR 2004-73 JM, 0.00%, 9/16/34	1,784
2,260,400	GNR 2004-80 FM, 0.50%, 7/20/34	2,264
2,182,908	GNR 2005-6 FC, 0.40%, 3/20/33	2,186
846,415	GNR 2006-47 FA, 0.41%, 8/16/36	851
464,690	GNR 2006-62 FB, 0.36%, 11/20/36	467
1,281,474	GNR 2006-64 PO, 0.00%, 4/16/34	1,242
422,608	GNR 2007-59 FJ, 0.50%, 7/20/37	426
2,288,190	GNR 2007-76 FB, 0.70%, 11/20/37	2,312
5,964,465	GNR 2008-15 CF, 0.71%, 2/20/38	6,031
1,365,496	GNR 2008-2 FH, 0.65%, 1/20/38	1,381
1,848,663	GNR 2008-32 PA, 4.00%, 8/16/37	2,020
10,614,817	GNR 2008-61 KF, 0.87%, 7/20/38	10,800
1,733,640	GNR 2008-67 UF, 0.65%, 6/20/38	1,754
6,137,923	GNR 2009-109 DF, 0.70%, 7/20/37	6,165
2,034,345	GNR 2009-26 BA, 4.00%, 1/16/38	2,221
6,995,691	GNR 2009-73 PJ, 5.00%, 8/16/39	7,520
3,664,996	GNR 2009-87 FB, 0.85%, 9/20/39	3,717
1,467,782	GNR 2009-93 EJ, 3.50%, 5/20/35	1,505
23,880,822	GNR 2010-132 IO, 1.89%, 11/16/52	2,021
9,764,535	GNR 2010-42 CO, 0.00%, 6/16/39	9,271
26,160,100	GNR 2010-71 IO, 1.15%, 3/16/52	1,223
1,000,000	GNR 2011-13 PB, 4.00%, 1/16/41	1,105
2,423,219	GNR 2011-60 GK, 2.00%, 9/20/34	2,449
Total Mortgage Backed (Cost - $1,176,854)		1,190,104
NCUA Guaranteed (5%)
4,287,040	NCUA Guaranteed Notes Trust 2010-R1,
	0.66%, 10/07/20	4,300
8,801,497	NCUA Guaranteed Notes Trust 2010-R2,
	0.58%, 11/06/17	8,818
4,644,630	NCUA Guaranteed Notes Trust 2010-R2,
	0.68%, 11/05/20	4,661
2,824,498	NCUA Guaranteed Notes Trust 2011-C1,
	0.74%, 3/09/21	2,844
3,091,595	NCUA Guaranteed Notes Trust 2011-R2,
	0.66%, 2/06/20	3,096
8,257,348	NCUA Guaranteed Notes Trust 2011-R3,
	0.61%, 3/11/20	8,306
4,524,871	NCUA Guaranteed Notes Trust 2011-R4,
	0.59%, 3/06/20	4,525
4,481,796	NCUA Guaranteed Notes Trust 2011-R5,
	0.59%, 4/06/20	4,488
2,170,113	NCUA Guaranteed Notes Trust 2011-R6,
	0.59%, 5/07/20	2,172
Total NCUA Guaranteed (Cost - $43,104)		43,210

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)
Purchased Call Options (0%)
500	U.S. Treasury 10 Year Futures Option, 134,
	4/20/13	$16
2,000	U.S. Treasury 10 Year Futures Option, 136,
	3/16/13	31
Total Purchased Call Options (Cost - $356)		47
Purchased Put Options (0%)
500	U.S. Treasury 10 Year Futures Option, 128.5,
	4/20/13
	(Cost - $123)	203
Investment Company (0%)
2,407,185	Payden Cash Reserves Money Market Fund *
	(Cost - $2,407)	2,407

Principal or Shares	Security Description	Value (000)

Total (Cost - $1,232,147) (145%)		$1,245,300
Liabilities in excess of Other Assets (-45%)		(389,401)
Net Assets (100%)		$855,899

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

15	Payden Mutual Funds

Payden Core Bond Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
120,517	Chase Funding Mortgage Loan Asset-Backed
	Certificates, 0.86%, 11/25/32	$112
3,329,675	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	3,812
98,813	Landmark Mortgage Securities PLC,
	0.74%, 6/17/38 GBP (b)	143
Total Asset Backed (Cost - $3,560)		4,067
Corporate Bond (52%)
1,385,000	ABN AMRO Bank NV Sales Tax 144A,
	1.38%, 1/22/16 (a)	1,385
1,200,000	Abu Dhabi National Energy Co. 144A,
	4.13%, 3/13/17 (a)	1,296
3,000,000	American Honda Finance Corp. 144A,
	0.90%, 8/05/13 (a)	3,008
1,020,000	American International Group Inc.,
	3.00%, 3/20/15	1,060
820,000	American International Group Inc.,
	4.88%, 6/01/22	916
1,425,000	American Tower Corp., 3.50%, 1/31/23	1,394
1,160,000	Autodesk Inc., 3.60%, 12/15/22	1,159
1,920,000	Automotores Gildemeister SA 144A,
	8.25%, 5/24/21 (a)	2,150
2,310,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	2,342
2,200,000	Baidu Inc., 3.50%, 11/28/22	2,151
2,540,000	Banco Bradesco SA/Cayman Islands 144A,
	2.41%, 5/16/14 (a)	2,560
2,830,000	Banco de Credito del Peru/Panama 144A,
	4.75%, 3/16/16 (a)	3,021
4,580,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	4,589
1,550,000	Banco del Estado de Chile 144A,
	4.13%, 10/07/20 (a)	1,688
3,680,000	Bancolombia SA, 5.13%, 9/11/22	3,827
2,280,000	Bank of America Corp., 1.25%, 1/11/16	2,268
1,353,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	1,353
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,429
3,100,000	BioMed Realty LP, 3.85%, 4/15/16	3,286
790,000	Blackstone Holdings Finance Co. LLC 144A,
	4.75%, 2/15/23 (a)	843
2,245,000	Block Financial LLC, 5.50%, 11/01/22	2,312
1,000,000	Cablevision Systems Corp., 7.75%, 4/15/18	1,128
2,275,000	Carlyle Holdings Finance LLC 144A,
	3.88%, 2/01/23 (a)	2,281
1,270,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,344
1,170,000	CBQ Finance Ltd. 144A, 7.50%, 11/18/19 (a)	1,441
1,465,000	CC Holdings GS V LLC 144A,
	3.85%, 4/15/23 (a)	1,464
2,750,000	Celgene Corp., 3.25%, 8/15/22	2,748
885,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,163
1,405,000	CenturyLink Inc., 5.80%, 3/15/22	1,473
2,925,000	Chubb Corp., 6.38%, 3/29/67	3,196
2,750,000	Cielo SA / Cielo USA Inc. 144A,
	3.75%, 11/16/22 (a)	2,656
785,000	Citigroup Inc., 1.25%, 1/15/16	782
525,000	Citigroup Inc., 2.01%, 5/15/18	538

Principal or Shares	Security Description	Value (000)

1,300,000	Citigroup Inc., 6.13%, 8/25/36	$1,449
3,780,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)	3,808
1,250,000	Comcast Corp., 4.25%, 1/15/33	1,222
2,950,000	Commonwealth Bank of Australia 144A,
	1.04%, 3/17/14 (a)	2,971
1,915,000	ConAgra Foods Inc., 3.25%, 9/15/22	1,913
1,660,000	Corpbanca SA, 3.13%, 1/15/18	1,655
2,510,000	Daimler Finance North America LLC 144A,
	0.92%, 3/28/14 (a)	2,517
3,982,000	Digital Realty Trust LP, 5.88%, 2/01/20	4,548
2,750,000	Dignity Health, 3.13%, 11/01/22	2,701
1,000,000	DineEquity Inc., 9.50%, 10/30/18	1,142
2,225,000	Dow Chemical Co., 9.40%, 5/15/39	3,529
3,485,000	Duke Energy Corp., 3.05%, 8/15/22	3,496
1,250,000	El Paso Pipeline Partners Operating Co LLC,
	4.70%, 11/01/42	1,196
2,070,000	Electricite de France SA 144A,
	5.25%, 12/29/49 (a)	2,030
1,050,000	Elizabeth Arden Inc., 7.38%, 3/15/21	1,173
1,760,000	Embraer Overseas Ltd., 6.38%, 1/15/20	2,077
1,280,000	Encana Corp., 6.50%, 8/15/34	1,553
650,000	ERAC USA Finance LLC 144A,
	3.30%, 10/15/22 (a)	647
3,160,000	Express Scripts Holding Co., 2.75%, 11/21/14	3,259
1,355,000	FMR LLC 144A, 4.95%, 2/01/33 (a)	1,364
2,380,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	2,432
1,690,000	Freeport-McMoRan Copper & Gold Inc.,
	3.55%, 3/01/22	1,650
2,050,000	Gazprom OAO Via Gaz Capital SA 144A,
	3.85%, 2/06/20 (a)	2,050
1,320,000	Gazprom OAO Via Gaz Capital SA,
	6.51%, 3/07/22 (c)	1,544
4,945,000	GDF Suez 144A, 2.88%, 10/10/22 (a)	4,906
1,320,000	General Electric Capital Corp., 5.88%, 1/14/38	1,549
1,900,000	General Electric Capital Corp., 6.25%, 12/15/49	2,083
4,065,000	General Electric Capital Corp., 6.38%, 11/15/67	4,278
2,305,000	Goldman Sachs Group Inc., 1.31%, 2/07/14	2,316
2,210,000	Goldman Sachs Group Inc., 1.60%, 11/23/15	2,222
1,055,000	Goldman Sachs Group Inc., 2.38%, 1/22/18	1,059
5,155,000	Health Care REIT Inc., 4.13%, 4/01/19	5,575
3,060,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	3,334
3,115,000	HSBC USA Inc., 5.00%, 9/27/20	3,380
3,160,000	Hutchison Whampoa International 12 II Ltd.
	144A, 3.25%, 11/08/22 (a)	3,102
2,830,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	2,874
1,000,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,074
1,030,000	Interactive Data Corp., 10.25%, 8/01/18	1,169
2,050,000	Inter-American Development Bank,
	3.88%, 9/17/19	2,371
3,180,000	JPMorgan Chase & Co., 1.20%, 1/25/18	3,198
855,000	JPMorgan Chase Bank NA, 0.64%, 6/13/16	840
2,350,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,432
2,450,000	KazMunaiGaz Finance Sub BV,
	9.13%, 7/02/18 (c)	3,173
3,740,000	Kennametal Inc., 2.65%, 11/01/19	3,743

16

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,630,000	KeyCorp, 6.50%, 5/14/13	$2,673
1,980,000	Kilroy Realty LP, 3.80%, 1/15/23	1,988
3,450,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	3,377
770,000	Kroger Co., 7.50%, 4/01/31	979
1,000,000	Linn Energy LLC, 7.75%, 2/01/21	1,075
1,666,000	Macy’s Retail Holdings Inc., 5.90%, 12/01/16	1,947
1,710,000	MassMutual Global Funding II 144A,
	0.81%, 9/27/13 (a)	1,716
1,330,000	MDC Holdings Inc., 6.00%, 1/15/43	1,330
1,635,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	1,972
1,550,000	MetLife Inc., 6.40%, 12/15/36	1,686
320,000	MetLife Inc., 10.75%, 8/01/39	494
1,480,000	MetLife Institutional Funding II 144A,
	1.21%, 4/04/14 (a)	1,493
1,000,000	MetroPCS Wireless Inc., 7.88%, 9/01/18 (d)	1,087
1,215,000	Morgan Stanley, 1.28%, 4/29/13	1,217
830,000	Morgan Stanley, 3.80%, 4/29/16	877
1,135,000	Morgan Stanley, 4.88%, 11/01/22	1,165
3,160,000	National Australia Bank Ltd. 144A,
	1.25%, 7/25/14 (a)	3,198
2,380,000	NBCUniversal Media LLC, 6.40%, 4/30/40	2,947
1,660,000	NetApp Inc., 3.25%, 12/15/22	1,619
2,850,000	NewMarket Corp. 144A, 4.10%, 12/15/22 (a)	2,871
1,275,000	Owens Corning, 4.20%, 12/15/22	1,296
1,885,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.38%, 3/15/18 (a)	1,933
2,082,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.75%, 5/11/17 (a)	2,194
1,595,000	People’s United Financial Inc., 3.65%, 12/06/22	1,612
3,010,000	Petrobras International Finance Co.,
	5.38%, 1/27/21	3,313
2,530,000	Petroleos Mexicanos, 6.00%, 3/05/20	2,985
2,130,000	Petronas Capital Ltd., 7.88%, 5/22/22 (c)	3,012
2,060,000	Phillips 66, 2.95%, 5/01/17	2,170
1,050,000	Pinnacle Foods Finance LLC / Pinnacle Foods
	Finance Corp., 8.25%, 9/01/17	1,122
3,800,000	Prudential Financial Inc., 5.63%, 6/15/43	3,938
3,800,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	3,860
1,940,000	Reynolds American Inc., 3.25%, 11/01/22	1,924
1,000,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu,
	6.88%, 2/15/21	1,075
2,285,000	Safeway Inc., 3.40%, 12/01/16	2,388
1,000,000	SandRidge Energy Inc., 8.75%, 1/15/20	1,090
3,600,000	Sberbank of Russia Via SB Capital SA 144A,
	5.13%, 10/29/22 (a)(d)	3,636
4,185,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	4,154
1,460,000	Sigma Alimentos SA de CV 144A,
	5.63%, 4/14/18 (a)	1,664
990,000	Smiths Group PLC 144A, 3.63%, 10/12/22 (a)	969
1,370,000	Sparebank 1 Boligkreditt AS 144A,
	1.25%, 10/25/13 (a)	1,378
1,000,000	Sprint Capital Corp., 6.90%, 5/01/19	1,092
2,745,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)	2,709
4,420,000	Symantec Corp., 4.20%, 9/15/20	4,634
835,000	Telecom Italia Capital SA, 5.25%, 11/15/13	859

Principal or Shares	Security Description	Value (000)

1,145,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	$1,149
2,520,000	Teva Pharmaceutical Finance III BV,
	0.81%, 3/21/14	2,533
1,340,000	Time Warner Inc., 4.90%, 6/15/42	1,370
1,000,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (a)	1,065
1,330,000	Vimpel Communications Via VIP Finance Ireland
	Ltd. OJSC, 9.13%, 4/30/18 (c)(d)	1,586
1,025,000	Vivendi SA 144A, 4.75%, 4/12/22 (a)	1,060
2,953,000	Vornado Realty LP, 4.25%, 4/01/15	3,126
2,645,000	Westpac Banking Corp., 4.88%, 11/19/19	3,104
1,865,000	Williams Companies Inc., 3.70%, 1/15/23	1,840
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital
	Corp., 7.88%, 5/01/20 (d)	1,132
2,560,000	Xstrata Finance Canada Ltd. 144A,
	4.00%, 10/25/22 (a)	2,564
1,750,000	Yum! Brands Inc., 6.88%, 11/15/37	2,323
1,900,000	Zoetis Inc. 144A, 3.25%, 2/01/23 (a)	1,890
Total Corporate Bond (Cost - $279,595)		289,315
Foreign Government (1%)
1,700,000	Dominican Republic International Bond 144A,
	7.50%, 5/06/21 (a)	1,951
950,000	Republic of Indonesia, 11.63%, 3/04/19 (c)	1,420
1,054,000	Russian Foreign Bond - Eurobond,
	7.50%, 3/31/30 (c)	1,320
Total Foreign Government (Cost - $4,152)		4,691
Mortgage Backed (36%)
488,181	Bear Stearns ARM Trust 2005-10,
	2.66%, 10/01/35	475
14,013	Bear Sterns ARM Trust 2003-1, 2.63%, 4/01/33	14
8,495,452	FG Q12837 30YR, 3.00%, 11/01/42	8,745
1,305,442	FHR, 0.56%, 6/15/34	1,306
6,629,935	FHR 4065 IU, 4.00%, 6/01/32	1,703
7,010,000	FN, 3.00%, 30YR TBA (e)	7,221
23,930,000	FN, 4.00%, 30YR TBA (e)	25,441
8,215,467	FN 254766 30YR, 5.00%, 6/01/33	8,910
473,448	FN 725027 30YR, 5.00%, 11/01/33	514
3,841,870	FN 725423 30YR, 5.50%, 5/01/34	4,218
6,045,439	FN 725424 30YR, 5.50%, 4/01/34	6,637
1,102,946	FN 725425 30YR, 5.50%, 4/01/34	1,213
5,851,470	FN 745418 30YR, 5.50%, 4/01/36	6,387
7,013,341	FN 995203 30YR, 5.00%, 7/01/35	7,633
3,539,815	FN AB6385 30YR, 3.00%, 10/01/42	3,669
2,971,617	FN AE0138 30YR, 4.50%, 3/01/40	3,269
2,677,991	FN AJ7689 30YR, 4.00%, 12/01/41	2,851
10,307,887	FN AL2221 15YR, 3.00%, 7/01/27	10,899
6,956,459	FN AL2521 30YR, 3.50%, 9/01/42	7,352
6,824,041	FN AO7975 15YR, 3.00%, 6/01/27	7,241
21,650,000	FNMA, 3.00%, 30YR TBA (e)	22,364
1,776,542	FNW 04-W2 4A, 2.96%, 2/25/44	1,850
2,072,085	G2 5140 30YR, 4.50%, 8/20/41	2,269
2,002,107	G2 5175 30YR, 4.50%, 9/20/41	2,193
2,432,536	G2 5259 30YR, 4.00%, 12/01/41	2,628
2,636,303	GN 711522 30YR, 4.50%, 7/01/40	2,903
5,828,879	GN 734089 30YR, 4.00%, 12/15/40	6,400
5,505,677	GN 745187 30YR, 4.50%, 7/15/40	6,100
9,758,398	GN AA5452 30YR, 3.50%, 7/15/42	10,504
3,399,408	GNR 2012-76 GF, 0.51%, 6/16/42	3,423
300,000	Granite Master Issuer PLC, 1.07%, 12/17/54	261

17	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

196,761	Harborview Mortgage Loan Trust,
	3.07%, 1/19/35	$179
727,158	JP Morgan Mortgage Trust, 6.00%, 7/01/36	675
59,871	Morgan Stanley Mortgage Loan Trust,
	2.42%, 7/25/34	60
1,917,352	Morgan Stanley Mortgage Loan Trust 2005-7,
	5.50%, 11/01/35	1,971
1,306,704	Prime Mortgage Trust, 5.00%, 10/01/35	1,279
4,732,428	Sequoia Mortgage Trust, 3.50%, 9/01/42	5,046
137,062	Sequoia Mortgage Trust 10, 1.00%, 10/20/27	135
141,961	Structured Asset Mortgage Investments Inc.,
	2.79%, 2/01/35	141
76,513	Structured Asset Mortgage Investments Inc.,
	3.90%, 7/25/32	78
10,695	Structured Asset Securities Corp.,
	0.00%, 8/01/32	8
2,032,295	Thornburg Mortgage Securities Trust,
	0.94%, 9/25/44	2,007
7,779,938	WaMu Mortgage Pass Through Certificates,
	2.49%, 1/01/36	7,677
1,240,495	WaMu Mortgage Pass Through Certificates,
	2.56%, 7/01/37	978
Total Mortgage Backed (Cost - $194,452)		196,827
Municipal (0%)
1,495,000	California State, 7.55%, 4/01/39
	(Cost - $1,515)	2,192
U.S. Treasury (21%)
5,000,000	U.S. Treasury Bill, 0.01%, 7/11/13 (f)(g)	4,998
34,000,000	U.S. Treasury Bill, 0.11%, 2/07/13 (g)	34,000
61,350,000	U.S. Treasury Note, 0.63%, 9/30/17	60,847
8,500,000	U.S. Treasury Note, 2.75%, 11/15/42	7,816
22,000,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	8,765
Total U.S. Treasury (Cost - $116,749)		116,426
Investment Company (11%)
6,301,358	Payden Cash Reserves Money Market Fund *	6,301
1,414,096	Payden Emerging Markets Bond Fund,
	Institutional Class *	21,749
1,314,991	Payden Emerging Markets Local Bond Fund,
	Investor Class *	14,031
2,814,393	Payden High Income Fund, Investor Class *	20,798
Total Investment Company (Cost - $60,239)		62,879
Total (Cost - $660,262) (122%)		676,397
Liabilities in excess of Other Assets (-22%)		(121,561)
Net Assets (100%)		$554,836

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	All or a portion of these securities are on loan. At January 31, 2013, the total market value of the Fund’s securities on loan is $5,518 and the total market value of the collateral held by the Fund is $5,762. Amounts in 000s.
(e)	Security was purchased on a delayed delivery basis.
(f)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(g)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
3/1/2013	Australian Dollar	HSBC Securities	$123
	(Sell 15,715)
2/11/2013	British Pound (Sell 93)	HSBC Securities	2
2/26/2013	Canadian Dollar	RBC Capital	41
	(Buy 8,169)
4/24/2013	Japanese Yen (Sell 489,200)	Barclays	186
2/27/2013	Russian Ruble	HSBC Securities	357
	(Buy 169,900)
3/18/2013	Thailand Baht	Barclays	165
	(Buy 169,400)

			$874

Liabilities:
4/15/2013	Euro (Sell 4,246)	Bank of America	(215)
3/18/2013	Malaysian Ringgit	Barclays	(101)
	(Buy 16,904)
4/30/2013	Mexican Peso (Buy 70,980)	RBS	(5)

			$(321)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3M US LIBOR	(0.82%)	Sep-17	USD	61,500	$332
Barclays	3M US LIBOR	(4.01%)	Dec-40	USD	9,400	(1,955)

						$(1,623)

Payden Corporate Bond Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (80%)
Consumer Cyclical (3%)
45,000	CVS Caremark Corp., 6.13%, 9/15/39	$57
250,000	Iconix Brand Group Inc. 144A,
	2.50%, 6/01/16 (a)	270
200,000	Ltd. Brands Inc., 6.63%, 4/01/21	229
232,000	Macy’s Retail Holdings Inc., 5.90%, 12/01/16	271
130,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.75%, 5/11/17 (a)	137
150,000	PVH Corp., 4.50%, 12/15/22	150
375,000	Walgreen Co., 3.10%, 9/15/22	374
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital
	Corp., 7.88%, 5/01/20 (b)	226
100,000	Yum! Brands Inc., 6.88%, 11/15/37	133
		1,847
Consumer Non-Cyclical (5%)
285,000	AbbVie Inc. 144A, 2.00%, 11/06/18 (a)	286
80,000	Anheuser-Busch InBev Worldwide Inc.,
	8.20%, 1/15/39	128
300,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	312
380,000	Cielo SA / Cielo USA Inc. 144A,
	3.75%, 11/16/22 (a)	367
190,000	Dollar General Corp., 4.13%, 7/15/17	202
300,000	Life Technologies Corp., 6.00%, 3/01/20	332
205,000	Mondelez International Inc., 6.50%, 2/09/40	267
250,000	Mylan Inc. 144A, 6.00%, 11/15/18 (a)	273
130,000	Reynolds American Inc., 3.25%, 11/01/22	129
295,000	Safeway Inc., 3.40%, 12/01/16	308
250,000	Sigma Alimentos SA de CV 144A,
	5.63%, 4/14/18 (a)	285
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	170
360,000	Zoetis Inc. 144A, 3.25%, 2/01/23 (a)	358
		3,417
Energy (6%)
220,000	Duke Energy Corp., 3.05%, 8/15/22	221
135,000	El Paso Pipeline Partners Operating Co LLC,
	4.70%, 11/01/42	129
325,000	Encana Corp., 6.50%, 8/15/34	394
200,000	Gazprom Neft OAO Via GPN Capital SA 144A,
	4.38%, 9/19/22 (a)	202
200,000	Gazprom OAO Via Gaz Capital SA 144A,
	3.85%, 2/06/20 (a)	200
250,000	Gazprom OAO Via Gaz Capital SA,
	7.29%, 8/16/37 (b)(c)	314
335,000	GDF Suez 144A, 2.88%, 10/10/22 (a)	332
310,000	Hutchison Whampoa International 12 II Ltd.
	144A, 3.25%, 11/08/22 (a)	304
190,000	KazMunaiGaz Finance Sub BV,
	9.13%, 7/02/18 (c)	246
210,000	Newmont Mining Corp., 4.88%, 3/15/42	210
135,000	Phillips 66, 2.95%, 5/01/17	142
200,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	199
210,000	TransCanada PipeLines Ltd., 7.63%, 1/15/39	309
325,000	Williams Companies Inc., 3.70%, 1/15/23	321
		3,523
Financial (39%)
200,000	ABN AMRO Bank NV Sales Tax 144A,
	1.38%, 1/22/16 (a)	200

Principal or Shares	Security Description	Value (000)

500,000	Ally Financial Inc., 3.13%, 1/15/16	$505
50,000	American International Group Inc.,
	4.88%, 6/01/22	56
240,000	Banco de Credito del Peru/Panama 144A,
	4.75%, 3/16/16 (a)	256
450,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	451
200,000	Banco do Brasil SA/Cayman 144A,
	6.25%, 12/29/49 (a)	199
200,000	Banco do Brasil SA/Cayman Islands,
	3.88%, 10/10/22	199
250,000	Bancolombia SA, 5.13%, 9/11/22	260
605,000	Bank of America Corp., 1.25%, 1/11/16	602
330,000	Bank of America Corp., 7.63%, 6/01/19	420
200,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	215
225,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	252
252,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	252
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	955
45,000	Blackstone Holdings Finance Co. LLC 144A,
	4.75%, 2/15/23 (a)	48
320,000	Capital One Financial Corp., 3.15%, 7/15/16	340
430,000	Carlyle Holdings Finance LLC 144A,
	3.88%, 2/01/23 (a)	431
110,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	116
100,000	CBQ Finance Ltd. 144A, 7.50%, 11/18/19 (a)	123
250,000	Chubb Corp., 6.38%, 3/29/67	273
90,000	CIT Group Inc., 4.25%, 8/15/17	94
250,000	Citigroup Inc., 5.90%, 12/29/49	255
115,000	Citigroup Inc., 6.00%, 10/31/33	124
500,000	Citigroup Inc., 6.01%, 1/15/15	545
600,000	Citigroup Inc., 6.13%, 8/25/36	669
320,000	Corpbanca SA, 3.13%, 1/15/18	319
300,000	Credit Suisse/New York, 6.00%, 2/15/18	347
400,000	Digital Realty Trust LP, 5.88%, 2/01/20	457
75,000	ERAC USA Finance LLC 144A,
	2.75%, 3/15/17 (a)	78
45,000	ERAC USA Finance LLC 144A,
	3.30%, 10/15/22 (a)	45
250,000	FMR LLC 144A, 4.95%, 2/01/33 (a)	252
400,000	FMR LLC 144A, 6.45%, 11/15/39 (a)	487
200,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	204
500,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	632
370,000	General Electric Capital Corp., 2.10%, 12/11/19	372
455,000	General Electric Capital Corp., 4.65%, 10/17/21	507
230,000	General Electric Capital Corp., 5.88%, 1/14/38	270
100,000	General Electric Capital Corp., 6.25%, 12/15/49	110
315,000	General Electric Capital Corp., 6.38%, 11/15/67	332
205,000	General Motors Financial Co. Inc. 144A,
	4.75%, 8/15/17 (a)	214
800,000	Goldman Sachs Group Inc., 2.38%, 1/22/18	803
345,000	HSBC USA Inc., 5.00%, 9/27/20	374
170,000	Hyundai Capital America 144A,
	2.13%, 10/02/17 (a)	170
200,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	203
440,000	International Lease Finance Corp. 144A,
	6.50%, 9/01/14 (a)	472

19	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

230,000	JPMorgan Chase & Co., 1.20%, 1/25/18	$231
355,000	JPMorgan Chase & Co., 4.35%, 8/15/21	389
325,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	318
250,000	Lloyds TSB Bank PLC 144A, 6.50%, 9/14/20 (a)	278
230,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	257
105,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	127
505,000	MetLife Inc., 6.40%, 12/15/36	549
50,000	MetLife Inc., 10.75%, 8/01/39	77
575,000	Morgan Stanley, 4.88%, 11/01/22	590
300,000	Morgan Stanley, 6.00%, 5/13/14	318
200,000	MPT Operating Partnership LP, 6.88%, 5/01/21	221
280,000	National Rural Utilities Cooperative Finance
	Corp., 8.00%, 3/01/32	417
350,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (a)	510
250,000	Pemex Project Funding Master Trust,
	6.63%, 6/15/35	303
260,000	People’s United Financial Inc., 3.65%, 12/06/22	263
525,000	Prudential Financial Inc., 5.63%, 6/15/43	544
200,000	Prudential Financial Inc., 5.88%, 9/15/42	211
250,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	254
240,000	Sberbank of Russia Via SB Capital SA 144A,
	5.13%, 10/29/22 (a)(b)	242
685,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	680
405,000	SLM Corp., 3.88%, 9/10/15	422
525,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)	518
475,000	Swiss Re Treasury US Corp. 144A,
	4.25%, 12/06/42 (a)	464
490,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.90%, 3/22/23 (a)	491
280,000	Vornado Realty LP, 4.25%, 4/01/15	296
240,000	Wachovia Capital Trust III, 5.57%, 3/29/49	240
165,000	Westpac Banking Corp., 4.88%, 11/19/19	194
210,000	Woodside Finance Ltd. 144A,
	4.50%, 11/10/14 (a)	222
175,000	Xstrata Finance Canada Ltd. 144A,
	4.00%, 10/25/22 (a)	175
		24,289
Healthcare (6%)
600,000	Amgen Inc., 3.63%, 5/15/22	636
550,000	Celgene Corp., 3.25%, 8/15/22	549
180,000	Dignity Health, 3.13%, 11/01/22	177
400,000	Express Scripts Holding Co., 2.65%, 2/15/17	415
735,000	Health Care REIT Inc., 4.13%, 4/01/19	795
150,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	155
410,000	Memorial Sloan-Kettering Cancer Center,
	4.13%, 7/01/52	392
200,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (a)	213
400,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	434
		3,766
Industrial (6%)
150,000	Automotores Gildemeister SA 144A,
	8.25%, 5/24/21 (a)	168

Principal or Shares	Security Description	Value (000)

440,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	$446
120,000	Embraer Overseas Ltd., 6.38%, 1/15/20	142
450,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	490
450,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	467
250,000	Kennametal Inc., 2.65%, 11/01/19	250
125,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.38%, 3/15/18 (a)	128
420,000	Ryder System Inc., 3.50%, 6/01/17	445
465,000	Smiths Group PLC 144A, 3.63%, 10/12/22 (a)	455
120,000	Teck Resources Ltd., 5.40%, 2/01/43	122
300,000	Textron Inc., 5.60%, 12/01/17	338
		3,451
Material (1%)
250,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	254
155,000	Dow Chemical Co., 9.40%, 5/15/39	246
280,000	Freeport-McMoRan Copper & Gold Inc.,
	3.55%, 3/01/22	273
85,000	Owens Corning, 4.20%, 12/15/22	86
		859
Technology (3%)
200,000	Autodesk Inc., 3.60%, 12/15/22	200
375,000	Dun & Bradstreet Corp., 3.25%, 12/01/17	385
450,000	Hewlett-Packard Co., 2.60%, 9/15/17 (b)	441
55,000	Intel Corp., 4.80%, 10/01/41	58
275,000	NetApp Inc., 3.25%, 12/15/22	268
200,000	Seagate Technology HDD Holdings,
	6.80%, 10/01/16	226
390,000	Symantec Corp., 4.20%, 9/15/20	409
		1,987
Telecommunication (9%)
250,000	AMC Networks Inc., 4.75%, 12/15/22	251
270,000	American Tower Corp., 3.50%, 1/31/23	264
300,000	American Tower Corp., 4.63%, 4/01/15	322
250,000	AT&T Inc., 6.55%, 2/15/39	316
310,000	Baidu Inc., 3.50%, 11/28/22	303
255,000	CC Holdings GS V LLC 144A,
	3.85%, 4/15/23 (a)	255
90,000	CenturyLink Inc., 5.80%, 3/15/22	94
250,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)	252
255,000	Comcast Corp., 4.25%, 1/15/33	249
100,000	Comcast Corp., 6.40%, 5/15/38	123
300,000	Discovery Communications LLC,
	6.35%, 6/01/40	361
250,000	IAC/InterActiveCorp 144A, 4.75%, 12/15/22 (a)	249
350,000	NBCUniversal Media LLC, 4.38%, 4/01/21	386
160,000	NBCUniversal Media LLC, 6.40%, 4/30/40	198
175,000	News America Inc., 9.50%, 7/15/24	252
200,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (a)	201
225,000	Telecom Italia Capital SA, 5.25%, 11/15/13	232
60,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	67
160,000	Time Warner Cable Inc., 4.50%, 9/15/42	149
100,000	Time Warner Entertainment Co. LP,
	8.38%, 7/15/33	142
400,000	Time Warner Inc., 7.63%, 4/15/31	543

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	$292
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18	239
70,000	Vivendi SA 144A, 4.75%, 4/12/22 (a)	72
		5,812
Utility (2%)
210,000	Abu Dhabi National Energy Co. 144A, 2.50%, 1/12/18 (a)(b)	210
200,000	Ameren Energy Generating Co., 7.95%, 6/01/32	122
195,000	Electricite de France SA 144A, 5.25%, 12/29/49	191
250,000	MidAmerican Energy Holdings Co., 6.13%, 4/01/36	312
180,000	Petrobras International Finance Co., 5.38%, 1/27/21	198
225,000	Sempra Energy, 9.80%, 2/15/19	317
		1,350
Total Corporate Bond (Cost - $47,837)		50,301
U.S. Treasury (7%)
100,000	U.S. Treasury Bill, 0.14%, 7/11/13 (d)(e)	100
4,200,000	U.S. Treasury Note, 0.63%, 9/30/17	4,166
Total U.S. Treasury (Cost - $4,262)		4,266
Preferred Stock (2%)
12,700	Alexandria Real Estate Equities Inc.	339
10,000	Allstate Corp.	255
9,000	Public Storage	236
5,000	United Technologies Corp.	285
10,400	Vornado Realty Trust	258
Total Preferred Stock (Cost - $1,324)		1,373
Investment Company (6%)
2,636,811	Payden Cash Reserves Money Market Fund *	2,637
114,943	Payden High Income Fund, Investor Class *	849
Total Investment Company (Cost - $3,437)		3,486
Total (Cost - $56,860) (95%)		59,426
Other Assets, net of Liabilities (5%)		3,386
Net Assets (100%)		$62,812

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2013, the total market value of the Fund’s securities on loan is $1,431 and the total market value of the collateral held by the Fund is $1,493. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(e)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
3/1/2013	Australian Dollar (Sell 756)	HSBC Securities	$6

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Depreciation (000s)
6	U.S. Ultra Long Bond Future	Mar-13	$939	$(15)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3M US LIBOR	(0.82%)	Sep-17	USD	4,200	$23
Barclays	3M US LIBOR	(1.68%)	Dec-22	USD	2,000	67

						$90

21	Payden Mutual Funds

Payden High Income Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (97%)
Consumer Cyclical (13%)
2,000,000	99 Cents Only Stores, 11.00%, 12/15/19	$2,303
4,555,000	AMC Entertainment Inc., 8.75%, 6/01/19	5,056
5,250,000	Boyd Gaming Corp., 9.13%, 12/01/18 (a)	5,486
1,000,000	Caesars Entertainment Operating Co. Inc., 8.50%, 2/15/20	1,008
2,650,000	Caesars Entertainment Operating Co. Inc., 11.25%, 6/01/17	2,849
4,000,000	Cedar Fair LP, 9.13%, 8/01/18	4,500
5,600,000	Chrysler Group LLC / CG Co-Issuer Inc., 8.00%, 6/15/19 (a)	6,160
4,000,000	CityCenter Holdings LLC, 7.63%, 1/15/16	4,335
3,800,000	ClubCorp Club Operations Inc., 10.00%, 12/01/18	4,256
3,130,000	Constellation Brands Inc., 7.25%, 9/01/16	3,600
1,145,000	Constellation Brands Inc., 7.25%, 5/15/17	1,327
5,500,000	Dana Holding Corp., 6.50%, 2/15/19	5,912
3,700,000	DineEquity Inc., 9.50%, 10/30/18	4,227
3,435,000	Easton-Bell Sports Inc., 9.75%, 12/01/16	3,710
4,110,000	Elizabeth Arden Inc., 7.38%, 3/15/21	4,593
1,396,000	Hanesbrands Inc., 8.00%, 12/15/16	1,527
4,500,000	Hertz Corp., 6.75%, 4/15/19	4,905
5,505,000	Host Hotels & Resorts LP, 5.88%, 6/15/19 (a)	6,007
2,165,000	Jarden Corp., 7.50%, 5/01/17	2,455
2,000,000	Jo-Ann Stores Inc. 144A, 8.13%, 3/15/19 (a)(b)	2,070
3,440,000	Lennar Corp., 5.60%, 5/31/15	3,698
1,000,000	Levi Strauss & Co., 6.88%, 5/01/22	1,093
4,150,000	Levi Strauss & Co., 7.63%, 5/15/20 (a)	4,544
2,500,000	Ltd. Brands Inc., 6.63%, 4/01/21	2,856
3,500,000	Ltd. Brands Inc., 6.90%, 7/15/17	4,051
5,200,000	MGM Resorts International, 8.63%, 2/01/19	5,954
5,000,000	NBTY Inc., 9.00%, 10/01/18	5,713
3,385,000	Party City Holdings Inc. 144A, 8.88%, 8/01/20 (b)	3,673
4,500,000	PVH Corp., 7.38%, 5/15/20	5,113
3,170,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	3,360
4,050,000	Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	4,313
2,000,000	Sonic Automotive Inc., 9.00%, 3/15/18	2,205
4,264,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	4,626
4,325,000	Susser Holdings LLC, 8.50%, 5/15/16	4,595
4,500,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (b)	5,018
2,860,000	Toys R Us Property Co. II LLC, 8.50%, 12/01/17	3,024
2,640,000	United Air Lines Inc. 144A, 9.88%, 8/01/13 (b)	2,640
3,790,000	Visteon Corp., 6.75%, 4/15/19 (a)	4,074
4,300,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.88%, 5/01/20	4,870
		151,706
Consumer Non-Cyclical (9%)
2,130,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (b)	2,231
7,855,000	Alliance One International Inc., 10.00%, 7/15/16	8,385
8,610,000	ARAMARK Corp., 8.50%, 2/01/15	8,675

Principal or Shares	Security Description	Value (000)

2,336,000	B&G Foods Inc., 7.63%, 1/15/18	$2,532
2,790,000	C&S Group Enterprises LLC 144A, 8.38%, 5/01/17 (b)	2,978
4,365,000	Central Garden and Pet Co., 8.25%, 3/01/18	4,556
2,000,000	Corrections Corp. of America, 7.75%, 6/01/17	2,117
2,000,000	Cott Beverages Inc., 8.13%, 9/01/18	2,215
1,400,000	Dean Foods Co., 3.55%, 4/02/17	1,402
4,815,000	Dean Foods Co., 7.00%, 6/01/16 (a)	5,369
2,760,000	Ingles Markets Inc., 8.88%, 5/15/17	2,936
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	2,376
3,280,000	JBS SA 144A, 10.50%, 8/04/16 (a)(b)	3,690
4,450,000	Libbey Glass Inc., 6.88%, 5/15/20	4,812
2,640,000	Mead Products LLC / ACCO Brands Corp. 144A, 6.75%, 4/30/20 (a)(b)	2,818
4,400,000	Michael Foods Inc., 9.75%, 7/15/18	4,906
3,950,000	Minerva Luxembourg SA 144A, 7.75%, 1/31/23 (b)	4,059
4,260,000	Mylan Inc. 144A, 6.00%, 11/15/18 (b)	4,653
1,295,000	New Albertsons Inc., 8.00%, 5/01/31	906
4,500,000	Reynolds Group Issuer Inc., 9.00%, 4/15/19	4,770
3,250,000	Reynolds Group Issuer Inc., 9.88%, 8/15/19	3,559
1,150,000	RR Donnelley & Sons Co., 7.25%, 5/15/18 (a)	1,138
4,325,000	Stater Bros Holdings Inc., 7.38%, 11/15/18	4,687
4,115,000	SUPERVALU Inc., 7.50%, 11/15/14 (a)	4,151
1,980,000	SUPERVALU Inc., 8.00%, 5/01/16	1,985
3,500,000	United Rentals North America Inc., 7.63%, 4/15/22	3,920
4,500,000	United Rentals North America Inc., 9.25%, 12/15/19	5,186
		101,012
Energy (18%)
3,975,000	Access Midstream Partners LP / ACMP Finance Corp., 6.13%, 7/15/22	4,243
2,585,000	AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22	2,844
1,193,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.50%, 5/20/21	1,282
3,250,000	Atlas Pipeline Partners LP 144A, 6.63%, 10/01/20 (b)	3,429
1,055,000	Atlas Pipeline Partners LP 144A, 6.63%, 10/01/20 (b)	1,124
4,000,000	BreitBurn Energy Partners LP, 8.63%, 10/15/20	4,410
9,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21 (a)	9,675
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17 (a)	360
1,000,000	Chesapeake Energy Corp., 6.88%, 11/15/20	1,105
4,900,000	Cimarex Energy Co., 5.88%, 5/01/22	5,268
4,235,000	Concho Resources Inc., 5.50%, 4/01/23	4,489
3,915,000	CONSOL Energy Inc., 8.00%, 4/01/17	4,248
4,750,000	Copano Energy LLC / Copano Energy Finance Corp., 7.13%, 4/01/21	5,474
4,500,000	CVR Refining LLC / Coffeyville Finance Inc. 144A, 6.50%, 11/01/22 (b)	4,556
5,150,000	Denbury Resources Inc., 4.63%, 7/15/23	5,053
3,000,000	Denbury Resources Inc., 9.75%, 3/01/16	3,167
1,920,000	El Paso Corp., 6.50%, 9/15/20	2,157
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,399
1,360,000	Encore Acquisition Co., 9.50%, 5/01/16	1,455

22

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

5,450,000	Energy Transfer Equity LP, 7.50%, 10/15/20	$6,308
5,200,000	EP Energy LLC / EP Energy Finance Inc.,
	9.38%, 5/01/20	5,850
4,855,000	EXCO Resources Inc., 7.50%, 9/15/18	4,624
5,530,000	Forest Oil Corp., 7.25%, 6/15/19 (a)	5,571
4,700,000	Laredo Petroleum Inc., 7.38%, 5/01/22	5,111
5,000,000	Linn Energy LLC 144A, 6.25%, 11/01/19 (b)	5,013
3,000,000	Linn Energy LLC, 7.75%, 2/01/21	3,225
2,000,000	Linn Energy LLC, 8.63%, 4/15/20	2,215
5,050,000	MarkWest Energy Partners LP, 6.25%, 6/15/22	5,505
3,350,000	Newfield Exploration Co., 5.63%, 7/01/24	3,610
1,000,000	Newfield Exploration Co., 6.88%, 2/01/20	1,086
5,500,000	NGPL PipeCo LLC 144A,
	7.12%, 12/15/17 (a)(b)	6,022
3,800,000	Niska Gas Storage, 8.88%, 3/15/18	3,981
4,000,000	OGX Petroleo e Gas Participacoes SA 144A,
	8.50%, 6/01/18 (b)	3,750
6,000,000	Peabody Energy Corp., 6.25%, 11/15/21	6,300
5,700,000	PetroBakken Energy Ltd. 144A,
	8.63%, 2/01/20 (b)	5,843
3,000,000	Plains Exploration & Production Co.,
	6.63%, 5/01/21	3,334
2,450,000	Plains Exploration & Production Co.,
	6.75%, 2/01/22	2,772
2,500,000	Plains Exploration & Production Co.,
	6.88%, 2/15/23	2,872
4,300,000	Puget Energy Inc., 6.00%, 9/01/21	4,837
3,000,000	Sabine Pass Liquefaction LLC 144A,
	5.63%, 2/01/21 (b)	3,015
4,300,000	Sabine Pass LNG LP, 7.50%, 11/30/16	4,794
5,000,000	Samson Investment Co. 144A,
	9.75%, 2/15/20 (b)	5,344
2,350,000	SandRidge Energy Inc., 7.50%, 3/15/21	2,503
3,200,000	SandRidge Energy Inc., 8.75%, 1/15/20	3,488
4,600,000	SESI LLC, 7.13%, 12/15/21	5,140
2,060,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (b)	2,055
5,500,000	SM Energy Co., 6.50%, 1/01/23	5,885
3,000,000	Targa Resources Partners LP, 6.88%, 2/01/21	3,300
3,000,000	Tesoro Corp., 5.38%, 10/01/22	3,135
4,475,000	Vanguard Natural Resources LLC / VNR Finance
	Corp., 7.88%, 4/01/20	4,732
5,000,000	Whiting Petroleum Corp., 6.50%, 10/01/18	5,388
5,075,000	WPX Energy Inc., 6.00%, 1/15/22	5,481
		207,827
Financial (15%)
3,000,000	AerCap Aviation Solutions BV,
	6.38%, 5/30/17 (a)	3,195
5,200,000	Aircastle Ltd., 6.25%, 12/01/19	5,642
4,220,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC
	144A, 7.75%, 4/28/21 (b)	4,887
1,810,000	Ally Financial Inc., 7.50%, 12/31/13	1,905
13,500,000	Ally Financial Inc., 7.50%, 9/15/20	16,284
4,000,000	Ally Financial Inc., 8.00%, 3/15/20	4,925
4,700,000	Banco do Brasil SA/Cayman 144A,
	6.25%, 12/29/49 (b)	4,676
5,270,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (b)	5,652
3,000,000	CIT Group Inc., 4.25%, 8/15/17	3,120
4,000,000	CIT Group Inc., 5.25%, 3/15/18	4,300
11,600,000	CIT Group Inc., 5.38%, 5/15/20	12,644

Principal or Shares	Security Description	Value (000)

4,700,000	Citigroup Inc., 5.95%, 12/29/49	$4,753
4,325,000	CNO Financial Group Inc. 144A,
	6.38%, 10/01/20 (b)	4,606
5,040,000	General Motors Financial Co. Inc. 144A,
	4.75%, 8/15/17 (b)	5,273
2,900,000	Halyk Savings Bank of Kazakhstan JSC 144A,
	7.25%, 1/28/21 (b)	3,234
3,500,000	Hartford Financial Services Group Inc.,
	8.13%, 6/15/38	4,069
4,100,000	Icahn Enterprises LP, 7.75%, 1/15/16	4,264
4,000,000	ICICI Bank Ltd. 144A, 6.38%, 4/30/22 (b)	4,160
4,500,000	Interactive Data Corp., 10.25%, 8/01/18	5,108
3,230,000	Intercorp Retail Trust 144A,
	8.88%, 11/14/18 (b)	3,747
5,350,000	International Lease Finance Corp.,
	5.65%, 6/01/14	5,624
3,600,000	International Lease Finance Corp.,
	5.75%, 5/15/16	3,891
8,500,000	International Lease Finance Corp.,
	8.25%, 12/15/20	10,434
1,650,000	International Lease Finance Corp.,
	8.63%, 9/15/15	1,881
4,000,000	Lennar Corp. 144A, 4.75%, 11/15/22 (b)	3,930
5,650,000	Lloyds TSB Bank PLC 144A, 6.50%, 9/14/20 (b)	6,282
5,000,000	MMI International Ltd. 144A,
	8.00%, 3/01/17 (b)	5,175
2,450,000	Morgan Stanley, 4.88%, 11/01/22	2,516
5,300,000	MPT Operating Partnership LP, 6.88%, 5/01/21	5,843
3,500,000	Nationstar Mortgage LLC / Nationstar Capital
	Corp. 144A, 7.88%, 10/01/20 (b)	3,832
4,000,000	Neuberger Berman Group LLC 144A,
	5.88%, 3/15/22 (b)	4,260
3,750,000	UBS AG/Stamford CT, 7.63%, 8/17/22	4,127
3,000,000	XL Group PLC, 6.50%, 12/29/49	2,899
		167,138
Healthcare (7%)
1,000,000	Apria Healthcare Group Inc.,
	12.38%, 11/01/14 (a)	994
2,834,000	Bausch & Lomb Inc., 9.88%, 11/01/15	2,933
6,800,000	Biomet Inc. 144A, 6.50%, 8/01/20 (b)	7,166
2,000,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19	2,205
4,000,000	DaVita HealthCare Partners Inc.,
	5.75%, 8/15/22	4,220
4,000,000	Emdeon Inc., 11.00%, 12/31/19	4,620
5,000,000	Hanger Orthopedic Group Inc.,
	7.13%, 11/15/18	5,400
2,285,000	HCA Inc., 3.56%, 5/01/18	2,308
4,000,000	HCA Inc., 5.88%, 5/01/23	4,180
4,750,000	HCA Inc., 6.50%, 2/15/20	5,296
1,000,000	HCA Inc., 7.25%, 9/15/20	1,112
4,950,000	HCA Inc., 7.50%, 2/15/22	5,730
2,040,000	HCA Inc., 7.50%, 11/06/33 (a)	2,081
1,000,000	HCA Inc., 7.88%, 2/15/20	1,111
450,000	HealthSouth Corp., 7.25%, 10/01/18	490

23	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,000,000	Kinetic Concepts Inc. 144A,
	10.50%, 11/01/18 (b)	$4,300
4,000,000	Sky Growth Acquisition Corp. 144A,
	7.38%, 10/15/20 (b)	4,100
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,090
5,000,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (b)	5,325
2,500,000	Vanguard Health Holding Co. LLC,
	8.00%, 2/01/18	2,662
2,000,000	VPI Escrow Corp. 144A, 6.38%, 10/15/20 (b)	2,085
6,300,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	6,836
		76,244
Industrial (10%)
4,110,000	AK Steel Corp., 7.63%, 5/15/20 (a)	3,750
4,000,000	Amsted Industries Inc. 144A, 8.13%, 3/15/18 (b)	4,290
5,200,000	Arch Coal Inc., 7.00%, 6/15/19 (a)	4,719
4,400,000	Automotores Gildemeister SA 144A,
	8.25%, 5/24/21 (b)	4,928
2,400,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (b)	2,433
4,000,000	Belden Inc. 144A, 5.50%, 9/01/22 (b)	4,140
2,210,000	Berry Plastics Corp., 8.25%, 11/15/15	2,315
4,550,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (a)(b)	4,618
1,600,000	Bombardier Inc. 144A, 6.13%, 1/15/23 (b)	1,636
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (b)	2,275
4,600,000	Case New Holland Inc., 7.88%, 12/01/17	5,462
5,000,000	CHC Helicopter SA, 9.25%, 10/15/20	5,375
1,000,000	Continental Rubber of America Corp. 144A,
	4.50%, 9/15/19 (a)(b)	1,030
5,000,000	Crown Americas LLC / Crown Americas Capital
	Corp. IV 144A, 4.50%, 1/15/23 (b)	4,950
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,450
1,500,000	Goodyear Tire & Rubber Co., 0.00%, 4/30/19	1,523
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22 (a)	4,310
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24	3,041
3,080,000	Iron Mountain Inc., 7.75%, 10/01/19	3,465
3,800,000	Kansas City Southern de Mexico SA de CV,
	8.00%, 2/01/18	4,199
4,050,000	Lear Corp., 8.13%, 3/15/20	4,546
4,070,000	Manitowoc Co. Inc., 5.88%, 10/15/22 (a)	4,121
3,455,000	Masco Corp., 6.13%, 10/03/16	3,874
5,560,000	Mobile Mini Inc., 7.88%, 12/01/20	6,172
3,140,000	Navios Maritime Holdings Inc.,
	8.88%, 11/01/17	3,116
3,131,000	Navistar International Corp.,
	8.25%, 11/01/21 (a)	3,092
4,950,000	Swift Services Holdings Inc.,
	10.00%, 11/15/18 (a)	5,612
4,650,000	Texas Industries Inc., 9.25%, 8/15/20 (a)	5,162
3,510,000	TransDigm Inc., 7.75%, 12/15/18	3,918
4,000,000	Trinseo Materials Operating SCA / Trinseo
	Materials Finance Inc. 144A, 8.75%, 2/01/19 (b)	3,970
3,045,000	Triumph Group Inc., 8.63%, 7/15/18	3,380
		118,872
Material (5%)
3,500,000	Boise Paper Holdings LLC, 8.00%, 4/01/20	3,894
4,500,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (b)	4,753
3,700,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.88%, 2/01/18 (a)(b)	3,853

Principal or Shares	Security Description	Value (000)

3,000,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.88%, 4/01/22 (a)(b)	$3,116
3,000,000	FMG Resources August 2006 Pty Ltd. 144A,
	8.25%, 11/01/19 (a)(b)	3,232
3,700,000	Hexion US Finance Corp. / Hexion Nova Scotia
	Finance ULC, 8.88%, 2/01/18 (a)	3,756
4,900,000	Huntsman International LLC, 8.63%, 3/15/21	5,635
3,000,000	Ineos Finance PLC 144A, 7.50%, 5/01/20 (b)	3,248
1,400,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (b)	1,538
2,000,000	LyondellBasell Industries NV, 5.75%, 4/15/24	2,325
2,930,000	NOVA Chemicals Corp., 8.38%, 11/01/16	3,208
2,000,000	PolyOne Corp., 7.38%, 9/15/20	2,230
1,000,000	Schaeffler Finance BV 144A, 8.50%, 2/15/19 (b)	1,139
5,100,000	Tronox Finance LLC 144A, 6.38%, 8/15/20 (b)	5,145
4,080,000	U.S. Steel Corp., 7.38%, 4/01/20 (a)	4,355
3,250,000	Weyerhaeuser Co., 7.38%, 10/01/19	4,001
		55,428
Technology (2%)
4,970,000	Equinix Inc., 8.13%, 3/01/18	5,473
2,300,000	Fidelity National Information Services Inc.,
	7.63%, 7/15/17	2,496
800,000	First Data Corp. 144A, 6.75%, 11/01/20 (b)	826
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (b)	2,509
542,000	First Data Corp., 9.88%, 9/24/15 (a)	558
2,424,000	First Data Corp., 12.63%, 1/15/21	2,594
5,485,000	Seagate Technology HDD Holdings,
	6.80%, 10/01/16	6,198
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,745
		24,399
Telecommunication (15%)
2,500,000	Cablevision Systems Corp., 7.75%, 4/15/18	2,819
1,655,000	Cablevision Systems Corp., 8.63%, 9/15/17	1,949
3,050,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 5.13%, 2/15/23	3,020
3,300,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 6.50%, 4/30/21	3,547
1,000,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 7.38%, 6/01/20	1,117
7,750,000	CenturyLink Inc., 5.80%, 3/15/22	8,124
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,469
3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18	3,964
3,465,000	Clear Channel Worldwide Holdings Inc. 144A,
	6.50%, 11/15/22 (b)	3,708
1,285,000	Clear Channel Worldwide Holdings Inc. 144A,
	6.50%, 11/15/22 (b)	1,362
5,000,000	CommScope Inc. 144A, 8.25%, 1/15/19 (b)	5,487
3,330,000	CSC Holdings LLC, 7.88%, 2/15/18	3,896
3,490,000	CSC Holdings LLC, 8.63%, 2/15/19	4,214
2,750,000	DISH DBS Corp. 144A, 5.00%, 3/15/23 (b)	2,729
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,871
4,750,000	DISH DBS Corp., 6.75%, 6/01/21	5,344
2,870,000	Entravision Communications Corp.,
	8.75%, 8/01/17	3,135
3,550,000	Frontier Communications Corp.,
	7.13%, 1/15/23 (a)	3,785
2,000,000	Frontier Communications Corp.,
	8.13%, 10/01/18	2,325

24

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

2,100,000	Frontier Communications Corp.,
	8.25%, 4/15/17	$2,441
4,500,000	IAC/InterActiveCorp 144A, 4.75%, 12/15/22 (b)	4,489
12,150,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	13,046
3,875,000	Lamar Media Corp., 7.88%, 4/15/18 (a)	4,267
4,000,000	Liberty Mutual Group Inc. 144A,
	7.80%, 3/15/37 (b)	4,560
3,000,000	Mediacom LLC, 9.13%, 8/15/19	3,345
5,000,000	MetroPCS Wireless Inc., 7.88%, 9/01/18 (a)	5,438
1,500,000	Pacnet Ltd. 144A, 9.25%, 11/09/15 (b)	1,579
4,320,000	SBA Communications Corp. 144A,
	5.63%, 10/01/19 (b)	4,552
4,700,000	Sinclair Television Group Inc. 144A,
	6.13%, 10/01/22 (b)	5,041
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,248
14,000,000	Sprint Capital Corp., 6.90%, 5/01/19	15,295
3,030,000	Sprint Nextel Corp., 6.00%, 12/01/16	3,280
2,200,000	Sprint Nextel Corp., 6.00%, 11/15/22	2,222
4,400,000	TW telecom holdings Inc., 8.00%, 3/01/18	4,829
5,600,000	UPCB Finance III Ltd. 144A, 6.63%, 7/01/20 (b)	6,006
3,000,000	Vimpel Communications Via VIP Finance Ireland
	Ltd. OJSC, 9.13%, 4/30/18 (a)(c)	3,578
3,000,000	Virgin Media Finance PLC, 4.88%, 2/15/22	3,008
2,540,000	Windstream Corp. 144A, 6.38%, 8/01/23 (b)	2,559
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,404
2,850,000	Windstream Corp., 7.50%, 6/01/22	3,099
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,825
		168,976
Utility (3%)
2,490,000	AES Corp., 7.38%, 7/01/21	2,789
4,775,000	AES Corp., 8.00%, 10/15/17	5,539
1,170,000	AES Corp., 8.00%, 6/01/20	1,351

Principal or Shares	Security Description	Value (000)

3,330,000	Calpine Corp. 144A, 7.25%, 10/15/17 (b)	$3,546
1,620,000	Calpine Corp. 144A, 7.88%, 7/31/20 (b)	1,794
3,700,000	GenOn Energy Inc., 9.88%, 10/15/20	4,274
2,025,000	InterGen NV 144A, 9.00%, 6/30/17 (b)	1,893
5,500,000	MEG Energy Corp. 144A, 6.38%, 1/30/23 (b)	5,761
4,000,000	NRG Energy Inc., 7.63%, 5/15/19	4,300
3,170,000	NRG Energy Inc., 8.50%, 6/15/19	3,527
		34,774
Total Corporate Bond (Cost - $1,023,496)		1,106,376
Investment Company (8%)
99,279,063	Payden Cash Reserves Money Market Fund *
	(Cost - $99,279)	99,279
Total (Cost - $1,122,775) (105%)		1,205,655
Liabilities in excess of Other Assets (-5%)		(61,704)
Net Assets (100%)		$1,143,951

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At January 31, 2013, the total market value of the Fund’s securities on loan is $75,764 and the total market value of the collateral held by the Fund is $78,969. Amounts in 000s.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

25	Payden Mutual Funds

Payden Tax Exempt Bond Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (18%)
200,000	California State, 5.00%, 4/01/20	$236
250,000	California State, 5.00%, 11/01/20 NATL-RE (a)	293
150,000	California State, 5.25%, 4/01/35	177
250,000	California State, 5.50%, 8/01/21	303
150,000	City of Columbus OH, 5.00%, 7/01/18	182
370,000	City of New York NY, 5.00%, 6/01/22	418
5,000	County of Prince George’s MD, 5.50%, 5/15/13
	AGM (a)	5
250,000	JobsOhio Beverage System, 5.00%, 1/01/20	305
100,000	San Jose, CA Evergreen Community College
	District, 0.00%, 9/01/19 AMBAC (a)	82
200,000	Texas State, 4.00%, 8/01/20	236
Total General Obligation (Cost - $2,124)		2,237
Revenue (80%)
Airport/Port (6%)
200,000	Dallas/Fort Worth TX, International Airport,
	5.00%, 11/01/23	234
180,000	Los Angeles, CA Harbor Department,
	5.00%, 8/01/19	223
260,000	San Francisco, CA City & County Airports
	Commission, 5.00%, 5/01/22	316
		773
Electric & Gas (9%)
15,000	Guam Power Authority, 5.00%, 10/01/21
	AGM (a)	17
150,000	Indiana Municipal Power Agency,
	5.00%, 1/01/22	180
300,000	Intermountain Power Agency UT,
	5.00%, 7/01/17 AMBAC (a)	345
150,000	Lower Colorado River Authority,
	5.00%, 5/15/19	180
200,000	Modesto, CA Irrigation District, 5.00%, 7/01/21	245
125,000	Nebraska Public Power District, 5.00%, 1/01/20
	AGM (a)	144
		1,111
Healthcare (7%)
120,000	California Health Facilities Financing Authority,
	1.45%, 8/15/33	121
125,000	City of Rochester MN, 4.00%, 11/15/38	144
140,000	Knox County, TN Health Educational &
	Housing Facilities Board, 5.00%, 1/01/22	164
250,000	Michigan State Hospital Finance Authority,
	2.00%, 11/15/47	257
100,000	Monroeville, PA Finance Authority,
	5.00%, 2/15/21	120
		806
Housing (2%)
200,000	Virginia Housing Development Authority,
	1.75%, 4/01/20	200
Income Tax (3%)
200,000	New York State Dormitory Authority,
	5.00%, 3/15/20	242
125,000	New York State Dormitory Authority,
	5.00%, 2/15/21	153
		395

Principal or Shares	Security Description	Value (000)

Industrial (0%)
50,000	Parish of St. Charles LA, 4.00%, 12/01/40	$55
Industrial Development/Pollution Control (6%)
60,000	Beaver County, PA Industrial Development
	Authority, 2.70%, 4/01/35	61
50,000	California Statewide Communities Development
	Authority, 4.10%, 4/01/28 XLCA (a)	51
200,000	County of Oconee SC, 3.60%, 2/01/17	215
415,000	Golden State Tobacco Securitization Corp.,
	5.00%, 6/01/17	416
		743
Lease (17%)
150,000	California State Public Works Board,
	5.00%, 9/01/36	166
250,000	Kentucky Asset Liability Commission,
	5.25%, 9/01/18 NATL-RE (a)	303
200,000	Kentucky State Property & Building
	Commission, 4.00%, 11/01/19 AGM (a)	228
300,000	Laurens County, SC School District,
	5.25%, 12/01/22	327
100,000	Los Angeles, CA Municipal Improvement Corp.,
	5.00%, 3/01/24	115
150,000	Miami-Dade County, FL School Board,
	4.00%, 5/01/17 AGM (a)	165
190,000	New York State Urban Development Corp.,
	5.25%, 1/01/21	226
75,000	New York State Urban Development Corp.,
	5.25%, 1/01/23	88
200,000	Oregon State Department of Administrative
	Services, 5.00%, 11/01/15	223
200,000	Perry Township, IN Multi School Building
	Corp., 4.00%, 7/15/24	216
		2,057
Miscellaneous (5%)
315,000	Harris County, TX Cultural Education Facilities
	Finance Corp., 4.00%, 11/15/21	348
300,000	New Mexico Educational Assistance Foundation,
	4.00%, 9/01/17	330
		678
Pollution Control (2%)
200,000	Mobile, AL Industrial Development Board,
	1.65%, 6/01/34	202
Pre-Refunded (0%)
10,000	California State Department of Water Resources,
	5.00%, 12/01/16 NATL-RE (a)	11
5,000	Georgia State, 5.00%, 3/01/13	5
		16
Recreational (0%)
50,000	California Infrastructure & Economic
	Development Bank, 5.00%, 7/01/16	55
Resource Recovery (2%)
200,000	South Bayside, CA Waste Management
	Authority, 5.25%, 9/01/24	220

26

Payden Tax Exempt Bond Fund continued

Principal or Shares	Security Description	Value (000)

Revenue Note (3%)
110,000	Burke County, GA Development Authority,
	1.75%, 12/01/49	$112
250,000	St. Michael-Albertville, MN Independent School
	District No 885, 5.00%, 2/01/18 NATL-RE (a)	281
		393
Sales Tax (4%)
110,000	Arizona Transportation Board, 5.00%, 7/01/25	133
300,000	Bay Area, CA Governments Association,
	5.00%, 8/01/17 NATL-RE FGIC (a)	318
		451
Tax Allocation (1%)
115,000	Riverside County, CA Economic Development
	Agency, 7.25%, 12/01/40	134
Transportation (5%)
150,000	New Jersey Transportation Trust Fund Authority,
	5.00%, 6/15/23	178
120,000	North Texas Tollway Authority, 5.00%, 1/01/20	142
125,000	Sonoma-Marin, CA Area Rail Transit District,
	5.00%, 3/01/25	151
100,000	Texas State Transportation Commission,
	5.00%, 4/01/18	118
		589
University (5%)
205,000	California State University, 5.00%, 11/01/26	237
250,000	New York State Dormitory Authority,
	4.00%, 5/15/20	288
125,000	New York State Dormitory Authority,
	5.00%, 7/01/25	152
		677

Principal or Shares	Security Description	Value (000)

Water & Sewer (3%)
150,000	City of Philadelphia PA Water & Sewer Revenue,
	5.00%, 11/01/18	$178
150,000	New York State Environmental Facilities Corp.,
	5.00%, 11/15/14	161
		339
Total Revenue (Cost - $9,404)		9,894
Investment Company (4%)
486,998	Dreyfus Tax Exempt Cash Management Fund
	(Cost - $487)	487
Total (Cost - $12,015) (102%)		12,618
Liabilities in excess of Other Assets (-2%)		(188)
Net Assets (100%)		$12,430

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
NATL-RE	National Public Finance Guarantee Corporation
NATL-RE FGIC	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
XLCA	XL Capital Assurance

27	Payden Mutual Funds

Payden California Municipal Bond Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (27%)
400,000	California State, 3.00%, 2/01/23	$420
600,000	California State, 5.00%, 3/01/17 NATL-RE (a)	676
500,000	California State, 5.00%, 9/01/17	573
500,000	California State, 5.00%, 8/01/20	573
480,000	California State, 5.00%, 11/01/22	580
460,000	California State, 5.00%, 11/01/23	552
1,000,000	California State, 5.25%, 2/01/20	1,255
480,000	California State, 5.25%, 10/01/21	591
600,000	California State, 5.25%, 10/01/23	738
1,300,000	California State, 5.50%, 4/01/19	1,632
750,000	California State, 5.50%, 8/01/21	911
500,000	City & County of San Francisco CA,
	5.00%, 6/15/22	628
130,000	City of Berkeley CA, 4.50%, 9/01/28
	AMBAC (a)	142
320,000	City of Los Angeles CA, 5.00%, 9/01/21	396
250,000	City of Los Angeles CA, 5.25%, 9/01/13
	NATL-RE FGIC (a)	257
585,000	Coast Community College District CA,
	5.00%, 8/01/23 AGM (a)	660
475,000	East Side, CA Union High School District,
	5.00%, 8/01/21	577
530,000	Long Beach, CA Unified School District,
	5.00%, 8/01/20	640
450,000	Los Angeles, CA Unified School District,
	5.00%, 7/01/21	535
475,000	Pasadena, CA Unified School District,
	5.00%, 5/01/21	588
200,000	Perris, CA Union High School District,
	3.75%, 9/01/13 NATL-RE FGIC (a)	204
450,000	San Carlos, CA Elementary School District,
	0.00%, 10/01/18 NATL-RE (a)	362
Total General Obligation (Cost - $12,439)		13,490
Revenue (70%)
Airport/Port (9%)
160,000	Alameda Corridor, CA Transportation Authority,
	5.00%, 10/01/23	197
500,000	City of Long Beach CA, 5.00%, 5/15/17
	NATL-RE (a)	548
300,000	City of Long Beach CA, 5.00%, 5/15/19	367
210,000	Los Angeles, CA Department of Airports,
	4.00%, 5/15/18	242
300,000	Los Angeles, CA Department of Airports,
	5.00%, 5/15/18	362
745,000	Los Angeles, CA Harbor Department,
	5.00%, 8/01/19	920
750,000	San Francisco, CA City & County Airports
	Commission, 5.00%, 5/01/17	877
340,000	San Francisco, CA City & County Airports
	Commission, 5.00%, 5/01/21	403
365,000	San Francisco, CA City & County Airports
	Commission, 5.25%, 5/01/18 NATL-RE
	FGIC (a)	442
		4,358
Electric & Gas (11%)
550,000	California State Department of Water Resources,
	5.00%, 5/01/16	627

Principal or Shares	Security Description	Value (000)

450,000	California State Department of Water Resources,
	5.00%, 5/01/21	$536
490,000	City of Chula Vista CA, 1.65%, 7/01/18	499
50,000	Guam Power Authority, 5.00%, 10/01/21
	AGM (a)	59
500,000	Los Angeles, CA Department of Water & Power,
	5.00%, 7/01/21	628
500,000	Los Angeles, CA Department of Water & Power,
	5.25%, 7/01/23	605
500,000	Modesto, CA Irrigation District, 5.00%, 7/01/21	612
400,000	Northern California Power Agency,
	5.00%, 7/01/18	477
595,000	Sacramento, CA Municipal Utility District,
	5.00%, 8/15/21	731
135,000	Southern California Public Power Authority,
	0.00%, 7/01/15 NATL-RE (a)	131
665,000	Southern California Public Power Authority,
	5.00%, 7/01/18	798
		5,703
Healthcare (3%)
380,000	California Health Facilities Financing Authority,
	1.45%, 8/15/33	384
340,000	California Health Facilities Financing Authority,
	5.00%, 10/01/18	407
410,000	City of Torrance CA, 5.00%, 9/01/22	458
		1,249
Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40	177
Industrial Development/Pollution Control (4%)
160,000	Beaver County, PA Industrial Development
	Authority, 2.70%, 4/01/35	163
550,000	California Infrastructure & Economic
	Development Bank, 5.00%, 2/01/19	588
410,000	California Infrastructure & Economic
	Development Bank, 5.00%, 6/01/21	516
400,000	California Statewide Communities Development
	Authority, 4.25%, 11/01/33 FGIC (a)	441
450,000	Golden State Tobacco Securitization Corp.,
	5.00%, 6/01/17	451
		2,159
Lease (15%)
240,000	Beverly Hills, CA Public Financing Authority,
	4.00%, 6/01/20	279
410,000	California State Public Works Board,
	5.00%, 12/01/18	488
1,585,000	California State Public Works Board,
	5.00%, 3/01/21	1,939
1,000,000	California State Public Works Board,
	5.00%, 12/01/21	1,218
570,000	California State Public Works Board,
	5.00%, 12/01/31	647
500,000	California State Public Works Board,
	5.00%, 9/01/36	552
500,000	County of Los Angeles CA, 5.00%, 3/01/21	586

28

Payden California Municipal Bond Fund continued

Principal or Shares	Security Description	Value (000)

630,000	County of Orange CA, 5.00%, 6/01/14
	NATL-RE (a)	$669
500,000	Los Angeles County, CA Schools Regionalized
	Business Services Corp., 3.00%, 3/01/15
	AGM (a)	513
500,000	Los Angeles, CA Municipal Improvement Corp.,
	5.00%, 3/01/23	579
		7,470
Recreational (0%)
150,000	California Infrastructure & Economic
	Development Bank, 5.00%, 7/01/16	164
Resource Recovery (1%)
500,000	South Bayside, CA Waste Management
	Authority, 5.25%, 9/01/24	549
Sales Tax (4%)
465,000	Bay Area, CA Governments Association,
	5.00%, 8/01/17 NATL-RE FGIC (a)	492
200,000	Los Angeles County, CA Metropolitan
	Transportation, 0.09%, 7/01/31	200
500,000	San Diego County, CA Regional Transportation
	Commission, 5.00%, 4/01/20	622
365,000	Santa Clara Valley, CA Transportation Authority,
	5.00%, 6/01/18	437
		1,751
Tax Allocation (1%)
415,000	Riverside County, CA Economic Development
	Agency, 7.25%, 12/01/40	485
70,000	San Dimas, CA Redevelopment Agency,
	6.75%, 9/01/16 AGM (a)	73
		558
Transportation (4%)
1,000,000	Bay Area, CA Governments Association,
	5.00%, 8/01/17 XLCA (a)	1,019
1,000,000	Puerto Rico Highway & Transportation
	Authority, 5.50%, 7/01/15 AGM (a)	1,060
		2,079
University (5%)
1,000,000	California State University, 4.00%, 11/01/29	1,085
705,000	University of California, 5.00%, 5/15/18	835
300,000	University of California, 5.00%, 5/15/20	359
		2,279
Water & Sewer (13%)
200,000	Brentwood, CA Infrastructure Financing
	Authority, 5.50%, 7/01/20	233

Principal or Shares	Security Description	Value (000)

745,000	Central Marin Sanitation Agency, CA,
	5.00%, 9/01/18 NATL-RE (a)	$852
500,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/20	624
310,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/24	382
205,000	City of San Luis Obispo CA, 4.00%, 6/01/23	231
325,000	Contra Costa, CA Water District,
	5.00%, 10/01/18	395
500,000	Metropolitan Water District of Southern CA,
	5.00%, 7/01/17	589
735,000	Metropolitan Water District of Southern CA,
	5.00%, 7/01/20	896
300,000	Sacramento County, CA Sanitation Districts
	Financing Authority, 0.09%, 12/01/40	300
595,000	Sacramento County, CA Sanitation Districts
	Financing Authority, 3.00%, 12/01/15	634
550,000	San Diego County, CA Water Authority,
	5.00%, 5/01/21 AGM (a)	646
200,000	San Diego, CA Public Facilities Financing
	Authority, 5.00%, 5/15/19	243
500,000	Turlock, CA Irrigation District, 3.00%, 1/01/16	527
		6,552
Total Revenue (Cost - $33,046)		35,048
Investment Company (2%)
881,680	Dreyfus General CA Municipal Money Market
	Fund
	(Cost - $882)	882
Total (Cost - $46,367) (99%)		49,420
Other Assets, net of Liabilities (1%)		346
Net Assets (100%)		$49,766

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Corporation
NATL-RE	National Public Finance Guarantee Corporation
NATL-RE FGIC	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
XLCA	XL Capital Assurance

29	Payden Mutual Funds

Payden Global Low Duration Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (104%)
Australia (GBP) (1%)
600,000	National Australia Bank Ltd., 5.38%, 12/08/14	$1,027
Australia (USD) (3%)
365,000	Commonwealth Bank of Australia 144A,
	2.13%, 3/17/14 (a)	370
175,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.00%, 4/01/17 (a)(b)	181
240,000	Macquarie Bank Ltd. 144A, 3.45%, 7/27/15 (a)	250
390,000	Westpac Banking Corp., 0.95%, 1/12/16	390
210,000	Woodside Finance Ltd. 144A,
	4.50%, 11/10/14 (a)	221
70,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	73
800,000	WT Finance Austust Pty Ltd. / Westfield Capital
	/ WEA Finance LLC 144A, 5.13%, 11/15/14 (a)	858
		2,343
Bahrain (USD) (0%)
180,000	ICICI Bank Ltd./Bahrain 144A,
	5.50%, 3/25/15 (a)	191
Bermuda (USD) (1%)
80,000	Aircastle Ltd., 6.25%, 12/01/19	87
300,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	317
130,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (a)	133
250,000	Qtel International Finance Ltd. 144A,
	6.50%, 6/10/14 (a)	267
		804
Brazil (USD) (2%)
400,000	Banco Bradesco SA/Cayman Islands 144A,
	2.41%, 5/16/14 (a)	403
340,000	Banco do Brasil SA/Cayman Islands 144A,
	4.50%, 1/22/15 (a)(b)	357
350,000	Banco do Nordeste do Brasil SA 144A,
	3.63%, 11/09/15 (a)	362
190,000	Caixa Economica Federal 144A,
	2.38%, 11/06/17 (a)	187
250,000	Minerva Luxembourg SA 144A,
	7.75%, 1/31/23 (a)	257
200,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)	220
		1,786
Canada (USD) (3%)
240,000	Bank of Montreal, 0.80%, 11/06/15 (b)	241
200,000	Bank of Nova Scotia, 0.75%, 10/09/15	200
70,000	Bombardier Inc. 144A, 4.25%, 1/15/16 (a)	72
280,000	Canadian Imperial Bank of Commerce,
	0.90%, 10/01/15	280
80,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (a)	85
120,000	Rogers Communications Inc., 6.38%, 3/01/14	127
115,000	Teck Resources Ltd., 3.85%, 8/15/17	124
200,000	Toronto-Dominion Bank, 2.50%, 7/14/16	209
140,000	TransCanada PipeLines Ltd., 3.40%, 6/01/15	149
480,000	Xstrata Finance Canada Ltd. 144A,
	2.45%, 10/25/17 (a)	485
		1,972
Cayman Islands (USD) (1%)
250,000	IPIC GMTN Ltd. 144A, 3.13%, 11/15/15 (a)	259

Principal or Shares	Security Description	Value (000)

110,000	Petrobras International Finance Co.,
	2.88%, 2/06/15	$113
		372
Chile (USD) (1%)
200,000	Banco de Credito e Inversiones 144A,
	3.00%, 9/13/17 (a)	205
350,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	351
260,000	Corpbanca SA, 3.13%, 1/15/18	259
		815
China (USD) (0%)
200,000	Baidu Inc., 2.25%, 11/28/17	201
Colombia (USD) (0%)
100,000	Bancolombia SA, 4.25%, 1/12/16	105
Croatia (Local Name: Hrvatska) (USD) (0%)
200,000	Hrvatska Elektroprivreda 144A,
	6.00%, 11/09/17 (a)(b)	215
Denmark (EUR) (1%)
250,000	Jyske Bank AS, 1.29%, 5/20/15	341
Denmark (USD) (1%)
790,000	Danske Bank AS 144A, 1.36%, 4/14/14 (a)	795
France (EUR) (4%)
1,600,000	French Treasury Note BTAN, 2.50%, 7/25/16	2,304
400,000	RCI Banque SA, 1.09%, 4/07/15	523
		2,827
France (USD) (3%)
790,000	Banque PSA Finance SA 144A,
	2.21%, 4/04/14 (a)	781
70,000	GDF Suez 144A, 1.63%, 10/10/17 (a)	70
500,000	RCI Banque SA 144A, 2.18%, 4/11/14 (a)	500
600,000	Societe Generale SA 144A, 1.63%, 12/13/13 (a)	604
110,000	Total Capital International SA, 1.50%, 2/17/17	111
150,000	Veolia Environnement SA, 5.25%, 6/03/13	152
130,000	Vivendi SA 144A, 2.40%, 4/10/15 (a)	133
		2,351
Germany (USD) (1%)
350,000	FMS Wertmanagement AoeR, 1.00%, 11/21/17	348
Hong Kong (USD) (0%)
200,000	Hutchison Whampoa International Ltd. 144A,
	2.00%, 11/08/17 (a)	199
Ireland (USD) (0%)
200,000	Rosneft Oil Co. via Rosneft International Finance
	Ltd. 144A, 3.15%, 3/06/17 (a)	201
Japan (USD) (1%)
250,000	Sumitomo Mitsui Banking Corp.,
	0.90%, 1/18/16	249
300,000	Takeda Pharmaceutical Co. Ltd. 144A,
	1.03%, 3/17/15 (a)	301
		550
Korea, Republic Of (USD) (4%)
200,000	Export-Import Bank of Korea, 1.25%, 11/20/15	200
260,000	Hana Bank 144A, 1.38%, 2/05/16 (a)	259
573,770	Hyundai Capital Auto Funding Ltd. 144A,
	1.21%, 9/20/16 (a)	575

30

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

280,000	Korea Development Bank, 1.00%, 1/22/16	$279
520,000	Korea Finance Corp., 3.25%, 9/20/16	554
260,000	Korea Gas Corp. 144A, 2.25%, 7/25/17 (a)	264
350,000	Korea National Oil Corp. 144A,
	2.88%, 11/09/15 (a)	366
220,000	Lotte Shopping Co. Ltd. 144A,
	3.38%, 5/09/17 (a)	229
420,000	Shinhan Bank 144A, 4.38%, 9/15/15 (a)	453
200,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (a)	201
		3,380
Luxembourg (USD) (0%)
200,000	ArcelorMittal, 4.25%, 8/05/15	206
Mexico (MXN) (1%)
5,898,500	Mexican Bonos, 6.00%, 6/18/15	481
Mexico (USD) (0%)
100,000	America Movil SAB de CV, 3.63%, 3/30/15	106
Netherlands (EUR) (1%)
392,245	Globaldrive BV 144A, 0.86%, 4/20/19 (a)	536
Netherlands (USD) (1%)
200,000	ABN AMRO Bank NV, 1.38%, 1/22/16 (a)	200
50,000	Heineken NV 144A, 0.80%, 10/01/15 (a)	50
300,000	ING Bank NV 144A, 3.75%, 3/07/17 (a)	321
350,000	Volkswagen International Finance NV 144A,
	1.15%, 11/20/15 (a)	351
		922
Norway (USD) (0%)
200,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (a)	211
Panama (USD) (0%)
230,000	Banco de Credito del Peru/ 144A,
	4.75%, 3/16/16 (a)	246
Peru (USD) (0%)
180,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	180
Qatar (USD) (0%)
200,000	Qatar Government International Bond 144A,
	3.13%, 1/20/17 (a)	212
Russian Federation (USD) (0%)
200,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	200
Singapore (USD) (0%)
200,000	Oversea-Chinese Banking Corp. Ltd. 144A,
	1.63%, 3/13/15 (a)	203
Spain (USD) (1%)
280,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	281
Switzerland (USD) (1%)
590,000	Credit Suisse/New York, 1.27%, 1/14/14	594
United Arab Emirates (USD) (0%)
200,000	Abu Dhabi National Energy Co. 144A,
	2.50%, 1/12/18 (a)(b)	200
United Kingdom (EUR) (1%)
300,000	Gracechurch Card Funding PLC 144A,
	0.91%, 2/15/17 (a)	412
United Kingdom (GBP) (6%)
400,000	Chester Asset Receivables Dealings PLC,
	0.71%, 4/15/16	634

Principal or Shares	Security Description	Value (000)

280,000	ENW Capital Finance PLC, 6.75%, 6/20/15	$488
200,000	Experian Finance PLC, 5.63%, 12/12/13	328
225,000	Lloyds TSB Bank PLC, 6.96%, 5/29/20	356
600,000	National Grid PLC, 6.13%, 4/15/14	1,004
220,000	Prudential PLC, 1.25%, 11/16/15	346
250,000	Scottish & Southern Energy PLC,
	5.75%, 2/05/14	414
270,000	United Kingdom Gilt, 1.75%, 1/22/17	444
250,000	United Utilities Water PLC, 6.13%, 12/29/15	446
		4,460
United Kingdom (USD) (6%)
510,000	Arkle Master Issuer PLC 144A,
	1.46%, 5/17/60 (a)	510
280,000	Barclays Bank PLC, 1.35%, 1/13/14	282
190,000	BAT International Finance PLC 144A,
	1.40%, 6/05/15 (a)	192
250,000	BP Capital Markets PLC, 0.70%, 11/06/15	250
765,111	Fosse Master Issuer PLC 144A,
	1.70%, 10/18/54 (a)	775
350,000	Gracechurch Card Funding PLC 144A,
	0.91%, 2/15/17 (a)	353
750,000	Granite Master Issuer PLC, 1.07%, 12/17/54	653
540,000	HSBC Bank PLC 144A, 1.63%, 7/07/14 (a)(b)	549
610,000	Lloyds TSB Bank PLC, 2.65%, 1/24/14	621
		4,185
United States (GBP) (1%)
150,000	American Express Credit Corp.,
	5.38%, 10/01/14	253
200,000	Pemex Project Funding Master Trust,
	7.50%, 12/18/13	335
		588
United States (USD) (58%)
700,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (a)	704
130,000	Airgas Inc., 2.85%, 10/01/13	132
190,000	Alabama Power Co., 0.55%, 10/15/15	190
175,000	Alliance Data Systems Corp. 144A,
	5.25%, 12/01/17 (a)	183
300,000	Ally Financial Inc., 4.63%, 6/26/15	315
280,000	Amazon.com Inc., 0.65%, 11/27/15	280
70,000	American Express Credit Corp., 1.75%, 6/12/15	71
300,000	American Honda Finance Corp. 144A,
	1.45%, 2/27/15 (a)	304
90,000	American International Group Inc.,
	2.38%, 8/24/15	92
195,000	AmeriGas Partners LP / AmeriGas Finance Corp.,
	6.25%, 8/20/19	208
160,000	Astoria Financial Corp., 5.00%, 6/19/17	169
110,000	Autodesk Inc., 1.95%, 12/15/17	109
110,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	111
190,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 4.88%, 11/15/17 (a)(b)	195
175,000	Bank of America Corp., 3.70%, 9/01/15	185
100,000	Bank of America Corp., 3.75%, 7/12/16	107
232,842	Bank of America Mortgage Securities Inc.,
	2.68%, 10/20/32	232

31	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

90,000	BB&T Corp., 1.60%, 8/15/17	$91
40,052	Bear Stearns Asset Backed Securities Trust,
	0.25%, 9/25/36	40
90,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18	90
90,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18	90
270,000	Capital One Financial Corp., 1.00%, 11/06/15	269
260,000	Capital One Financial Corp., 2.13%, 7/15/14	265
100,000	Carnival Corp., 1.20%, 2/05/16	100
70,000	Carnival Corp., 1.88%, 12/15/17	70
90,000	CC Holdings GS V LLC 144A,
	2.38%, 12/15/17 (a)	90
190,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	200
390,000	Citigroup Inc., 1.25%, 1/15/16	388
359,000	Citigroup Inc., 2.25%, 8/07/15	368
220,000	CNH Capital LLC 144A, 3.88%, 11/01/15 (a)	227
60,000	Computer Sciences Corp., 2.50%, 9/15/15	62
80,000	ConAgra Foods Inc., 1.30%, 1/25/16	80
40,000	ConAgra Foods Inc., 1.35%, 9/10/15	40
508,730	Credit Suisse Mortgage Capital Certificates
	144A, 1.21%, 2/27/47 (a)	512
170,000	Daimler Finance North America LLC 144A,
	1.25%, 1/11/16 (a)	170
480,000	Daimler Finance North America LLC 144A,
	1.95%, 3/28/14 (a)	486
260,000	DENTSPLY International Inc., 1.81%, 8/15/13	261
135,000	Digital Realty Trust LP, 4.50%, 7/15/15	144
140,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.13%, 2/15/16	147
34,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 3.50%, 3/01/16	36
165,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 4.75%, 10/01/14	175
230,000	DISH DBS Corp., 4.63%, 7/15/17	241
220,000	Dollar General Corp., 4.13%, 7/15/17	233
210,000	Dow Chemical Co., 2.50%, 2/15/16	218
150,000	Duke Realty LP, 5.40%, 8/15/14	159
125,000	E*TRADE Financial Corp., 6.00%, 11/15/17	130
140,000	Eaton Corp. 144A, 0.95%, 11/02/15 (a)	141
700,000	Enterprise Fleet Financing LLC 144A,
	1.14%, 11/20/17 (a)	704
60,000	Enterprise Products Operating LLC,
	1.25%, 8/13/15	60
60,000	Equifax Inc., 4.45%, 12/01/14	63
160,000	ERAC USA Finance LLC 144A,
	2.25%, 1/10/14 (a)	162
180,000	ERAC USA Finance LLC 144A,
	2.75%, 7/01/13 (a)	182
100,000	Express Scripts Holding Co., 2.10%, 2/12/15	102
943,981	FDIC Structured Sale Guaranteed Notes 144A,
	0.93%, 12/04/20 (a)	951
596,412	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	629
525,648	FDIC Trust 144A, 2.18%, 5/25/50 (a)	536
500,000	First Investors Auto Owner Trust 144A,
	3.40%, 3/15/16 (a)	509
565,854	FN AB5990 15YR, 2.50%, 8/01/27	587
676,815	FN AO4073 15YR, 2.50%, 5/01/27	702

Principal or Shares	Security Description	Value (000)

890,313	FN AP9539 30YR, 3.00%, 10/01/42	$920
692,329	FN AQ5118 15YR, 2.50%, 11/01/27	718
1,900,000	FNMA 30YR TBA, 3.00%, 2/01/43 (c)	1,963
1,000,000	FNMA 30YR TBA, 4.50%, 2/01/43 (c)	1,073
370,000	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	385
60,000	Forest Oil Corp., 8.50%, 2/15/14 (b)	64
100,000	Freeport-McMoRan Copper & Gold Inc.,
	1.40%, 2/13/15	101
100,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17	101
350,000	General Electric Capital Corp., 2.15%, 1/09/15	360
270,000	General Electric Capital Corp., 3.75%, 11/14/14	284
150,000	General Electric Capital Corp., 5.90%, 5/13/14	160
60,000	General Mills Inc., 0.60%, 1/29/16	60
60,000	General Mills Inc., 0.88%, 1/29/16	60
220,000	General Motors Financial Co. Inc. 144A,
	4.75%, 8/15/17 (a)	230
780,000	Goldman Sachs Group Inc., 1.31%, 2/07/14	784
210,000	Goldman Sachs Group Inc., 1.60%, 11/23/15	211
684,110	Harborview Mortgage Loan Trust,
	3.00%, 12/19/35	592
90,000	Harley-Davidson Financial Services Inc. 144A,
	1.15%, 9/15/15 (a)	90
680,000	Hartford Financial Services Group Inc.,
	4.00%, 3/30/15	718
50,000	HCA Inc., 6.75%, 7/15/13	51
420,000	HCP Inc., 2.70%, 2/01/14	428
100,000	Hyundai Capital America 144A,
	3.75%, 4/06/16 (a)	106
100,000	Ingredion Inc., 3.20%, 11/01/15	105
360,000	Intel Corp., 1.35%, 12/15/17	359
85,000	International Lease Finance Corp.,
	4.88%, 4/01/15	89
170,000	International Lease Finance Corp. 144A,
	6.50%, 9/01/14 (a)	182
260,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	270
190,000	JPMorgan Chase & Co., 1.10%, 10/15/15	190
200,000	JPMorgan Chase & Co., 1.20%, 1/25/18	201
170,000	KeyCorp, 3.75%, 8/13/15	182
100,000	Kraft Foods Group Inc., 1.63%, 6/04/15	102
200,000	Kroger Co., 2.20%, 1/15/17	206
160,604	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	184
150,000	Lennar Corp., 4.75%, 12/15/17 (b)	158
140,000	Marathon Oil Corp., 0.90%, 11/01/15	140
110,000	Masco Corp., 4.80%, 6/15/15	115
143,317	MASTR Asset Securitization Trust,
	5.00%, 7/25/19	149
320,000	Metropolitan Life Global Funding I 144A,
	1.70%, 6/29/15 (a)	327
100,000	Mondelez International Inc., 5.25%, 10/01/13	103
330,000	Morgan Stanley, 1.28%, 4/29/13	331
100,000	Murphy Oil Corp., 2.50%, 12/01/17	100
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	261
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	200
150,000	Newell Rubbermaid Inc., 2.05%, 12/01/17	150

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

50,000	NextEra Energy Capital Holdings Inc.,
	1.20%, 6/01/15	$50
300,000	NextEra Energy Capital Holdings Inc.,
	2.55%, 11/15/13	304
140,000	Nissan Motor Acceptance Corp. 144A,
	1.95%, 9/12/17 (a)	142
140,000	Oracle Corp., 1.20%, 10/15/17	140
60,000	PACCAR Financial Corp., 1.05%, 6/05/15	61
60,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 7/11/14 (a)	61
200,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 3.13%, 5/11/15 (a)	207
70,000	Phillips 66, 1.95%, 3/05/15	71
70,000	Phillips 66, 2.95%, 5/01/17	74
220,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	244
160,000	Principal Life Global Funding II 144A,
	1.00%, 12/11/15 (a)	160
510,000	Revlon Consumer Products Corp.,
	9.75%, 11/15/15	541
60,000	Reynolds American Inc., 1.05%, 10/30/15	60
170,000	Rockies Express Pipeline LLC 144A,
	3.90%, 4/15/15 (a)	171
220,000	Sabine Pass LNG LP, 7.50%, 11/30/16	245
100,000	SBA Communications Corp. 144A,
	5.63%, 10/01/19 (a)	105
180,000	Sealed Air Corp. 144A, 6.50%, 12/01/20 (a)	200
400,000	Sequoia Mortgage Trust, 1.45%, 2/25/43	400
427,440	Sequoia Mortgage Trust, 3.50%, 4/25/42	440
60,000	Simon Property Group LP, 4.20%, 2/01/15	64
188,151	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59	190
178,715	Springleaf Mortgage Loan Trust 144A,
	2.22%, 10/25/57	183
510,000	Susser Holdings LLC, 8.50%, 5/15/16	542
200,000	TD Ameritrade Holding Corp.,
	4.15%, 12/01/14	213
300,000	Tech Data Corp., 3.75%, 9/21/17	312
145,000	Tesoro Corp., 4.25%, 10/01/17	151
937,754	Thornburg Mortgage Securities Trust,
	1.90%, 3/25/44	943
140,000	Time Warner Inc., 3.15%, 7/15/15	148
150,000	Toyota Motor Credit Corp., 0.88%, 7/17/15	151
200,000	U.S. Treasury Note, 0.25%, 4/30/14	200
5,500,000	U.S. Treasury Note, 0.25%, 9/30/14	5,502
310,000	U.S. Treasury Note, 0.25%, 12/15/15	309
900,000	U.S. Treasury Note, 1.25%, 10/31/15 (d)	922
60,000	UnitedHealth Group Inc., 1.40%, 10/15/17	60
400,000	Valeant Pharmaceuticals International 144A,
	6.50%, 7/15/16 (a)	418
360,000	Ventas Realty LP / Ventas Capital Corp.,
	2.00%, 2/15/18	360
285,156	Vericrest Opportunity Loan Transferee 144A,
	2.73%, 11/25/60 (a)	286
100,000	Viacom Inc., 4.38%, 9/15/14	106
170,000	Vornado Realty LP, 4.25%, 4/01/15	180
260,000	Wachovia Bank NA, 4.80%, 11/01/14	278

Principal or Shares	Security Description	Value (000)

120,000	Walgreen Co., 1.00%, 3/13/15	$120
594,863	WaMu Mortgage Pass Through Certificates,
	2.77%, 10/01/36	504
160,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	170
120,000	WellPoint Inc., 1.25%, 9/10/15	121
460,000	WellPoint Inc., 2.38%, 2/15/17	474
195,000	Windstream Corp., 7.88%, 11/01/17	224
45,000	Windstream Corp., 8.13%, 8/01/13	46
150,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	155
230,000	WPX Energy Inc., 5.25%, 1/15/17	241
140,000	Zoetis Inc. 144A, 3.25%, 2/01/23 (a)	139
		45,248
Total Bonds (Cost - $79,318)		80,294
Investment Company (3%)
2,423,843	Payden Cash Reserves Money Market Fund *
	(Cost - $2,424)	2,424
Total (Cost - $81,742) (107%)		82,718
Liabilities in excess of Other Assets (-7%)		(5,083)
Net Assets (100%)		$77,635

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or portion of these securities are on loan. At January 31, 2013, the total market value of the Fund’s securities on loan is $2,160 and the total market value of the collateral held by the Fund is $2,222. Amount in 000s.
(c)	Security was purchased on a delayed delivery basis.
(d)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

33	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/11/2013	British Pound (Sell 3,901)	HSBC Securities	$79
4/30/2013	Mexican Peso (Sell 6,310)	RBS	1

			$80

Liabilities:
2/11/2013	Euro (Sell 3,093)	Citigroup	$(160)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
12	Euro-Schatz Future	Mar-13	$1,796	$—
2	Japan 10 Year Bond Future	Mar-13	(3,163)	9
8	U.S. Treasury 2 Year Note Future	Apr-13	(1,763)	—
14	U.S. Treasury 5 Year Note Future	Mar-13	(1,732)	5

				$14

Payden Global Fixed Income Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (73%)
Australia (USD) (0%)
180,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.90%, 3/22/23 (a)	$180
Belgium (EUR) (0%)
130,000	Anheuser-Busch InBev NV, 2.88%, 9/25/24	179
Bermuda (EUR) (0%)
150,000	Fidelity International Ltd., 6.88%, 2/24/17	233
Brazil (BRL) (2%)
590,000	Anheuser-Busch InBev Worldwide Inc.,
	9.75%, 11/17/15	327
337,000	Brazil Notas do Tesouro Nacional,
	6.00%, 5/15/15	411
		738
Canada (CAD) (2%)
350,000	Canadian Government Bond, 2.00%, 12/01/14	356
130,000	Canadian Government Bond, 3.75%, 6/01/19	146
240,000	Canadian Government Bond, 5.00%, 6/01/37	344
		846
Canada (USD) (0%)
130,000	Xstrata Finance Canada Ltd. 144A,
	4.00%, 10/25/22 (a)	130
Cayman Islands (USD) (0%)
200,000	Baidu Inc., 3.50%, 11/28/22	196
Colombia (USD) (1%)
230,000	Bancolombia SA, 5.13%, 9/11/22	239
Denmark (EUR) (1%)
200,000	Carlsberg Breweries AS, 2.63%, 11/15/22	264
Finland (EUR) (1%)
180,000	Finland Government Bond, 2.63%, 7/04/42	251
170,000	Finland Government Bond, 2.75%, 7/04/28	243
		494
France (CAD) (1%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	336
France (EUR) (5%)
150,000	AXA SA, 5.25%, 4/16/40	208
100,000	Casino Guichard Perrachon SA, 5.50%, 1/30/15	146
100,000	Electricite de France SA, 4.25%, 12/29/49	134
450,000	France Government Bond OAT,
	3.00%, 10/25/15	652
670,000	France Government Bond OAT, 3.50%, 4/25/20	1,023
		2,163
France (GBP) (0%)
100,000	Cie de St-Gobain, 4.63%, 10/09/29	156
Germany (EUR) (3%)
100,000	Allianz SE, 5.63%, 10/17/42	146
700,000	Bundesobligation, 1.75%, 10/09/15	986
120,000	Bundesrepublik Deutschland, 1.75%, 7/04/22	165
60,000	Daimler AG, 1.75%, 1/21/20	79
120,000	RWE AG, 4.63%, 9/29/49	165
		1,541
Indonesia (IDR) (0%)
1,500,000,000	JPMorgan Chase Bank NA 144A,
	9.50%, 7/17/31 (a)	204
Ireland (EUR) (1%)
70,000	GE Capital European Funding, 1.63%, 3/15/18	94

Principal or Shares	Security Description	Value (000)

150,000	Smurfit Kappa Acquisitions,
	7.75%, 11/15/19 (b)	$224
		318
Ireland (GBP) (0%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	225
Italy (EUR) (3%)
150,000	Italy Buoni Poliennali Del Tesoro,
	3.75%, 8/01/15	212
100,000	Italy Buoni Poliennali Del Tesoro,
	4.00%, 2/01/37	120
900,000	Italy Buoni Poliennali Del Tesoro,
	4.50%, 2/01/20	1,289
		1,621
Japan (JPY) (8%)
60,000,000	Japan Government Five Year Bond,
	0.50%, 12/20/14	663
110,000,000	Japan Government Ten Year Bond,
	1.30%, 12/20/19	1,282
75,000,000	Japan Government Ten Year Bond,
	1.50%, 12/20/17	876
15,000,000	Japan Government Thirty Year Bond,
	2.20%, 9/20/39	174
60,000,000	Japan Government Twenty Year Bond,
	1.90%, 12/20/28	702
		3,697
Netherlands (EUR) (3%)
110,000	British American Tobacco Holdings The
	Netherlands BV, 2.38%, 1/19/23	146
470,000	Netherlands Government Bond,
	3.25%, 7/15/15 (a)	682
310,000	Netherlands Government Bond, 3.25%, 7/15/21	472
200,000	UPC Holding BV, 8.00%, 11/01/16 (b)	280
		1,580
Netherlands (GBP) (1%)
230,000	Daimler International Finance BV,
	3.50%, 6/06/19	380
Russian Federation (RUB) (1%)
10,000,000	Russian Foreign Bond - Eurobond,
	7.85%, 3/10/18 (b)	363
Spain (EUR) (1%)
180,000	Spain Government Bond, 4.25%, 10/31/16	252
Sweden (SEK) (3%)
8,000,000	Sweden Government Bond, 3.00%, 7/12/16	1,334
Switzerland (EUR) (1%)
170,000	UBS AG/Jersey, 4.50%, 9/16/19	239
United Kingdom (EUR) (2%)
170,000	Barclays Bank PLC, 4.00%, 1/12/21 (b)	268
200,000	Heathrow Funding Ltd., 4.60%, 9/30/14 (b)	287
50,000	Imperial Tobacco Finance PLC, 8.38%, 2/17/16	81
115,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	171
100,000	Rio Tinto Finance PLC, 2.00%, 5/11/20	134
150,000	Standard Chartered Bank, 5.88%, 9/26/17	234
		1,175
United Kingdom (GBP) (7%)
110,000	Aviva PLC, 6.13%, 11/14/36	176

35	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

75,000	Barclays Bank PLC, 6.75%, 1/16/23	$130
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	211
110,000	HSBC Bank PLC, 5.38%, 11/04/30	182
100,000	InterContinental Hotels Group PLC,
	6.00%, 12/09/16	180
140,000	Lloyds TSB Bank PLC, 6.96%, 5/29/20	221
100,000	Next PLC, 5.38%, 10/26/21	179
260,000	United Kingdom Gilt, 4.25%, 3/07/36	485
160,000	United Kingdom Gilt, 4.25%, 12/07/55	301
450,000	United Kingdom Gilt, 4.75%, 3/07/20	867
100,000	Virgin Media Secured Finance PLC,
	5.50%, 1/15/21	180
		3,112
United Kingdom (USD) (0%)
200,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)	197
United States (EUR) (1%)
200,000	AT&T Inc., 1.88%, 12/04/20	266
United States (GBP) (0%)
100,000	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc., 4.38%, 9/14/29	156
United States (USD) (25%)
115,000	Altria Group Inc., 4.75%, 5/05/21	128
105,000	American Tower Corp., 3.50%, 1/31/23	103
190,000	Bank of America Corp., 1.25%, 1/11/16	189
100,000	Bank of America Corp., 3.70%, 9/01/15	106
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	237
75,000	Blackstone Holdings Finance Co. LLC 144A,
	4.75%, 2/15/23 (a)	80
90,000	CBS Corp., 5.75%, 4/15/20	106
145,000	Chubb Corp., 6.38%, 3/29/67	158
180,000	Citigroup Inc., 1.25%, 1/15/16	179
315,000	Citigroup Inc., 6.01%, 1/15/15	343
150,000	Daimler Finance North America LLC 144A,
	1.88%, 1/11/18 (a)	150
250,000	Digital Realty Trust LP, 5.88%, 2/01/20	286
150,000	Dignity Health, 3.13%, 11/01/22	147
152,000	Dow Chemical Co., 9.40%, 5/15/39	241
55,000	ERAC USA Finance LLC 144A,
	3.30%, 10/15/22 (a)	55
420,000	FNMA 30YR TBA, 4.50%, 2/01/43 (c)	451
145,000	General Electric Capital Corp., 5.88%, 1/14/38	170
65,000	General Electric Capital Corp., 6.38%, 11/15/67	68
59,635	Greenpoint Mortgage Funding Trust,
	0.48%, 6/25/45	22
215,000	Health Care REIT Inc., 4.95%, 1/15/21	237
180,000	Hewlett-Packard Co., 4.65%, 12/09/21	181
29,676	Indymac Index Mortgage Loan Trust,
	2.80%, 10/25/34	27
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	120
190,000	Kilroy Realty LP, 3.80%, 1/15/23	191
260,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	254
115,000	MDC Holdings Inc., 6.00%, 1/15/43	115
80,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	89
130,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	157
45,000	MetLife Inc., 6.40%, 12/15/36	49

Principal or Shares	Security Description	Value (000)

55,000	MetLife Inc., 10.75%, 8/01/39	$85
40,000	Mondelez International Inc., 6.50%, 2/09/40	52
70,000	Morgan Stanley, 4.88%, 11/01/22	72
95,000	NBCUniversal Media LLC, 4.38%, 4/01/21	105
100,000	Owens Corning, 4.20%, 12/15/22	102
155,000	Phillips 66, 2.95%, 5/01/17	163
180,000	Prudential Financial Inc., 5.63%, 6/15/43	186
152,000	Prudential Financial Inc., 7.38%, 6/15/19	194
185,000	Ryder System Inc., 3.50%, 6/01/17	196
150,000	Sempra Energy, 9.80%, 2/15/19	211
110,000	State Street Corp., 4.96%, 3/15/18	124
148,221	Structured Adjustable Rate Mortgage Loan Trust,
	2.87%, 10/25/34	144
115,000	Swiss Re Treasury US Corp. 144A,
	2.88%, 12/06/22 (a)	114
243,875	Thornburg Mortgage Securities Trust,
	0.94%, 9/25/44	241
450,000	U.S. Treasury Bill, 0.14%, 6/27/13 (d)	450
450,000	U.S. Treasury Note, 0.25%, 12/15/14	450
200,000	U.S. Treasury Note, 0.63%, 8/31/17	199
140,000	U.S. Treasury Note, 0.75%, 6/15/14	141
1,300,000	U.S. Treasury Note, 0.88%, 12/31/16	1,313
170,000	U.S. Treasury Note, 0.88%, 1/31/17 (e)	172
710,000	U.S. Treasury Note, 2.75%, 8/15/42	654
130,000	U.S. Treasury Note, 3.13%, 5/15/21	145
130,000	U.S. Treasury Note, 4.38%, 11/15/39	162
300,000	U.S. Treasury Note, 5.25%, 2/15/29 (e)	403
140,000	U.S. Treasury Note, 5.38%, 2/15/31	193
195,000	Vornado Realty LP, 4.25%, 4/01/15	206
80,000	Wachovia Corp., 5.50%, 8/01/35	90
210,000	Wachovia Corp., 5.63%, 10/15/16	241
105,000	Williams Companies Inc., 3.70%, 1/15/23	104
120,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	124
75,000	Yum! Brands Inc., 6.88%, 11/15/37	100
70,000	Zoetis Inc. 144A, 3.25%, 2/01/23 (a)	70
		11,845
Total Bonds (Cost - $33,931)		34,659
Investment Company (27%)
835,229	Payden Cash Reserves Money Market Fund *	835
417,301	Payden Emerging Markets Bond Fund,
	Institutional Class *	6,418
176,983	Payden Emerging Markets Local Bond Fund,
	Investor Class *	1,888
527,700	Payden High Income Fund, Investor Class *	3,900
Total Investment Company (Cost - $12,730)		13,041
Total (Cost - $46,661) (100%)		47,700
Liabilities in excess of Other Assets (0%)		(16)
Net Assets (100%)		$47,684

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security was purchased on a delayed delivery basis.

Payden Global Fixed Income Fund continued

(d)	Yield to maturity at time of purchase.
(e)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
3/1/2013	Australian Dollar (Sell 728)	HSBC Securities	$6
2/11/2013	Australian Dollar (Sell 328)	RBS	1
3/1/2013	Australian Dollar (Sell 650)	RBS	5
2/11/2013	British Pound (Sell 2,387)	HSBC Securities	49
3/27/2013	British Pound (Sell 27)	HSBC Securities	1
3/27/2013	British Pound (Sell 328)	HSBC Securities	13
2/26/2013	Canadian Dollar (Buy 564)	RBC Capital	3
2/26/2013	Canadian Dollar (Buy 528)	RBC Capital	3
2/11/2013	Canadian Dollar	RBS	16
	(Sell 1,370)
3/27/2013	Euro (Buy 1,912)	RBC Capital	65
3/27/2013	Euro (Buy 6)	RBC Capital	—
3/20/2013	Indonesian Rupiah	Bank of America	—
	(Sell 2,098,000)
2/12/2013	Japanese Yen (Sell 404,000)	Barclays	154
4/24/2013	Japanese Yen (Sell 29,400)	Barclays	11
4/24/2013	Japanese Yen (Sell 34,100)	Barclays	13
3/20/2013	Philippine Peso	HSBC Securities	—
	(Buy 15,800)
3/20/2013	Philippine Peso	HSBC Securities	3
	(Buy 15,720)
3/20/2013	Philippine Peso	HSBC Securities	3
	(Buy 14,080)
3/20/2013	Philippine Peso	HSBC Securities	—
	(Buy 13,550)
2/27/2013	Russian Ruble (Buy 6,430)	HSBC Securities	14
2/27/2013	Russian Ruble (Buy 5,680)	HSBC Securities	12
3/27/2013	Swiss Franc (Buy 249)	RBS	1

			$373

Liabilities:
3/27/2013	Australian Dollar	RBS	(2)
	(Buy 328)
4/16/2013	Brazilian Real (Sell 533)	HSBC Securities	(7)
4/16/2013	Brazilian Real (Sell 985)	HSBC Securities	(13)
2/26/2013	Canadian Dollar (Buy 703)	RBS	(9)
2/26/2013	Canadian Dollar (Buy 582)	RBS	(7)
3/27/2013	Canadian Dollar (Buy 136)	RBS	(2)
4/15/2013	Euro (Sell 296)	Bank of America	(15)
2/11/2013	Euro (Sell 3,292)	Citigroup	(170)
2/11/2013	Euro (Sell 3,098)	RBC Capital	(160)
4/15/2013	Euro (Sell 256)	RBC Capital	(13)
2/11/2013	Euro (Sell 3,466)	State Street	(179)

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
3/27/2013	Japanese Yen (Buy 62,900)	Barclays	$(58)
3/18/2013	Malaysian Ringgit	Barclays	(8)
	(Buy 1,178)
3/18/2013	Malaysian Ringgit	Barclays	(7)
	(Buy 1,166)
3/18/2013	Malaysian Ringgit	Barclays	(6)
	(Buy 1,051)
3/18/2013	Malaysian Ringgit	Barclays	(7)
	(Buy 1,004)
4/30/2013	Mexican Peso (Buy 13,720)	RBS	(1)
2/11/2013	Swedish Krona (Sell 8,910)	RBC Capital	(41)
2/11/2013	Swiss Franc (Sell 249)	RBS	(5)

			$(710)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
1	Canadian 10 Year Bond	Mar-13	$134	$(2)
	Future
6	Euro-Bobl Future	Mar-13	1,024	(10)
3	Euro-Bund Future	Mar-13	578	(9)
3	Euro-Schatz Future	Mar-13	449	(2)
1	Japan 10 Year Bond	Mar-13	1,581	(4)
	Future
6	Long Gilt Future	Mar-13	(1,107)	21
27	U.S. Treasury 10 Year	Mar-13	(3,545)	7
	Note Future
17	U.S. Treasury 20 Year	Mar-13	(2,439)	90
	Note Future
44	U.S. Treasury 5 Year	Mar-13	5,444	(27)
	Note Future
2	U.S. Ultra Long Bond	Mar-13	313	(16)
	Future

				$48

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3M US LIBOR	(0.85%)	Sep-17	USD	4,800	$18

37	Payden Mutual Funds

Payden Emerging Markets Bond Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (101%)
Argentina (USD) (0%)
4,190,000	City of Buenos Aires Argentina 144A,
	9.95%, 3/01/17 (a)	$3,624
Belarus (USD) (1%)
10,490,000	Republic of Belarus, 8.75%, 8/03/15 (b)	11,093
Brazil (BRL) (2%)
10,387,000	Brazil Notas do Tesouro Nacional,
	6.00%, 8/15/50	16,228
860,000	Credit Suisse/Nassau, 6.00%, 1/06/14	1,343
		17,571
Brazil (USD) (5%)
3,410,000	Banco do Brasil SA/Cayman 144A,
	6.25%, 12/29/49 (a)	3,393
3,220,000	Banco do Brasil SA/Cayman 144A,
	9.25%, 10/31/49 (a)(b)	3,872
1,160,000	Banco do Brasil SA/Cayman,
	9.25%, 10/31/49 (b)(c)	1,395
5,900,000	Brazilian Government International Bond,
	7.13%, 1/20/37	8,481
4,520,000	Caixa Economica Federal 144A,
	3.50%, 11/07/22 (a)	4,520
5,070,000	Embraer SA, 5.15%, 6/15/22	5,590
4,210,000	Minerva Luxembourg SA 144A,
	7.75%, 1/31/23 (a)	4,326
900,000	Minerva Luxembourg SA 144A,
	12.25%, 2/10/22 (a)	1,103
6,020,000	OGX Petroleo e Gas Participacoes SA 144A,
	8.50%, 6/01/18 (a)	5,644
5,100,000	Petrobras International Finance Co.,
	5.38%, 1/27/21	5,613
4,670,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (a)	5,207
4,580,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)	5,049
6,410,000	Vale Overseas Ltd., 8.25%, 1/17/34	8,588
		62,781
Cayman Islands (USD) (2%)
6,550,000	Baidu Inc., 3.50%, 11/28/22	6,405
5,470,000	Grupo Aval Ltd. 144A, 4.75%, 9/26/22 (a)	5,579
2,645,000	Industrial Senior Trust 144A,
	5.50%, 11/01/22 (a)	2,685
5,140,000	Mongolian Mining Corp. 144A,
	8.88%, 3/29/17 (a)	5,294
4,720,000	Odebrecht Finance Ltd. 144A,
	7.13%, 6/26/42 (a)	5,487
		25,450
Chile (USD) (1%)
7,580,000	Automotores Gildemeister SA 144A,
	8.25%, 5/24/21 (a)	8,490
2,290,000	CFR International SpA 144A,
	5.13%, 12/06/22 (a)	2,374
2,880,000	Corp Nacional del Cobre de Chile 144A,
	3.00%, 7/17/22 (a)	2,844
		13,708
Colombia (COP) (4%)
47,600,000,000	Colombian TES, 11.25%, 10/24/18	35,338

Principal or Shares	Security Description	Value (000)

8,656,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	$5,824
5,620,000,000	Empresa de Telecomunicaciones de Bogota 144A,
	7.00%, 1/17/23 (a)	3,343
		44,505
Colombia (USD) (5%)
10,190,000	Bancolombia SA, 6.13%, 7/26/20	11,336
11,500,000	Colombia Government International Bond,
	7.38%, 9/18/37	16,819
5,350,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)	5,390
8,910,000	Ecopetrol SA, 7.63%, 7/23/19	11,405
4,730,000	Pacific Rubiales Energy Corp. 144A,
	7.25%, 12/12/21 (a)	5,539
5,000,000	Transportadora de Gas Internacional SA ESP
	144A, 5.70%, 3/20/22 (a)	5,631
		56,120
Costa Rica (CRC) (1%)
2,755,000,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	5,706
4,676,800,000	Republic of Costa Rica 144A,
	11.50%, 12/21/22 (a)	11,096
		16,802
Costa Rica (USD) (0%)
3,730,000	Costa Rica Government International Bond
	144A, 4.25%, 1/26/23 (a)(b)	3,842
Croatia (Local Name: Hrvatska) (USD) (1%)
2,960,000	Agrokor DD 144A, 8.88%, 2/01/20 (a)	3,341
4,990,000	Croatia Government International Bond,
	6.25%, 4/27/17 (c)	5,501
3,785,000	Croatia Government International Bond,
	6.38%, 3/24/21 (c)	4,296
1,290,000	Croatia Government International Bond,
	6.75%, 11/05/19 (c)	1,486
2,090,000	Hrvatska Elektroprivreda 144A,
	6.00%, 11/09/17 (a)(b)	2,249
		16,873
Dominica Republic (USD) (3%)
5,860,000	Aeropuertos Dominicanos Siglo XXI SA 144A,
	9.25%, 11/13/19 (a)	6,270
7,000,000	AES Andres Dominicana Ltd. / Itabo Dominicana
	Ltd. 144A, 9.50%, 11/12/20 (a)	7,770
11,020,000	Banco de Reservas de LA Republica Dominicana
	144A, 7.00%, 2/01/23 (a)	11,213
5,580,000	Dominican Republic International Bond 144A,
	7.50%, 5/06/21 (a)	6,403
		31,656
El Salvador (USD) (2%)
7,500,000	Republic of El Salvador 144A,
	5.88%, 1/30/25 (a)	7,875
2,850,000	Republic of El Salvador 144A,
	7.38%, 12/01/19 (a)	3,376
5,250,000	Republic of El Salvador, 7.65%, 6/15/35 (c)	6,208
		17,459
Georgia (USD) (2%)
5,260,000	Georgian Oil and Gas Corp. 144A,
	6.88%, 5/16/17 (a)	5,523

38

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

4,880,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	$5,789
8,960,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	10,662
		21,974
Ghana (USD) (1%)
8,660,000	Republic of Ghana, 8.50%, 10/04/17 (c)	10,111
Hong Kong (USD) (0%)
2,580,000	Pacnet Ltd. 144A, 9.25%, 11/09/15 (a)	2,715
Hungary (USD) (1%)
7,290,000	Republic of Hungary, 6.25%, 1/29/20	8,037
2,240,000	Republic of Hungary, 7.63%, 3/29/41	2,627
		10,664
India (USD) (1%)
7,940,000	ICICI Bank Ltd. 144A, 6.38%, 4/30/22 (a)	8,258
Indonesia (USD) (5%)
3,665,000	Majapahit Holding BV 144A,
	7.88%, 6/29/37 (a)	4,939
12,195,000	Majapahit Holding BV 144A,
	8.00%, 8/07/19 (a)	15,427
12,640,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	14,030
5,030,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (a)	5,445
3,780,000	Republic of Indonesia 144A, 5.25%, 1/17/42 (a)	4,200
7,050,000	Republic of Indonesia, 8.50%, 10/12/35 (c)	10,875
		54,916
Kazakhstan (USD) (3%)
10,790,000	Development Bank of Kazakhstan JSC 144A,
	4.13%, 12/10/22 (a)	11,086
635,000	Development Bank of Kazakhstan JSC 144A,
	5.50%, 12/20/15 (a)	688
11,480,000	Kazakhstan Temir Zholy Finance BV 144A,
	6.38%, 10/06/20 (a)	13,776
4,660,000	Kazakhstan Temir Zholy Finance BV 144A,
	6.95%, 7/10/42 (a)	5,825
7,250,000	KazMunaiGaz Finance Sub BV 144A,
	11.75%, 1/23/15 (a)	8,537
		39,912
Lithuania (USD) (0%)
4,560,000	Republic of Lithuania, 6.13%, 3/09/21 (c)	5,506
Luxembourg (USD) (1%)
4,210,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	4,378
5,890,000	Sberbank of Russia Via SB Capital SA 144A,
	5.13%, 10/29/22 (a)(b)	5,949
		10,327
Mexico (MXN) (3%)
1,010,000	America Movil SAB de CV, 6.45%, 12/05/22	8,400
86,603,000	Mexican Bonos, 8.50%, 11/18/38	8,960
101,243,576	Mexican Udibonos, 2.00%, 6/09/22	8,270
96,430,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	8,499
		34,129
Mexico (USD) (5%)
7,080,000	BBVA Bancomer SA/Texas 144A,
	6.75%, 9/30/22 (a)	8,266
4,774,000	Mexico Government International Bond,
	5.75%, 10/12/10	5,371
5,980,000	Mexico Government International Bond,
	6.75%, 9/27/34	8,133

Principal or Shares	Security Description	Value (000)

9,220,000	Pemex Project Funding Master Trust,
	6.63%, 6/15/35	$11,179
8,150,000	Petroleos Mexicanos, 5.50%, 6/27/44	8,395
5,422,000	Servicios Corporativos Javer SAPI de CV 144A,
	9.88%, 4/06/21 (a)(b)	5,598
4,980,000	Sigma Alimentos SA de CV 144A,
	5.63%, 4/14/18 (a)	5,677
		52,619
Mongolia (USD) (1%)
6,860,000	Republic of Mongolia 144A,
	5.13%, 12/05/22 (a)(b)	6,620
Nigeria (NGN) (0%)
170,000,000	Standard Chartered Bank Hong Kong Ltd. 144A,
	0.00%, 2/11/13 (a)	1,081
Panama (USD) (2%)
5,441,596	ENA Norte Trust 144A, 4.95%, 4/25/23 (a)	5,619
4,260,000	Republic of Panama, 6.70%, 1/26/36	5,740
4,880,000	Republic of Panama, 9.38%, 4/01/29	7,991
		19,350
Paraguay (USD) (1%)
2,610,000	Republic of Paraguay 144A, 4.63%, 1/25/23 (a)	2,597
3,120,000	Telefonica Celular del Paraguay SA 144A,
	6.75%, 12/13/22 (a)	3,393
		5,990
Peru (PEN) (1%)
19,200,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	9,453
Peru (USD) (5%)
5,030,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	5,558
5,090,000	Banco de Credito del Peru 144A,
	6.13%, 4/24/27 (a)(b)	5,663
2,560,000	Corp Azucarera del Peru SA 144A,
	6.38%, 8/02/22 (a)	2,765
6,080,000	Corp Pesquera Inca SAC 144A,
	9.00%, 2/10/17 (a)	6,475
1,870,000	Corp Pesquera Inca SAC, 9.00%, 2/10/17 (b)(c)	1,992
2,950,000	El Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (a)	2,935
4,870,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	5,649
5,140,000	Maestro Peru SA 144A, 6.75%, 9/26/19 (a)(b)	5,446
9,800,000	Republic of Peru, 6.55%, 3/14/37	13,401
1,650,000	Republic of Peru, 8.75%, 11/21/33	2,751
5,770,000	Scotiabank Peru SA 144A,
	4.50%, 12/13/27 (a)(b)	5,727
		58,362
Philippines (PHP) (1%)
116,000,000	Republic of Philippines, 3.90%, 11/26/22	3,075
105,000,000	Republic of Philippines, 6.25%, 1/14/36	3,295
		6,370
Philippines (USD) (4%)
14,120,000	Republic of Philippines, 6.38%, 10/23/34	18,885
14,857,000	Republic of Philippines, 7.75%, 1/14/31	21,673
4,020,000	Republic of Philippines, 8.38%, 6/17/19	5,482
		46,040
Poland (USD) (1%)
8,150,000	Republic of Poland, 3.00%, 3/17/23	7,906
4,730,000	Republic of Poland, 5.00%, 3/23/22	5,451
		13,357

39	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Qatar (USD) (0%)
4,470,000	Republic of Qatar 144A, 5.75%, 1/20/42 (a)	$5,643
Romania (RON) (1%)
18,000,000	Romanian Government Bond, 5.90%, 7/26/17	5,643
18,000,000	Romanian Government Bond, 5.95%, 6/11/21	5,663
		11,306
Romania (USD) (1%)
7,690,000	Romanian Government International Bond
	144A, 6.75%, 2/07/22 (a)	9,287
Russian Federation (RUB) (2%)
172,600,000	AHML Finance Ltd. 144A, 7.75%, 2/13/18 (a)	5,751
528,750,000	ING Americas Issuance BV 144A,
	7.54%, 4/14/21 (a)	18,862
		24,613
Russian Federation (USD) (6%)
4,720,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC
	144A, 7.75%, 4/28/21 (a)	5,466
5,160,000	Brunswick Rail Finance Ltd. 144A,
	6.50%, 11/01/17 (a)	5,540
4,500,000	EuroChem Mineral & Chemical Co. OJSC via
	EuroChem GI Ltd. 144A, 5.13%, 12/12/17 (a)	4,635
3,280,000	Gazprom Neft OAO Via GPN Capital SA 144A,
	4.38%, 9/19/22 (a)	3,309
7,820,000	Gazprom OAO Via Gaz Capital SA 144A,
	4.95%, 7/19/22 (a)(b)	8,211
4,220,000	Gazprom OAO Via Gaz Capital SA,
	7.29%, 8/16/37 (b)(c)	5,296
5,230,000	Home Credit & Finance Bank OOO Via Eurasia
	Capital SA 144A, 9.38%, 4/24/20 (a)	5,652
3,200,000	Russian Foreign Bond - Eurobond 144A,
	5.63%, 4/04/42 (a)	3,760
8,839,999	Russian Foreign Bond - Eurobond,
	7.50%, 3/31/30 (c)	11,068
3,230,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	3,222
4,700,000	Vimpel Communications Via VIP Finance Ireland
	Ltd. OJSC, 9.13%, 4/30/18 (c)	5,605
4,580,000	Vnesheconombank Via VEB Finance PLC,
	6.90%, 7/09/20 (c)	5,525
5,080,000	VTB Bank OJSC Via VTB Capital SA 144A,
	6.95%, 10/17/22 (a)	5,400
		72,689
Saudi Arabia (USD) (1%)
4,670,000	Abu Dhabi National Energy Co. 144A,
	5.88%, 12/13/21 (a)	5,476
5,395,000	Dolphin Energy Ltd. 144A, 5.50%, 12/15/21 (a)	6,231
		11,707
Senegal (USD) (0%)
3,150,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	3,843
Serbia (USD) (2%)
3,680,000	Republic of Serbia 144A, 5.25%, 11/21/17 (a)(b)	3,882
17,540,000	Republic of Serbia 144A, 7.25%, 9/28/21 (a)	20,456
		24,338
Slovenia (USD) (1%)
8,290,000	Republic of Slovenia 144A, 5.50%, 10/26/22 (a)	8,611
South Africa (ZAR) (0%)
3,700,000	Republic of South Africa, 7.00%, 2/28/31	380

Principal or Shares	Security Description	Value (000)
Sri Lanka (LKR) (1%)
681,400,000	Citigroup Funding Inc. 144A,
	7.50%, 8/05/13 (a)	$5,324
390,400,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	2,806
380,000,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	2,731
		10,861
Sri Lanka (USD) (2%)
4,185,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	4,489
8,980,000	Republic of Sri Lanka 144A, 5.88%, 7/25/22 (a)	9,519
5,640,000	Republic of Sri Lanka 144A, 6.25%, 10/04/20 (a)	6,119
		20,127
Turkey (TRY) (0%)
7,930,000	Akbank TAS 144A, 7.50%, 2/05/18 (a)	4,564
Turkey (USD) (4%)
4,830,000	Export Credit Bank of Turkey 144A,
	5.88%, 4/24/19 (a)	5,410
4,590,000	Republic of Turkey, 6.00%, 1/14/41	5,479
4,530,000	Republic of Turkey, 6.25%, 9/26/22	5,538
4,200,000	Republic of Turkey, 6.88%, 3/17/36	5,455
4,130,000	Republic of Turkey, 7.38%, 2/05/25	5,445
4,310,000	Republic of Turkey, 7.50%, 11/07/19	5,484
3,720,000	Republic of Turkey, 8.00%, 2/14/34	5,394
5,120,000	Turkiye Garanti Bankasi AS 144A,
	5.25%, 9/13/22 (a)	5,466
		43,671
Ukraine (USD) (2%)
10,110,000	Ukraine Government International Bond,
	6.75%, 11/14/17 (c)	10,236
8,110,000	Ukraine Government International Bond 144A,
	7.80%, 11/28/22 (a)	8,435
5,170,000	Ukraine Government International Bond,
	9.25%, 7/24/17 (c)	5,648
		24,319
United Kingdom (GHS) (1%)
6,105,000	Standard Chartered Bank 144A,
	23.00%, 8/23/17 (a)	3,981
7,180,000	Standard Chartered Bank 144A,
	24.00%, 5/27/15 (a)	4,319
		8,300
United Kingdom (INR) (1%)
589,000,000	Standard Chartered Bank/Singapore,
	8.15%, 6/15/22	11,244
United Kingdom (NGN) (1%)
1,280,000,000	Standard Chartered Bank 144A,
	0.00%, 2/07/13 (a)	8,137
180,000,000	Standard Chartered Bank 144A,
	0.00%, 5/09/13 (a)	1,113
90,000,000	Standard Chartered Bank 144A,
	0.00%, 5/09/13 (a)	557
		9,807
United States (NGN) (0%)
689,000,000	Citigroup Funding Inc. 144A,
	16.39%, 1/31/22 (a)	5,657
United States (USD) (1%)
5,000,000	Cemex Finance LLC 144A, 9.38%, 10/12/22 (a)	5,675

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

5,630,000	Cielo SA / Cielo USA Inc. 144A,
	3.75%, 11/16/22 (a)	$5,439
		11,114
Uruguay (USD) (1%)
1,400,046	Republic of Uruguay, 7.63%, 3/21/36	2,075
3,061,024	Republic of Uruguay, 8.00%, 11/18/22	4,255
		6,330
Uruguay (UYU) (1%)
88,125,387	Republic of Uruguay, 4.25%, 4/05/27	5,544
102,495,974	Republic of Uruguay, 5.00%, 9/14/18	6,294
		11,838
Venezuela (USD) (6%)
3,060,000	Petroleos de Venezuela SA, 5.25%, 4/12/17 (c)	2,670
5,560,000	Petroleos de Venezuela SA 144A,
	8.50%, 11/02/17 (a)	5,463
12,270,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)	11,718
9,730,000	Republic of Venezuela, 5.75%, 2/26/16 (c)	9,462
9,840,000	Republic of Venezuela, 6.00%, 12/09/20 (c)	8,512
3,380,000	Republic of Venezuela, 7.00%, 3/31/38 (c)	2,763
12,470,000	Republic of Venezuela, 7.65%, 4/21/25	11,410
12,400,000	Republic of Venezuela, 8.25%, 10/13/24 (c)	11,780
3,820,000	Republic of Venezuela, 11.75%, 10/21/26 (c)	4,349
		68,127
Zambia (USD) (1%)
10,867,000	Republic of Zambia 144A, 5.38%, 9/20/22 (a)	11,179
Total Bonds (Cost - $1,084,669)		1,158,793
Investment Company (5%)
55,147,640	Payden Cash Reserves Money Market Fund *
	(Cost - $55,148)	55,148
Total (Cost - $1,139,817) (106%)		1,213,941
Liabilities in excess of Other Assets (-6%)		(63,499)
Net Assets (100%)		$1,150,442

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2013, the total market value of the Fund’s securities on loan is $25,148 and the total market value of the collateral held by the Fund is $26,469. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
3/20/2013	Philippine Peso	HSBC Securities	$141
	(Buy 647,860)
2/27/2013	Russian Ruble	HSBC Securities	56
	(Buy 117,530)

			$197

Liabilities:
4/16/2013	Brazilian Real (Sell 4,979)	HSBC Securities	(68)
3/19/2013	Euro (Sell 1,703)	HSBC Securities	(1)
2/15/2013	Euro (Sell 16,759)	RBS	(1,439)
3/18/2013	Malaysian Ringgit	Barclays	(567)
	(Buy 68,256)

			$(2,075)

Open Credit Default Swap Contracts

Reference Obligations	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)		Value (000s)
Republic of South	(1.00)%	Barclays	Dec-17	USD	13,700	$414
Africa, 6.50%, Apr-14
Republic of South	(1.00)%	Barclays	Dec-17	USD	8,900	269
Africa, 6.50%, Apr-14

						$683

41	Payden Mutual Funds

Payden Emerging Markets Local Bond Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (101%)
Argentina (USD) (0%)
640,000	City of Buenos Aires Argentina 144A,
	9.95%, 3/01/17 (a)	$554
Brazil (BRL) (7%)
1,160,000	Barclays Bank PLC, 0.00%, 2/22/13	596
1,170,000	Barclays Bank PLC, 6.00%, 2/22/13	1,426
790,000	Barclays Bank PLC, 10.00%, 2/22/13	412
2,000,000	Barclays Bank PLC, 10.00%, 3/08/13	1,047
310,000	Brazil Notas do Tesouro Nacional,
	6.00%, 8/15/20	411
1,258,000	Brazil Notas do Tesouro Nacional,
	6.00%, 8/15/50	1,965
1,150,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/17	602
2,930,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21	1,525
990,000	Itau Unibanco Holding SA/Cayman Island 144A,
	10.50%, 11/23/15 (a)	545
1,530,000	Republic of Brazil, 8.50%, 1/05/24	881
		9,410
Brazil (USD) (2%)
1,380,000	Banco do Brasil SA/Cayman 144A,
	6.25%, 12/29/49 (a)	1,373
800,000	OGX Austria GmbH 144A, 8.50%, 6/01/18 (a)	750
590,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)	651
		2,774
Cayman Islands (USD) (0%)
560,000	Mongolian Mining Corp. 144A,
	8.88%, 3/29/17 (a)	577
Chile (CLP) (0%)
97,000,000	Republic of Chile, 5.50%, 8/05/20	231
Chile (USD) (1%)
580,000	Automotores Gildemeister SA 144A,
	8.25%, 5/24/21 (a)	650
Colombia (COP) (7%)
5,400,000,000	Colombian TES, 11.25%, 10/24/18	4,009
851,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	572
630,000,000	Empresa de Telecomunicaciones de Bogota 144A,
	7.00%, 1/17/23 (a)	375
892,000,000	Empresas Publicas de Medellin ESP 144A,
	8.38%, 2/01/21 (a)	588
2,100,000,000	Republic of Colombia, 4.38%, 3/21/23	1,210
743,000,000	Republic of Colombia, 7.75%, 4/14/21	526
1,359,000,000	Republic of Colombia, 9.85%, 6/28/27	1,182
		8,462
Colombia (USD) (1%)
570,000	Transportadora de Gas Internacional SA ESP
	144A, 5.70%, 3/20/22 (a)	642
Costa Rica (CRC) (2%)
312,000,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	646
521,450,000	Republic of Costa Rica 144A,
	11.50%, 12/21/22 (a)	1,237
		1,883

Principal or Shares	Security Description	Value (000)
Dominica Republic (USD) (2%)
660,000	Aeropuertos Dominicanos Siglo XXI SA 144A,
	9.25%, 11/13/19 (a)	$706
480,000	AES Andres Dominicana Ltd. / Itabo Dominicana
	Ltd., 9.50%, 11/12/20 (b)	533
630,000	Banco de Reservas de LA Republica Dominicana
	144A, 7.00%, 2/01/23 (a)	641
		1,880
Georgia (USD) (1%)
570,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	676
Hungary (HUF) (2%)
302,710,000	Hungary Government Bond, 6.75%, 11/24/17	1,463
271,100,000	Hungary Government Bond, 7.50%, 11/12/20 (c)	1,375
		2,838
Indonesia (IDR) (7%)
15,500,000,000	Deutsche Bank AG/London 144A,
	8.25%, 7/19/21 (a)	1,916
9,200,000,000	Deutsche Bank AG/London 144A,
	8.25%, 6/17/32 (a)	1,122
7,200,000,000	Deutsche Bank AG/London 144A,
	8.38%, 9/17/26 (a)	891
1,500,000,000	JPMorgan Chase Bank NA 144A,
	8.38%, 9/17/26 (a)	185
12,800,000,000	JPMorgan Chase Bank NA 144A,
	9.50%, 7/17/31 (a)	1,744
9,620,000,000	JPMorgan Chase Bank NA 144A,
	10.00%, 7/18/17 (a)	1,194
11,400,000,000	Standard Chartered Bank 144A,
	8.38%, 9/17/26 (a)	1,410
3,150,000,000	Standard Chartered PLC 144A,
	8.38%, 9/17/26 (a)	390
		8,852
Luxembourg (USD) (0%)
470,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	489
Malaysia (MYR) (3%)
3,390,000	Malaysia Government Bond, 3.89%, 3/15/27	1,115
4,210,000	Malaysia Government Bond, 4.16%, 7/15/21	1,414
2,360,000	Malaysia Government Bond, 4.39%, 4/15/26	818
		3,347
Mexico (MXN) (11%)
110,000	America Movil SAB de CV, 6.45%, 12/05/22	915
40,000,000	Mexican Bonos, 6.50%, 6/10/21	3,473
16,820,000	Mexican Bonos, 8.00%, 12/17/15	1,445
10,000,000	Mexican Bonos, 8.50%, 5/31/29	1,018
20,450,000	Mexican Bonos, 8.50%, 11/18/38	2,116
15,800,000	Mexican Bonos, 10.00%, 11/20/36	1,851
11,249,286	Mexican Udibonos, 2.00%, 6/09/22	919
18,341,228	Mexican Udibonos, 5.00%, 6/16/16	1,620
10,740,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	947
		14,304
Nigeria (NGN) (1%)
280,000,000	Standard Chartered Bank 144A,
	0.00%, 2/07/13 (a)	1,780
Peru (PEN) (2%)
2,150,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	1,058

42

Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,520,000	Republic of Peru 144A, 7.84%, 8/12/20 (a)	$1,234
1,170,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	635
		2,927
Peru (USD) (1%)
520,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	574
660,000	Corp Pesquera Inca SAC 144A,
	9.00%, 2/10/17 (a)	703
480,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	557
		1,834
Philippines (PHP) (2%)
37,000,000	Republic of Philippines, 3.90%, 11/26/22	981
22,000,000	Republic of Philippines, 4.95%, 1/15/21	625
32,000,000	Republic of Philippines, 6.25%, 1/14/36	1,004
		2,610
Poland (PLN) (8%)
7,770,000	Poland Government Bond, 4.75%, 10/25/16	2,640
3,550,000	Poland Government Bond, 5.25%, 10/25/17	1,239
7,000,000	Poland Government Bond, 5.25%, 10/25/20	2,504
4,740,000	Poland Government Bond, 5.50%, 10/25/19	1,710
4,170,000	Poland Government Bond, 5.75%, 9/23/22	1,552
		9,645
Romania (RON) (1%)
2,000,000	Romanian Government Bond, 5.90%, 7/26/17	627
2,000,000	Romanian Government Bond, 5.95%, 6/11/21	629
		1,256
Russian Federation (RUB) (11%)
37,700,000	AHML Finance Ltd. 144A, 7.75%, 2/13/18 (a)	1,256
59,750,000	Citigroup Funding Inc., 6.90%, 8/05/16	2,047
52,000,000	Deutsche Bank AG/London 144A,
	7.60%, 4/17/21 (a)	1,855
113,220,000	ING Americas Issuance BV 144A,
	7.54%, 4/14/21 (a)	4,039
79,500,000	JPMorgan Chase Bank NA 144A,
	7.60%, 4/16/21 (a)	2,836
18,600,000	Russian Agricultural Bank OJSC Via RSHB
	Capital SA, 8.70%, 3/17/16	637
30,000,000	Russian Foreign Bond - Eurobond,
	7.85%, 3/10/18 (b)	1,089
		13,759
Russian Federation (USD) (1%)
510,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC
	144A, 7.75%, 4/28/21 (a)	591
530,000	Georgian Oil and Gas Corp. 144A,
	6.88%, 5/16/17 (a)	556
480,000	Vimpel Communications Via VIP Finance Ireland
	Ltd. OJSC, 9.13%, 4/30/18 (b)	572
		1,719
South Africa (ZAR) (7%)
18,440,000	Republic of South Africa, 6.25%, 3/31/36	1,653
15,060,000	Republic of South Africa, 7.00%, 2/28/31	1,546
13,810,000	Republic of South Africa, 7.25%, 1/15/20	1,624
27,840,000	Republic of South Africa, 8.00%, 12/21/18	3,417
		8,240
Sri Lanka (LKR) (1%)
114,000,000	Citigroup Funding Inc. 144A,
	7.50%, 8/05/13 (a)	890

Principal or Shares	Security Description	Value (000)

70,000,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	$503
55,200,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	397
		1,790
Thailand (THB) (5%)
40,692,000	Thailand Government Bond, 3.45%, 3/08/19	1,375
31,450,000	Thailand Government Bond, 3.63%, 6/16/23	1,053
57,870,000	Thailand Government Bond, 3.65%, 12/17/21	1,957
38,000,000	Thailand Government Bond, 3.88%, 6/13/19	1,313
31,000,000	Thailand Government Bond, 5.13%, 3/13/18	1,132
		6,830
Turkey (TRY) (10%)
1,570,000	Akbank TAS 144A, 7.50%, 2/05/18 (a)	904
1,447,343	Turkey Government Bond, 3.00%, 2/23/22	971
3,276,159	Turkey Government Bond, 4.50%, 2/11/15	2,040
770,000	Turkey Government Bond, 8.00%, 10/09/13	445
2,110,000	Turkey Government Bond, 8.00%, 6/04/14	1,237
930,000	Turkey Government Bond, 9.00%, 1/27/16	571
4,820,000	Turkey Government Bond, 9.50%, 1/12/22	3,258
4,250,000	Turkey Government Bond, 10.50%, 1/15/20	2,944
		12,370
United Kingdom (GHS) (1%)
1,350,000	Standard Chartered Bank 144A,
	23.00%, 8/23/17 (a)	880
550,000	Standard Chartered Bank 144A,
	24.00%, 5/27/15 (a)	331
		1,211
United Kingdom (INR) (1%)
65,000,000	Standard Chartered Bank/Singapore,
	8.15%, 6/15/22	1,241
United States (NGN) (2%)
162,000,000	Citigroup Funding Inc. 144A,
	16.39%, 1/31/22 (a)	1,330
67,000,000	Citigroup Inc. 144A, 16.39%, 1/31/22 (a)	550
		1,880
Uruguay (UYU) (1%)
10,981,214	Republic of Uruguay, 4.25%, 4/05/27	691
10,783,199	Republic of Uruguay, 5.00%, 9/14/18	662
		1,353
Total Bonds (Cost - $123,304)		128,014
Investment Company (2%)
2,453,515	Payden Cash Reserves Money Market Fund *
	(Cost - $2,454)	2,454
Total (Cost - $125,758) (103%)		130,468
Liabilities in excess of Other Assets (-3%)		(4,140)
Net Assets (100%)		$126,328

All of the securities, except the Payden Cash Reserves Money Market Fund, areheld by the custodian in a segregated account.

43	Payden Mutual Funds

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At January 31, 2013, the total market value of the Fund’s securities on loan is $1,361 and the total market value of the collateral held by the Fund is $1,452. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/16/2013	Brazilian Real (Buy 6,153)	HSBC Securities	$36
3/11/2013	Colombian Peso	Barclays	4
	(Buy 445,000)
3/19/2013	Hungarian Forint	State Street	35
	(Buy 917,200)
3/19/2013	Poland Zloty (Buy 1,216)	Barclays	6
2/27/2013	Russian Ruble	HSBC Securities	99
	(Buy 46,820)
2/27/2013	Russian Ruble	HSBC Securities	7
	(Buy 18,760)
2/27/2013	Russian Ruble	HSBC Securities	6
	(Buy 12,710)
3/18/2013	Thailand Baht	Barclays	49
	(Buy 50,950)

			$242

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
2/15/2013	Euro (Sell 1,907)	RBS	$(164)
3/20/2013	Indonesian Rupiah	Bank of America	(3)
	(Buy 16,424,000)
3/20/2013	Indonesian Rupiah	Standard Bank	(3)
	(Buy 11,360,000)
3/18/2013	Malaysian Ringgit	Barclays	(210)
	(Buy 34,490)
3/18/2013	Malaysian Ringgit	Barclays	(5)
	(Buy 700)
4/30/2013	Mexican Peso (Buy 31,470)	RBS	(2)
3/19/2013	Poland Zloty (Buy 7,286)	Barclays	(7)
4/22/2013	South African Rand	RBS	(10)
	(Buy 29,730)
3/19/2013	Turkish Lira (Sell 172)	HSBC Securities	(2)
3/19/2013	Turkish Lira (Sell 369)	HSBC Securities	(3)

			$(409)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3.27%	KLIB3M	Oct-17	MYR	5,400	$(16)
Barclays	3.29%	KLIB3M	Sep-27	MYR	5,300	(13)
Barclays	3.35%	KLIB3M	Jan-17	MYR	4,000	(3)
Barclays	3.40%	KLIB3M	May-17	MYR	6,700	(2)
Barclays	7.82%	BZDIOVRA	Jan-16	BRL	5,610	(48)
Barclays	9.34%	BZDIOVRA	Jan-14	BRL	10,250	168
JP Morgan	5.80%	MXIBTIIE	Dec-22	MXN	10,000	11

						$97

BZDIOVRA	Brazil Cetip Interbank Deposit Rate
KLIB3M	Klilbor Interbank Offered Rate Fixing 3 Month
MXIBTIIE	Mexico Interbank TIIE 28 Day

Payden Value Leaders Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (89%)
Consumer Discretionary (4%)
50,700	Ltd. Brands Inc.	$2,435
117,900	Regal Entertainment Group (a)	1,760
31,600	Six Flags Entertainment Corp.	1,989
15,800	Wynn Resorts Ltd.	1,978
		8,162
Consumer Staple (7%)
148,200	Altria Group Inc.	4,991
21,500	Kimberly-Clark Corp.	1,925
77,200	Kraft Foods Group Inc.	3,568
64,500	Reynolds American Inc.	2,837
		13,321
Energy (26%)
70,300	Boardwalk Pipeline Partners LP	1,935
43,700	Buckeye Partners LP	2,300
15,000	Chevron Corp.	1,727
87,200	ConocoPhillips	5,058
38,600	Diamond Offshore Drilling Inc. (a)	2,899
150,100	Enbridge Energy Partners LP	4,500
68,700	Energy Transfer Equity LP	3,474
40,500	Energy Transfer Partners LP	1,903
66,000	Enterprise Products Partners LP	3,740
79,200	Kinder Morgan Inc.	2,967
86,100	Plains All American Pipeline LP	4,538
152,600	Regency Energy Partners LP	3,772
71,700	Susser Petroleum Partners LP	2,079
96,500	Targa Resources Partners LP	3,875
81,300	Williams Companies Inc.	2,850
52,300	Williams Partners LP	2,654
		50,271
Financial (2%)
75,400	Federated Investors Inc.	1,784
152,800	People’s United Financial Inc.	1,881
		3,665
Healthcare (7%)
52,500	AbbVie Inc.	1,926
39,400	GlaxoSmithKline Plc - ADR	1,797
107,300	Merck & Co. Inc.	4,641
153,200	Pfizer Inc.	4,179
		12,543
Industrial (2%)
18,300	Lockheed Martin Corp.	1,590
81,400	Waste Management Inc.	2,961
		4,551
Material (3%)
90,200	Dow Chemical Co.	2,904
55,800	LyondellBasell Industries NV, Class A	3,539
		6,443
Real Estate Investment Trust (12%)
95,500	BioMed Realty Trust Inc.	1,943
42,300	Digital Realty Trust Inc. (a)	2,873
228,600	Duke Realty Corp.	3,523
63,400	HCP Inc.	2,941
80,900	Health Care REIT Inc.	5,084

Principal or Shares	Security Description	Value (000)

38,800	Home Properties Inc.	$2,385
94,500	Liberty Property Trust	3,701
		22,450
Technology (4%)
87,000	Intel Corp.	1,830
55,800	Microchip Technology Inc. (a)	1,867
105,400	Paychex Inc. (a)	3,439
		7,136
Telecommunication (8%)
129,300	AT&T Inc.	4,498
95,900	CenturyLink Inc. (a)	3,879
34,200	China Mobile Ltd.	1,871
51,300	Verizon Communications Inc.	2,237
106,100	Vodafone Group PLC	2,899
		15,384
Utility (14%)
68,600	Ameren Corp.	2,225
114,400	American Electric Power Co. Inc.	5,181
37,000	Duke Energy Corp.	2,543
34,500	Integrys Energy Group Inc.	1,887
47,900	National Grid PLC - ADR	2,631
137,800	Pepco Holdings Inc. (a)	2,690
84,100	Southern Co.	3,720
108,900	TECO Energy Inc.	1,935
62,000	Vectren Corp.	1,957
80,000	Westar Energy Inc.	2,406
		27,175
Total Common Stock (Cost - $160,246)		171,101

Preferred Stock (10%)
89,540	Alexandria Real Estate Equities Inc.	2,386
124,500	Ares Capital Corp.	3,373
68,800	DDR Corp.	1,713
73,200	Discover Financial Services	1,867
92,800	First Republic Bank (a)	2,515
99,300	Public Storage	2,607
122,300	US Bancorp	3,512
88,700	Vornado Realty Trust	2,201
Total Preferred Stock (Cost - $19,587)		20,174

Investment Company (10%)
19,849,933	Payden Cash Reserves Money Market Fund *
	(Cost - $19,850)	19,850
Total Investment Company (Cost - $19,850)		19,850
Total (Cost - $199,683) (109%)		211,125
Liabilities in excess of Other Assets (-9%)		(18,164)
Net Assets (100%)		$192,961

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or portion of these securities are on loan. At January 31, 2013, the total market value of the Fund’s securities on loan is $17,488 and the total market value of the collateral held by the Fund is $17,905. Amount in 000s.

45	Payden Mutual Funds

Payden Global Equity Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Foreign Government (16%)
50,000,000	Japan Treasury Discount Bill, 0.09%, 5/10/13 JPY (a)(b)	$548
70,000,000	Japan Treasury Discount Bill, 0.10%, 2/12/13 JPY (a)(b)	767
Total Foreign Government (Cost - $1,467)		1,315

U.S. Treasury (20%)
1,650,000	U.S. Treasury Bill, 0.15%, 4/11/13 (a)(c)
	(Cost - $1,650)	1,650
Exchange Traded Fund (28%)
3,700	DnB OBX NOK (b)	28
6,900	iShares Dow Jones Select Dividend Index Fund	415
1,900	iShares MSCI Canada Index Fund	55
11,900	iShares MSCI Emerging Markets Minimum Volatility Index Fund	725
4,500	iShares MSCI Hong Kong Index Fund	91
5,000	iShares MSCI Italy Index Fund	71
3,900	iShares MSCI South Korea Index Fund (d)	232
9,900	iShares MSCI Switzerland Index Fund	284
9,800	Vanguard FTSE Emerging Markets ETF	437
Total Exchange Traded Fund (Cost - $2,115)		2,338

Investment Company (39%)
1,615,555	Payden Cash Reserves Money Market Fund *	1,615
168,999	Payden Limited Maturity Fund *	1,604
Total Investment Company (Cost - $3,216)		3,219

Total (Cost - $8,448) (103%)		8,522
Liabilities in excess of Other Assets (-3%)		(237)

Net Assets (100%)		$8,285

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Yield to maturity at time of purchase.
(b)	Principal in foreign currency.
(c)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(d)	All or a portion of these securities are on loan. At January 31, 2013, the total market value of the Fund’s securities on loan is $232 and the total market value of the collateral held by the Fund is $238. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/23/2013	Brazilian Real (Buy 117)	HSBC Securities	$1
4/23/2013	British Pound (Buy 13)	Credit Suisse	—
4/23/2013	Canadian Dollar (Buy 8)	Bank of America	—
4/23/2013	Danish Krone (Buy 195)	JP Morgan	1
4/23/2013	Euro (Buy 597)	HSBC Securities	12

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
4/23/2013	Euro (Buy 11)	HSBC Securities	—
4/23/2013	Japanese Yen (Sell 66,629)	RBS	$13
4/23/2013	Norwegian Krone (Buy 6)	JP Morgan	—
4/23/2013	South Korean Won (Sell 139,807)	RBS	4
4/23/2013	Swedish Krona (Buy 626)	JP Morgan	2

			$33

Liabilities:
4/23/2013	Australian Dollar (Buy 20)	Bank of America	—
4/23/2013	British Pound (Buy 417)	Credit Suisse	(5)
4/23/2013	Canadian Dollar (Buy 285)	Bank of America	(4)
4/23/2013	Hong Kong Dollar (Buy 24)	Credit Suisse	—
4/23/2013	Malaysian Ringgit (Buy 58)	HSBC Securities	(1)
4/23/2013	Mexican Peso (Buy 391)	JP Morgan	—
4/23/2013	New Taiwan Dollar (Buy 3,471)	Bank of America	(2)
4/23/2013	Singapore Dollar (Buy 62)	JP Morgan	(1)
4/23/2013	Swiss Franc (Sell 1)	JP Morgan	—

			$(13)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
1	Amsterdam Index Future	Feb-13	$96	$2
8	CAC40 10 Euro Future	Feb-13	405	4
1	DAX Index Future	Mar-13	265	7
7	FTSE 100 Index Future	Mar-13	695	44
2	IBEX 35 Index Future	Feb-13	228	(5)
7	Mexican Bolsa Index Future	Mar-13	251	10
1	MSCI Singapore Index ETS Future	Feb-13	60	—
5	OMXS30 Index Future	Feb-13	92	3
5	Russell 2000 MINI Future	Mar-13	451	28
26	S&P 500 EMINI Index Future	Mar-13	1,941	53
4	S&P Mid 400 EMINI Future	Mar-13	436	32
2	S&P/TSX 60 Index Future	Mar-13	291	10
1	SPI 200 Index Future	Mar-13	126	6
6	Topix Index Future	Mar-13	616	99

				$293

46

Metzler / Payden European Emerging Markets Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (98%)
Consumer Discretionary (3%)
36,750	NG2 SA	$855
480,000	Olympic Entertainment Group AS	1,147
50,779	Tallinna Kaubamaja AS	400
		2,402
Consumer Staple (4%)
12,500	AmRest Holdings SE (a)	352
25,002	Cherkizovo Group OJSC (a)(b)	303
42,000	Eurocash SA	682
700	LPP SA	1,096
55,000	X5 Retail Group NV (a)(b)	935
		3,368
Energy (28%)
23,000	Eurasia Drilling Co. Ltd. (b)	872
160,000	Eurasian Natural Resources Corp. PLC	837
20,000	Gazprom Neft OAO	488
230,000	Gazprom OAO	2,167
84,716	Lukoil OAO	5,718
24,000	MOL Hungarian Oil and Gas PLC	2,066
10,500	NovaTek OAO (b)	1,229
62,000	Polski Koncern Naftowy Orlen SA (a)	981
520,900	Rosneft OAO (b)	4,584
250,000	Surgutneftegas OAO	2,592
27,000	Tatneft OAO	1,247
		22,781
Financial (29%)
2,307,576	Banca Transilvania (a)	995
40,000	Bank Pekao SA	1,966
135,600	BRD-Groupe Societe Generale	370
200,000	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	353
60,000	Erste Group Bank AG (a)	2,019
92,500	Halyk Savings Bank of Kazakhstan JSC (a)(b)	749
120,000	Kazkommertsbank JSC (a)(b)	292
10,500	Komercni Banka AS	2,117
110,000	OTP Bank PLC	2,363
418,937	Powszechna Kasa Oszczednosci Bank Polski SA	4,685
20,000	Powszechny Zaklad Ubezpieczen SA	2,632
425,000	Sberbank of Russia	1,541
100,000	Sberbank of Russia	1,475
125,000	Turkiye Vakiflar Bankasi Tao	365
300,000	VTB Bank OJSC (b)	1,096
		23,018
Industrial (10%)
250,000	Aeroflot - Russian Airlines OJSC	446
2,447,100	Compa-Sibiu (a)	417
420,000	Ferrexpo PLC	1,695
620,000	Impexmetal SA (a)	723
260,000	LSR Group (b)	1,304

Principal or Shares	Security Description	Value (000)

115,000	New World Resources PLC	$529
241,048	Steppe Cement Ltd. (a)	114
790,000	Tallink Group AS (a)	989
80,000	TAV Havalimanlari Holding AS (a)	498
475,000	Trakya Cam Sanayi AS (a)	699
75,000	Wienerberger AG	766
		8,180
Material (16%)
150,000	Evraz PLC	686
13,000	Grupa Kety SA	602
17,500	Jastrzebska Spolka Weglowa SA	531
94,000	Kazakhmys PLC	1,088
48,000	KGHM Polska Miedz SA	2,928
120,000	Mechel	810
159,000	MMC Norilsk Nickel OJSC	3,163
35,000	Novolipetsk Steel OJSC (b)	742
145,000	Petropavlovsk PLC	800
35,000	Polymetal International PLC	595
160,000	Polyus Gold International Ltd. (a)	568
		12,513
Technology (1%)
70,215	M Video OJSC	620
Telecommunication (5%)
155,000	Agora SA	447
85,000	CTC Media Inc.	910
85,000	Sistema JSFC (b)	1,870
335,000	TVN SA	1,050
		4,277
Utility (2%)
8,000	CEZ AS	259
185,000	PGE SA	1,019
		1,278
Total Common Stock (Cost - $70,639)		78,437

Investment Company (2%)
1,917,348	Payden Cash Reserves Money Market Fund *
	(Cost - $1,917)	1,917
Total (Cost - $72,556) (100%)		80,354
Liabilities in excess of Other Assets (0%)		(1)

Net Assets (100%)		$80,353

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Non-income producing security.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

47	Payden Mutual Funds

Payden / Kravitz Cash Balance Plan Fund

Schedule of Investments - January 31, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (3%)
440,445	Bear Stearns Asset Backed Securities Trust,
	0.80%, 8/25/34	$429
1,190,000	Capital One Multi-Asset Execution Trust,
	5.05%, 2/15/16	1,202
487,549	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	558
400,000	Mercedes-Benz Auto Receivables Trust,
	1.22%, 12/15/17	404
31,971	Residential Asset Mortgage Products Inc.,
	4.62%, 3/25/33	32
214,966	Residential Asset Securities Corp. Trust,
	4.71%, 11/25/33	207
637,398	Soundview Home Equity Loan Trust,
	0.28%, 6/25/37	604
180,779	Terwin Mortgage Trust 144A,
	0.96%, 1/25/35 (a)	174
Total Asset Backed (Cost - $3,500)		3,610
Corporate Bond (58%)
910,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (a)	915
300,000	ABN AMRO Bank NV Sales Tax 144A,
	1.38%, 1/22/16 (a)	300
10,200,000	AHML Finance Ltd. 144A, 7.75%, 2/13/18
	RUB (a)(b)	340
450,000	Aircastle Ltd., 6.75%, 4/15/17	497
145,000	Alliance One International Inc.,
	10.00%, 7/15/16	155
640,000	Amazon.com Inc., 1.20%, 11/29/17	634
400,000	American Honda Finance Corp. 144A,
	1.00%, 8/11/15 (a)	402
150,000	Amsted Industries Inc. 144A, 8.13%, 3/15/18 (a)	161
600,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	609
285,000	Apria Healthcare Group Inc.,
	12.38%, 11/01/14 (c)	283
420,000	ARAMARK Corp., 8.50%, 2/01/15	423
340,000	Arch Coal Inc., 8.75%, 8/01/16 (c)	351
300,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	304
450,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 4.88%, 11/15/17 (a)	461
70,000	B&G Foods Inc., 7.63%, 1/15/18	76
310,000	Baidu Inc., 2.25%, 11/28/17	311
510,000	Banco Bradesco SA/Cayman 144A,
	2.41%, 5/16/14 (a)	514
760,000	Banco de Credito e Inversiones 144A,
	3.00%, 9/13/17 (a)	778
640,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	641
510,000	Banco do Brasil SA/Cayman, 3.88%, 10/10/22	506
390,000	Banco do Brasil SA/Cayman 144A,
	4.50%, 1/22/15 (a)(c)	409
910,000	Bank of America Corp., 1.25%, 1/11/16	905
700,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	733
665,000	Bank of Montreal, 1.40%, 9/11/17 (c)	664
640,000	Bank of Nova Scotia, 1.38%, 12/18/17	640

Principal or Shares	Security Description	Value (000)

236,000	Bausch & Lomb Inc., 9.88%, 11/01/15	$244
280,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	280
410,000	Berry Plastics Corp., 8.25%, 11/15/15	429
675,000	Best Buy Co. Inc., 3.75%, 3/15/16 (c)	662
640,000	Block Financial LLC, 5.50%, 11/01/22	659
300,000	Boyd Gaming Corp., 6.75%, 4/15/14	300
480,000	BRE Properties Inc., 5.50%, 3/15/17	545
200,000	Brunswick Rail Finance Ltd. 144A,
	6.50%, 11/01/17 (a)	215
276,000	Bumble Bee Acquisition Corp. 144A,
	9.00%, 12/15/17 (a)	304
145,000	Cablevision Systems Corp., 8.63%, 9/15/17	171
200,000	Caixa Economica Federal 144A,
	2.38%, 11/06/17 (a)	196
270,000	Calpine Corp. 144A, 7.25%, 10/15/17 (a)	288
535,000	Canadian Imperial Bank of Commerce/Canada,
	1.55%, 1/23/18	534
420,000	Caterpillar Financial Services Corp.,
	1.25%, 11/06/17	419
140,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	148
375,000	CC Holdings GS V LLC 144A,
	2.38%, 12/15/17 (a)	376
300,000	Central Garden and Pet Co., 8.25%, 3/01/18	313
450,000	CHC Helicopter SA, 9.25%, 10/15/20	484
1,250,000	Chevron Corp., 2.36%, 12/05/22	1,228
505,000	Chubb Corp., 6.38%, 3/29/67	552
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18 (c)	159
260,000	CIT Group Inc., 4.25%, 8/15/17	270
530,000	Citigroup Inc., 1.25%, 1/15/16	528
360,000	Commonwealth Bank of Australia 144A,
	1.04%, 3/17/14 (a)	363
1,060,000	ConAgra Foods Inc., 2.10%, 3/15/18 (c)	1,070
300,000	CONSOL Energy Inc., 8.00%, 4/01/17	326
370,000	Constellation Brands Inc., 7.25%, 9/01/16	426
300,000	Cott Beverages Inc., 8.38%, 11/15/17	326
400,000	Cricket Communications Inc., 7.75%, 5/15/16	423
293,000	CVS Caremark Corp., 5.75%, 6/01/17	347
990,000	Daimler Finance North America LLC 144A,
	0.91%, 1/09/15 (a)	990
600,000	Dean Foods Co., 3.55%, 4/02/17	601
330,000	Denbury Resources Inc., 9.75%, 3/01/16	348
550,000	Dollar General Corp., 4.13%, 7/15/17	583
580,000	DR Horton Inc., 3.63%, 2/15/18	587
260,000	E*TRADE Financial Corp., 6.00%, 11/15/17	270
400,000	Easton-Bell Sports Inc., 9.75%, 12/01/16	432
260,000	Eaton Corp. 144A, 1.50%, 11/02/17 (a)	260
320,000	Ecolab Inc., 1.45%, 12/08/17	318
165,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (a)	174
400,000	ERAC USA Finance LLC 144A,
	2.25%, 1/10/14 (a)	405
95,000	ERAC USA Finance LLC 144A,
	3.30%, 10/15/22 (a)	94
315,000	Exelon Corp., 4.90%, 6/15/15	343
300,000	First Data Corp., 9.88%, 9/24/15 (c)	309
350,000	FMG Resources August 2006 Pty Ltd. 144A,
	7.00%, 11/01/15 (a)	367
350,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	355

48

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)
300,000	Ford Motor Credit Co. LLC, 4.25%, 2/03/17	$320
530,000	Freeport-McMoRan Copper & Gold Inc.,
	2.15%, 3/01/17	534
6,000	Frontier Communications Corp.,
	8.25%, 5/01/14	6
590,000	Gazprom OAO Via Gaz Capital SA 144A,
	3.85%, 2/06/20 (a)	590
930,000	General Electric Capital Corp., 0.91%, 1/08/16	933
450,000	General Electric Capital Corp., 6.38%, 11/15/67	474
740,000	General Electric Co., 0.85%, 10/09/15	742
600,000	General Motors Financial Co. Inc. 144A,
	4.75%, 8/15/17 (a)	628
610,000	Goldman Sachs Group Inc., 1.60%, 11/23/15	613
500,000	Goodyear Tire & Rubber Co., 0.00%, 4/30/19	508
890,000	Google Inc., 3.63%, 5/19/21	981
640,000	Hana Bank 144A, 1.38%, 2/05/16 (a)	638
150,000	Hanesbrands Inc., 8.00%, 12/15/16	164
780,000	Harley-Davidson Financial Services Inc. 144A,
	2.70%, 3/15/17 (a)	802
675,000	HCA Inc., 3.56%, 5/01/18	682
435,000	HDTFS Inc. 144A, 5.88%, 10/15/20 (a)	464
860,000	Heineken NV 144A, 1.40%, 10/01/17 (a)	854
610,000	Huntsman International LLC, 4.88%, 11/15/20	619
640,000	Hutchison Whampoa International 12 II Ltd.
	144A, 2.00%, 11/08/17 (a)	637
540,000	Hyundai Capital America 144A,
	2.13%, 10/02/17 (a)	541
370,000	IAC/InterActiveCorp 144A, 4.75%, 12/15/22 (a)	369
430,000	Icahn Enterprises LP, 7.75%, 1/15/16	447
145,000	Ingles Markets Inc., 8.88%, 5/15/17	154
665,000	Ingredion Inc., 3.20%, 11/01/15	697
770,000	Intel Corp., 1.35%, 12/15/17	768
450,000	International Lease Finance Corp.,
	5.65%, 6/01/14	473
150,000	Jarden Corp., 7.50%, 5/01/17	170
535,000	Johnson & Johnson, 4.85%, 5/15/41	634
670,000	JPMorgan Chase & Co., 1.20%, 1/25/18	674
640,000	Kennametal Inc., 2.65%, 11/01/19	640
610,000	KeyBank NA/Cleveland OH, 1.65%, 2/01/18	613
40,000	Kodiak Oil & Gas Corp. 144A,
	5.50%, 1/15/21 (a)	40
290,000	Korea Development Bank, 1.00%, 1/22/16	288
700,000	Korea Gas Corp. 144A, 2.25%, 7/25/17 (a)	710
435,000	Kroger Co., 3.90%, 10/01/15	468
515,000	Legg Mason Inc. 144A, 6.00%, 5/21/19 (a)	566
640,000	Lennar Corp. 144A, 4.13%, 12/01/18 (a)	642
330,000	Masco Corp., 6.13%, 10/03/16	370
215,000	MassMutual Global Funding II 144A,
	0.81%, 9/27/13 (a)	216
180,000	Memorial Sloan-Kettering Cancer Center,
	4.13%, 7/01/52	172
270,000	MetLife Institutional Funding II 144A,
	1.21%, 4/04/14 (a)	272
1,270,000	Microsoft Corp., 2.13%, 11/15/22	1,231
550,000	Mongolian Mining Corp. 144A,
	8.88%, 3/29/17 (a)	566
350,000	Murphy Oil Corp., 2.50%, 12/01/17	352

Principal or Shares	Security Description	Value (000)

515,000	Murphy Oil Corp., 4.00%, 6/01/22	$508
570,000	National Australia Bank Ltd. 144A,
	0.60%, 1/22/15 (a)	570
925,000	National Australia Bank Ltd. 144A,
	2.00%, 6/20/17 (a)	953
755,000	Nissan Motor Acceptance Corp. 144A,
	1.95%, 9/12/17 (a)	764
160,000	NOVA Chemicals Corp., 8.38%, 11/01/16	175
630,000	NYSE Euronext, 2.00%, 10/05/17	644
560,000	OGX Petroleo e Gas Participacoes SA 144A,
	8.50%, 6/01/18 (a)	525
360,000	Owens-Brockway Glass Container Inc.,
	7.38%, 5/15/16	416
420,000	Packaging Dynamics Corp. 144A,
	8.75%, 2/01/16 (a)	441
145,000	Penn National Gaming Inc., 8.75%, 8/15/19	166
1,270,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.88%, 7/17/18 (a)	1,263
520,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20	578
250,000	PNC Bank NA, 0.61%, 1/28/16	251
300,000	President and Fellows of Harvard College 144A,
	6.50%, 1/15/39 (a)	425
150,000	Principal Life Global Funding II 144A,
	1.00%, 12/11/15 (a)	150
260,000	Revlon Consumer Products Corp.,
	9.75%, 11/15/15	276
40,000	Rockies Express Pipeline LLC 144A,
	6.00%, 1/15/19 (a)	39
290,000	Ryder System Inc., 3.50%, 6/01/17	307
440,000	Sabine Pass LNG LP, 7.50%, 11/30/16	491
380,000	SandRidge Energy Inc., 9.88%, 5/15/16	408
335,000	Seagate Technology HDD Holdings,
	6.80%, 10/01/16	379
520,000	Senior Housing Properties Trust,
	4.30%, 1/15/16	540
210,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	209
720,000	Simon Property Group LP 144A,
	1.50%, 2/01/18 (a)	714
420,000	SUPERVALU Inc., 7.50%, 11/15/14 (c)	424
315,000	Susser Holdings LLC, 8.50%, 5/15/16	335
315,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.90%, 3/22/23 (a)	316
630,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	633
435,000	Tenet Healthcare Corp. 144A, 4.75%, 6/01/20 (a)	439
450,000	Tesoro Corp., 4.25%, 10/01/17	469
315,000	Teva Pharmaceutical Finance III BV,
	0.81%, 3/21/14	317
530,000	Toyota Motor Credit Corp., 1.25%, 10/05/17	528
420,000	Toys R US - Delaware Inc. 144A,
	7.38%, 9/01/16 (a)(c)	433
590,000	Transocean Inc., 2.50%, 10/15/17	593
290,000	Union Bank NA, 2.13%, 12/16/13	294
150,000	United States Steel Corp., 7.38%, 4/01/20 (c)	160
700,000	University of Notre Dame du Lac,
	3.72%, 3/01/43	658
260,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)	287

49	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

380,000	Vanguard Natural Resources LLC / VNR Finance
	Corp., 7.88%, 4/01/20	$402
500,000	Verizon Communications Inc., 0.70%, 11/02/15	500
420,000	Volkswagen International Finance NV 144A,
	0.91%, 11/20/14 (a)	420
850,000	Wal-Mart Stores Inc., 5.63%, 4/15/41	1,071
630,000	WellPoint Inc., 1.88%, 1/15/18	634
890,000	Wells Fargo & Co., 1.50%, 1/16/18	889
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	170
680,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	706
720,000	WPX Energy Inc., 5.25%, 1/15/17	756
920,000	Xstrata Finance Canada Ltd. 144A,
	2.45%, 10/25/17 (a)	929
16,000	Yankee Candle Co. Inc., 8.50%, 2/15/15	16
Total Corporate Bond (Cost - $76,562)		77,866
Foreign Government (2%)
1,000,000	Chile Government International Bond,
	3.25%, 9/14/21	1,070
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (b)	851
470,000	Republic of Ghana, 8.50%, 10/04/17 (d)	549
Total Foreign Government (Cost - $2,348)		2,470
Mortgage Backed (29%)
984,062	Adjustable Rate Mortgage Trust,
	3.23%, 3/25/37	726
317,827	Bank of America Mortgage Securities Inc.,
	2.90%, 10/20/32	328
1,222,330	Chase Mortgage Finance Corp., 6.00%, 5/25/37	1,089
1,586,015	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	1,320
1,268,838	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	1,056
5,244,989	FHR 4065 IO, 4.00%, 6/15/32	1,348
1,713,567	FHR 4093 IO, 6.49%, 1/15/38	454
3,353,710	FN AL3015 ARM, 1.96%, 1/01/43	3,467
1,950,000	FN MA1341 10YR, 2.50%, 1/01/43	2,032
5,710,000	FNMA, 2.50%, 15YR TBA (e)	5,913
1,198,627	GN 734089 30YR, 4.00%, 12/15/40	1,316
500,000	Granite Master Issuer PLC, 1.07%, 12/17/54	435
765,182	Harborview Mortgage Loan Trust,
	3.07%, 1/19/35	698
229,426	HomeBanc Mortgage Trust, 1.06%, 8/25/29	208
362,221	JP Morgan Mortgage Trust, 6.00%, 7/25/36	336
772,645	JP Morgan Mortgage Trust, 6.00%, 6/25/37	693
180,146	Long Beach Mortgage Loan Trust,
	6.01%, 8/25/33	152
321,127	MLCC Mortgage Investors Inc., 2.37%, 2/25/36	313
509,924	Morgan Stanley Mortgage Loan Trust,
	3.05%, 1/25/35	469
219,697	Morgan Stanley Mortgage Loan Trust,
	5.50%, 11/25/35	226
831,529	MortgageIT Trust, 0.57%, 12/25/34	823
976,330	ORES NPL LLC 144A, 4.00%, 9/25/44 (a)	979
595,526	Prime Mortgage Trust, 5.00%, 10/25/35	583
280,131	Residential Asset Mortgage Products Inc.,
	6.50%, 4/25/34	288
249,041	S2 Hospitality LLC 144A, 4.50%, 4/01/25 (a)	249

Principal or Shares	Security Description	Value (000)

961,740	Sequoia Mortgage Trust, 3.50%, 4/25/42	$989
460,000	Springleaf Mortgage Loan Trust 144A,
	3.56%, 12/25/59 (a)	462
744,165	Structured Adjustable Rate Mortgage Loan Trust,
	2.75%, 8/25/34	744
67,707	Structured Adjustable Rate Mortgage Loan Trust,
	2.76%, 8/25/34	67
505,475	Structured Asset Mortgage Investments Inc.,
	0.90%, 1/19/34	504
250,428	Structured Asset Mortgage Investments Inc.,
	2.08%, 10/19/34	200
500,369	Structured Asset Mortgage Investments Inc.,
	2.34%, 5/25/36	318
378,707	Structured Asset Mortgage Investments Inc.,
	2.48%, 10/19/34	371
208,671	Structured Asset Mortgage Investments Inc.,
	3.90%, 7/25/32	214
2,960,135	Vendee Mortgage Trust IO, 3.75%, 12/15/33	428
1,996,092	Vericrest Opportunity Loan Transferee 144A,
	2.73%, 11/25/60 (a)	2,005
39,074	Vericrest Opportunity Loan Trust 2012-NPL1
	144A, 4.21%, 3/25/49 (a)	39
400,000	Vericrest Opportunity Loan Trust 2012-NPL1
	144A, 8.11%, 3/25/49 (a)	404
1,837,771	WaMu Mortgage Pass Through Certificates,
	2.56%, 7/25/37	1,450
476,523	WaMu Mortgage Pass Through Certificates,
	2.69%, 9/25/36	396
1,320,337	WaMu Mortgage Pass Through Certificates,
	2.77%, 10/25/36	1,118
1,211,064	WaMu Mortgage Pass Through Certificates,
	5.02%, 9/25/36	1,010
1,358,254	WaMu Mortgage Pass Through Certificates,
	5.14%, 2/25/37	1,316
777,659	WaMu Mortgage Pass Through Certificates,
	5.75%, 10/25/36	695
723,951	Wells Fargo Mortgage Backed Securities Trust,
	2.63%, 6/25/35	263
1,161,568	Wells Fargo Mortgage Backed Securities Trust,
	2.63%, 9/25/34	939
Total Mortgage Backed (Cost - $36,998)		39,433
Municipal (2%)
270,000	Commonwealth of Virginia, 3.05%, 6/01/20	291
1,000,000	Missouri State Health & Educational Facilities
	Authority, 3.54%, 2/15/33	998
955,000	Texas State, 5.52%, 4/01/39	1,217
575,000	Utah Transit Authority, 5.94%, 6/15/39	746
Total Municipal (Cost - $3,320)		3,252
NCUA Guaranteed (1%)
291,633	NCUA Guaranteed Notes Trust 2010-R2,
	0.58%, 11/06/17	292
502,214	NCUA Guaranteed Notes Trust 2010-R3,
	0.77%, 12/08/20	505
Total NCUA Guaranteed (Cost - $794)		797
U.S. Treasury (16%)
17,000,000	U.S. Treasury Bill, 0.03%, 2/07/13 (f)	17,000

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

4,900,000	U.S. Treasury Bill, 0.09%, 7/11/13 (f)(g)	$4,898
Total U.S. Treasury (Cost - $21,898)		21,898
Purchased Call Options (0%)
416	U.S. Ultra Long Bond, 158, 3/16/13
	(Cost - $34)	7
Purchased Put Options (0%)
38	S & P 500 Index, 1420, 4/20/13	61
76	S & P 500 Index, 1490, 2/16/13	101
1,460	U.S. Ultra Long Bond, 135, 3/16/13	68
Total Purchased Put Options (Cost - $264)		230
Investment Company (6%)
8,099,718	Payden Cash Reserves Money Market Fund *
	(Cost - $8,100)	8,100
Total (Cost - $153,818) (117%)		157,663
Liabilities in excess of Other Assets (-17%)		(22,614)
Net Assets (100%)		$135,049

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At January 31, 2013, the total market value of the Fund’s securities on loan is $3,379 and the total market value of the collateral held by the Fund is $3,527. Amounts in 000s.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Security was purchased on a delayed delivery basis. (f) Yield to maturity at time of purchase.
(g)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
2/26/2013	Canadian Dollar	RBC Capital	$(26)
	(Buy 1,970)
3/18/2013	Malaysian Ringgit	Barclays	(31)
	(Buy 4,038)
4/30/2013	Mexican Peso (Buy 5,780)	RBS	—

			$(57)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
27	E-MINI S & P 500 Cons Discret Sector IX	Mar-13	$(1,356)	$6
18	EMINI S & P 500 Energy Sector Index	Mar-13	1,391	18
40	U.S. Treasury 10 Year Note Future	Mar-13	(5,251)	21
7	U.S. Treasury 20 Year Note Future	Mar-13	(1,005)	38
57	U.S. Treasury 5 Year Note Future	Mar-13	(7,053)	11
11	U.S. Ultra Long Bond Future	Mar-13	(1,722)	90

				$184

Open Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Counterparty	Expiration Date	Notional Principal (000s)		Value (000s)
CDX.NA.HY., 0.18%, Jun-17	(5.00)%	Barclays	Jun-17	USD	5,940	$(189)
CDX.NA.HY., 0.18%, Jun-17	(5.00)%	Barclays	Jun-17	USD	2,970	(95)
CDX.NA.IG., 0.18%, Jun-17	(1.00)%	RBS	Jun-17	USD	2,500	(23)
Federal Republic of Germany, 6%, Jun-16	(0.25)%	RBS	Sep-16	USD	2,000	4
Republic of South Africa, 6.50%, Jun-14	(1.00)%	Barclays	Dec-17	USD	2,800	85
U.S. Treasury, 0.25%, Sep-16	(0.25)%	RBS	Sep-16	EUR	1,000	2

						$(216)

Open Total Return Swap Contracts

Reference Obligations	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)		Value (000s)
FNMA 4% 30 Year ISO	4.00%	1M LIBOR	Barclays	Jan-41	USD	1,876	$22

51	Payden Mutual Funds

Put Options Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
76	S & P 500 Index, 1460	Feb-13	$(48)	$13
33	U.S. Ultra Long Bond,	Mar-13	(95)	(31)
	146

				$(18)

52

Notes to Financial Statements

January 31, 2013

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its eighteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which a Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

53	Payden Mutual Funds

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

54

Notes to Financial Statements continued

Swap Contracts

Some Funds may enter into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract. The Funds and counterparties have agreed to exchange interest payments based on a notional principal amount.

The Funds may enter into credit default swap agreements. The counterparty to the agreement agrees to receive/pay the Fund an annuity premium which is based on a notional principal amount of a specific security/index. The annuity premium is paid/received by the Fund until a credit event (e.g. grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) occurs or until the agreement matures. If a credit event occurs, the Fund will receive/pay the notional amount at par and pay/receive the defaulted security or cash equivalent.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Value Leaders Fund was as follows:

	Number of Contracts	Premiums
Written Options
Options outstanding at October 31, 2012	150	$82,198
Options written	362	29,901
Options expired	—	—
Options exercised	—	—
Options closed	(512)	(112,099)

Options outstanding at January 31, 2013	—	—

55	Payden Mutual Funds

Written option activity for the P/K Cash Balance Plan Fund was as follows:

	Number of Contracts	Premiums
Written Options
Options outstanding at October 31, 2012	—	—
Options written	1,257	$318,895
Options expired	—	—
Options exercised	—	—
Options closed	(1,148)	(193,082)

Options outstanding at January 31, 2013	$109	$125,813

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended January 31, 2013 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	6%	0%	0%	0%
Low Duration	4%	0%	10%	0%
Core Bond	0%	2%	17%	0%
Corporate Bond	3%	1%	16%	0%
Global Low Duration	14%	0%	6%	0%
Global Fixed Income	43%	0%	33%	0%
Emerging Markets Bond	1%	2%	5%	0%
Emerging Markets Local Bond	21%	0%	20%	0%
Global Equity	15%	0%	74%	0%
P/K Cash Balance Plan	1%	20%	18%	0%

TBA Sale Commitment

Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Notes to Financial Statements continued

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market and M/P European Emerging Markets) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the statements of operations. The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2012	Purchases	Sales	Dividends	Value January 31, 2013
Investments in Cash Reserves Money Market Fund
Limited Maturity	$2,810,577	$209,273,348	$210,032,924	$165	$2,051,001
Low Duration	22,302,810	313,603,868	320,642,374	240	15,264,304
U.S. Government	4,765,068	493,580,776	489,603,598	362	8,742,246
GNMA	23,816,038	786,218,327	807,627,180	665	2,407,185
Core Bond	6,469,435	505,942,112	506,110,189	413	6,301,358
Corporate Bond	1,548,795	58,640,308	57,552,292	50	2,636,811
High Income	114,285,189	1,757,945,081	1,772,951,207	1,279	99,279,063
Global Low Duration	2,262,703	56,026,975	55,865,835	40	2,423,843
Global Fixed Income	2,628,647	27,538,019	29,331,437	21	835,229
Emerging Markets Bond	79,176,705	1,282,313,490	1,306,342,525	982	55,147,670
Emerging Markets Local Bond	4,955,134	99,846,785	102,348,404	81	2,453,515
Value Leaders	5,759,880	112,954,927	98,864,874	72	19,849,933
Global Equity	1,300,106	76,741,090	76,425,641	60	1,615,555
M/P European Emerging Markets	28,075	59,697,483	57,808,210	39	1,917,348
P/K Cash Balance Plan Fund	13,044,091	136,163,499	141,107,872	97	8,099,718
Investments in High Income Fund — Investor Class
Core Bond	$24,561,441	—	$4,100,000	$345,847	$20,798,361
Corporate Bond	837,931	—	—	13,218	849,425
Global Fixed Income	3,846,934	—	—	60,686	3,899,704

57	Payden Mutual Funds

Fund	Value October 31, 2012	Purchases	Sales	Dividends	Value January 31, 2013
Investments in Emerging Markets Bond Fund — Institutional Class
Core Bond	$23,379,833	—	$1,600,000	$307,887	$21,748,796
Global Fixed Income	6,434,781	—	—	88,968	6,418,089
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$15,360,000	—	$1,950,000	$186,458	$14,030,949
Global Fixed Income	1,812,302	—	—	23,875	1,888,404
Investments in Limited Maturity Bond Fund
Global Equity	$1,002,114	$600,000	—	$1,459	$1,603,804

3. Related Party Transactions

Payden & Rygel, Metzler/Payden and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets
	Between 0–500 Million	Between 0.5–1 Billion	Between 1–2 Billion	Over 2 Billion	Expense Guarantee	Current Voluntary Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Global Equity	0.95%	0.95%	0.95%	0.95%	1.50%	n/a
M/P European Emerging Markets	0.75%	0.75%	0.75%	0.75%	1.50%	n/a
P/K Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2013 (exclusive of interest and taxes).

Each Fund remains liable to its respective Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Notes to Financial Statements continued

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Value Leaders, and Payden/Kravitz Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments (Fixed income-Asset Backed, Commercial Paper, Corporate, Government, Mortgage Backed, Municipal and U.S. Government Agency, Equity-Common Stocks, Exchange Traded Funds and Investment Company).

Table 1.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Repurchase Agreement	$ —	$—	$151,000	$—	$—	$—	$151,000
U.S. Government Agency	—	—	173,549	—	—	—	173,549
U.S. Government	—	—	45,055	—	—	—	45,055
Investment Company	5,092	—	—	—	—	—	5,092

Limited Maturity
Asset Backed	—	—	49,605	—	—	—	49,605
Commercial Paper	—	—	23,043	—	—	—	23,043
Corporate Bond	—	—	139,398	—	—	—	139,398
Foreign Government	—	—	6,331	—	—	—	6,331
Mortgage Backed	—	—	32,819	—	—	—	32,819
Municipal	—	—	6,952	—	—	—	6,952
U.S. Government	—	—	63,300	—	—	—	63,300
Investment Company	2,051	—	—	—	—	—	2,051

59	Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Low Duration
Asset Backed	$ —	$—	$ 26,118	$—	$—	$—	$ 26,118
Commercial Paper	—	—	3,396	—	—	—	3,396
Corporate Bond	—	—	388,289	—	—	—	388,289
Foreign Government	—	—	5,222	—	—	—	5,222
Mortgage Backed	—	—	104,755	—	—	—	104,755
Municipal	—	—	1,525	—	—	—	1,525
U.S. Government	—	—	76,265	—	—	—	76,265
Investment Company	15,264	—	—	—	—	—	15,264

U.S. Government
Mortgage Backed	—	—	110,722	—	—	—	110,722
U.S. Government	—	—	26,560	—	—	—	26,560
Investment Company	8,742	—	—	—	—	—	8,742

GNMA
Mortgage Backed	—	—	1,190,104	—	—	—	1,190,104
Options	250	—	—	—	—	—	250
U.S. Government	—	—	52,539	—	—	—	52,539
Investment Company	2,407	—	—	—	—	—	2,407

Core Bond
Asset Backed	—	—	4,067	—	—	—	4,067
Corporate Bond	—	—	289,315	—	—	—	289,315
Foreign Government	—	—	4,691	—	—	—	4,691
Mortgage Backed	—	—	196,827	—	—	—	196,827
Municipal	—	—	2,192	—	—	—	2,192
U.S. Government	—	—	116,426	—	—	—	116,426
Investment Company	57,117	—	—	—	—	—	57,117

Corporate Bond
Corporate Bond	—	—	50,301	—	—	—	50,301
Preferred Stock	1,373	—	—	—	—	—	1,373
U.S. Government	—	—	4,265	—	—	—	4,265
Investment Company	1,993	—	—	—	—	—	1,993

High Income
Corporate Bond	—	—	1,106,376	—	—	—	1,106,376
Investment Company	99,279	—	—	—	—	—	99,279

Tax Exempt Bond
Municipal	—	—	12,131	—	—	—	12,131
Investment Company	487	—	—	—	—	—	487

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
California Municipal Bond
Municipal	$ —	$—	$48,538	$—	$—	$—	$48,538
Investment Company	882	—	—	—	—	—	882

Global Low Duration
Asset Backed	—	—	4,126	—	—	—	4,126
Corporate Bond	—	—	51,347	—	—	—	51,347
Foreign Government	—	—	3,441	—	—	—	3,441
Mortgage Backed	—	—	12,332	—	—	—	12,332
U.S. Government	—	—	9,048	—	—	—	9,048
Investment Company	2,424	—	—	—	—	—	2,424

Global Fixed Income
Corporate Bond	—	—	14,843	—	—	—	14,843
Foreign Government	—	—	14,165	—	—	—	14,165
Mortgage Backed	—	—	885	—	—	—	885
Municipal	—	—	485	—	—	—	485
U.S. Government	—	—	4,281	—	—	—	4,281
Investment Company	13,041	—	—	—	—	—	13,041

Emerging Markets Bond
Commercial Paper	—	—	2,751	—	—	—	2,751
Corporate Bond	—	—	576,705	—	—	—	576,705
Foreign Government	—	—	565,334	—	—	—	565,334
Municipal	—	—	14,003	—	—	—	14,003
Investment Company	55,148	—	—	—	—	—	55,148

Emerging Markets Local Bond
Corporate Bond	—	—	48,617	—	—	—	48,617
Foreign Government	—	—	76,383	—	—	—	76,383
Municipal	—	—	3,014	—	—	—	3,015
Investment Company	2,454	—	—	—	—	—	2,453

Value Leaders
Common Stock	171,101	—	—	—	—	—	171,101
Preferred Stock	20,174	—	—	—	—	—	20,174
Investment Company	19,850	—	—	—	—	—	19,850

Global Equity
Foreign Government	—	—	1,315	—	—	—	1,315
U.S. Government	—	—	1,650	—	—	—	1,650
Exchange Traded Fund	2,338	—	—	—	—	—	2,338
Investment Company	3,219	—	—	—	—	—	3,219

61	Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
M/P European Emerging Markets
Common Stock	$78,437	$—	$—	$—	$—	$—	$78,437
Investment Company	1,917	—	—	—	—	—	1,917

P/K Cash Balance Plan
Asset Backed	—	—	3,610	—	—	—	3,610
Corporate Bond	—	—	77,866	—	—	—	77,866
Foreign Government	—	—	2,470	—	—	—	2,470
Mortgage Backed	—	—	39,433	—	—	—	39,433
Municipal	—	—	3,252	—	—	—	3,252
Options	237	—	—	—	—	—	237
U.S. Government	—	—	22,695	—	—	—	22,695
Investment Company	8,100	—	—	—	—	—	8,100

Table 1a.

	Other Financial Instruments †
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	$—	$—	$145	$(228)	$—	$—	$(83)
Futures	—	(1)	—	—	—	—	(1)

Low Duration
Forward currency contracts	—	—	194	(212)	—	—	(18)
Futures	143	—	—	—	—	—	143

Core Bond
Forward currency contracts	—	—	874	(321)	—	—	553
Swaps	—	—	332	(1,955)	—	—	(1,623)

Corporate Bond
Forward currency contracts	—	—	6	—	—	—	6
Swaps	—	—	90	—	—	—	90
Futures	—	(15)	—	—	—	—	(15)

Global Low Duration
Forward currency contracts	—	—	80	(160)	—	—	(80)
Futures	14	—	—	—	—	—	14

Global Fixed Income
Forward currency contracts	—	—	373	(710)	—	—	(337)
Swaps	—	—	18	—	—	—	18
Futures	118	(70)	—	—	—	—	48

Notes to Financial Statements continued

	Other Financial Instruments †
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Bond
Forward currency contracts	$—	$—	$197	$(2,075)	$—	$—	$(1,878)
Swaps	—	—	683	—	—	—	683

Emerging Markets Local Bond
Forward currency contracts	—	—	242	(409)	—	—	(167)
Swaps	—	—	179	(82)	—	—	97

Global Equity
Forward currency contracts	—	—	33	(13)	—	—	20
Futures	298	(5)	—	—	—	—	293

P/K Cash Balance Plan
Options	13	(31)	—	—	—	—	(18)
Forward currency contracts	—	—	—	(57)	—	—	(57)
Swaps	—	—	113	(307)	—	—	(194)
Futures	184	—	—	—	—	—	184

† Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

5. Federal Income Taxes (amounts in (000s)

At January 31, 2013 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$374,696,011	$—	$—	$—
Limited Maturity	322,967,749	1,368,798	837,583	531,215
Low Duration	613,958,973	10,155,736	3,281,208	6,874,528
U.S. Government	145,501,914	768,587	246,208	522,379
GNMA	1,232,147,030	20,167,269	7,014,568	13,152,701
Core Bond	655,237,302	17,583,248	2,185,705	15,397,543
Corporate Bond	55,405,513	2,717,913	190,874	2,527,039
High Income	1,043,998,167	85,034,063	2,345,870	82,688,193
Tax Exempt Bond	12,014,505	607,528	4,023	603,505
California Municipal Income	46,367,121	3,060,017	6,963	3,053,054
Global Low Duration	79,519,692	1,412,793	436,746	976,047
Global Fixed Income	46,827,805	1,598,236	725,754	872,482
Emerging Markets Bond	1,114,128,901	76,143,132	2,800,437	73,342,695
Emerging Markets Local Bond	124,461,704	6,677,224	2,122,734	4,554,490
Value Leaders	182,378,186	11,714,624	872,724	10,841,900
Global Equity	8,235,092	201,359	152,701	48,658
M/P European Emerging Markets Fund	89,844,043	—	9,490,431	(9,490,431)
P/K Cash Balance Plan Fund	153,818,457	4,323,457	478,497	3,844,960

63	Payden Mutual Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       The Payden & Rygel Investment Group

By (Signature and Title)*       /s/ Joan A. Payden

   Joan A. Payden, Chairman and CEO

   (principal executive officer)

Date 03/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Joan A. Payden

   Joan A. Payden, Chairman and CEO

   (principal executive officer)

Date 03/25/13

By (Signature and Title)*       /s/ Brian W. Matthews

   Brian W. Matthews, Vice President and Chief Financial Officer

   (principal financial officer)

Date 03/25/13

* Print	the name and title of each signing officer under his or her signature.